Document and Entity Information	12 Months Ended
Oct. 01, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	May 31, 2012
Registrant Name	T. Rowe Price Retirement Funds, Inc.
Central Index Key	0001177017
Amendment Flag	false
Document Creation Date	Sep 27, 2012
Document Effective Date	Oct 1, 2012
Prospectus Date	Oct 1, 2012

Investor Class | T. Rowe Price Retirement 2005 Fund
SUMMARY T. Rowe Price Retirement 2005 Fund
Investment Objective
The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)		Investor Class T. Rowe Price Retirement 2005 Fund
Maximum sales charge (load) imposed on purchases	[1]	none
Maximum deferred sales charge (load)	[1]	none
Redemption fee	[1]	none
Maximum account fee	[1][2]	20
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Investor Class T. Rowe Price Retirement 2005 Fund
Management fees	[1]	none
Distribution and service (12b-1) fees	[1]	none
Other expenses	[1]	none
Acquired fund fees and expenses	[1]	0.59%
Total annual fund operating expenses	[1]	0.59%
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
Investor Class T. Rowe Price Retirement 2005 Fund	60	189	329	738

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 25.2% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund's allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire on or near the target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined "glide path" shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund's asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund's potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund's allocation to stocks is anticipated to be approximately 55% of its assets. The fund's exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as "neutral" allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of October 1, 2012. The target allocations and actual allocations may differ. The fund's shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.
2005 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	43.00%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	22.01% 0.00 0.00
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	1.72 1.72
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	1.05 1.05 1.05
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	3.47 3.47 3.47
		International Emerging Market Stocks	Emerging Markets Stock	1.84
		Inflation Focused Stocks	Real Assets	2.15
Bonds	57.00	Domestic Investment-Grade Bonds	New Income	28.70
		Domestic High Yield Bonds	High Yield	4.10
		International Bonds	Emerging Markets Bond International Bond	4.10 4.10
		Inflation Focused Bonds	Inflation Focused Bond	16.00

Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund’s risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund’s overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund’s share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund’s price or yield.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing risk This is the risk that the fund’s investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Performance
The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Retirement 2005 Fund Calendar Year Returns

	Quarter Ended	Total Return
Best Quarter	6/30/09	13.03%
Worst Quarter	12/31/08	-12.02%
The fund’s return for the six months ended 6/30/12 was 5.28%.
In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Average Annual Total Returns Periods ended December 31, 2011
Average Annual Total Returns Investor Class		1 Year	5 Years	Since inception	Inception date
T. Rowe Price Retirement 2005 Fund		1.43%	3.16%	5.08%	Feb 27, 2004
T. Rowe Price Retirement 2005 Fund Returns after taxes on distributions		0.61%	2.10%	4.11%	Feb 27, 2004
T. Rowe Price Retirement 2005 Fund Returns after taxes on distributions and sale of fund shares		1.10%	2.17%	3.92%	Feb 27, 2004
T. Rowe Price Retirement 2005 Fund Dow Jones Target 2005 Index (reflects no deduction for fees, expenses, or taxes)	[1]	5.15%	5.29%	5.40%
T. Rowe Price Retirement 2005 Fund Combined Index Portfolio (reflects no deduction for fees, expenses, or taxes)	[2]	2.38%	2.64%	4.58%
[1]	Effective November 1, 2012, the S&P Target Date Retirement Income Index will replace the Dow Jones Target 2005 Index as the fund's primary benchmark. The S&P Target Date Retirement Income Index is more representative of the fund's investment program and asset allocation strategies.
[2]	Combined Index Portfolio is an unmanaged portfolio composed of 43.50% stocks (31.10% Russell 3000 Index, 12.40% MSCI All Country World Index ex USA), and 56.50% bonds (41.00% Barclays U.S. Aggregate Bond Index, 15.50% Barclays U.S. 1-5 Year Treasury TIPS Index). The percentages will vary over time and the indices may vary over time.

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Retirement Funds, Inc.
Prospectus Date	rr_ProspectusDate	Oct 1, 2012
Investor Class | T. Rowe Price Retirement 2005 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY T. Rowe Price Retirement 2005 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 25.2% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.20%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund's allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire on or near the target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined "glide path" shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund's asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund's potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund's allocation to stocks is anticipated to be approximately 55% of its assets. The fund's exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as "neutral" allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of October 1, 2012. The target allocations and actual allocations may differ. The fund's shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.
2005 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	43.00%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	22.01% 0.00 0.00
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	1.72 1.72
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	1.05 1.05 1.05
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	3.47 3.47 3.47
		International Emerging Market Stocks	Emerging Markets Stock	1.84
		Inflation Focused Stocks	Real Assets	2.15
Bonds	57.00	Domestic Investment-Grade Bonds	New Income	28.70
		Domestic High Yield Bonds	High Yield	4.10
		International Bonds	Emerging Markets Bond International Bond	4.10 4.10
		Inflation Focused Bonds	Inflation Focused Bond	16.00

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund’s risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund’s overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund’s share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund’s price or yield.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

		Foreign investing risk This is the risk that the fund’s investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

		The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-5132
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Retirement 2005 Fund Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter	6/30/09	13.03%
Worst Quarter	12/31/08	-12.02%
		The fund’s return for the six months ended 6/30/12 was 5.28%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2011
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective November 1, 2012, the S&P Target Date Retirement Income Index will replace the Dow Jones Target 2005 Index as the fund's primary benchmark. The S&P Target Date Retirement Income Index is more representative of the fund's investment program and asset allocation strategies.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.
Investor Class | T. Rowe Price Retirement 2005 Fund | T. Rowe Price Retirement 2005 Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[1]
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption fee	rr_RedemptionFeeOverRedemption	none	[1]
Maximum account fee	rr_MaximumAccountFee	20	[1],[2]
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	none	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.59%	[1]
1 year	rr_ExpenseExampleYear01	60
3 years	rr_ExpenseExampleYear03	189
5 years	rr_ExpenseExampleYear05	329
10 years	rr_ExpenseExampleYear10	738
2005	rr_AnnualReturn2005	5.57%
2006	rr_AnnualReturn2006	11.50%
2007	rr_AnnualReturn2007	6.67%
2008	rr_AnnualReturn2008	(22.24%)
2009	rr_AnnualReturn2009	24.55%
2010	rr_AnnualReturn2010	11.51%
2011	rr_AnnualReturn2011	1.43%
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund's return for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.28%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.02%)
1 Year	rr_AverageAnnualReturnYear01	1.43%
5 Years	rr_AverageAnnualReturnYear05	3.16%
Since inception	rr_AverageAnnualReturnSinceInception	5.08%
Inception date	rr_AverageAnnualReturnInceptionDate	Feb 27, 2004
Investor Class | T. Rowe Price Retirement 2005 Fund | Returns after taxes on distributions | T. Rowe Price Retirement 2005 Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.61%
5 Years	rr_AverageAnnualReturnYear05	2.10%
Since inception	rr_AverageAnnualReturnSinceInception	4.11%
Inception date	rr_AverageAnnualReturnInceptionDate	Feb 27, 2004
Investor Class | T. Rowe Price Retirement 2005 Fund | Returns after taxes on distributions and sale of fund shares | T. Rowe Price Retirement 2005 Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.10%
5 Years	rr_AverageAnnualReturnYear05	2.17%
Since inception	rr_AverageAnnualReturnSinceInception	3.92%
Inception date	rr_AverageAnnualReturnInceptionDate	Feb 27, 2004
Investor Class | T. Rowe Price Retirement 2005 Fund | Dow Jones Target 2005 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.15%	[3]
5 Years	rr_AverageAnnualReturnYear05	5.29%	[3]
Since inception	rr_AverageAnnualReturnSinceInception	5.40%	[3]
Investor Class | T. Rowe Price Retirement 2005 Fund | Combined Index Portfolio (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.38%	[4]
5 Years	rr_AverageAnnualReturnYear05	2.64%	[4]
Since inception	rr_AverageAnnualReturnSinceInception	4.58%	[4]

[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.
[3]	Effective November 1, 2012, the S&P Target Date Retirement Income Index will replace the Dow Jones Target 2005 Index as the fund's primary benchmark. The S&P Target Date Retirement Income Index is more representative of the fund's investment program and asset allocation strategies.
[4]	Combined Index Portfolio is an unmanaged portfolio composed of 43.50% stocks (31.10% Russell 3000 Index, 12.40% MSCI All Country World Index ex USA), and 56.50% bonds (41.00% Barclays U.S. Aggregate Bond Index, 15.50% Barclays U.S. 1-5 Year Treasury TIPS Index). The percentages will vary over time and the indices may vary over time.

Investor Class | T. Rowe Price Retirement 2010 Fund
SUMMARY T. Rowe Price Retirement 2010 Fund
Investment Objective
The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)		Investor Class T. Rowe Price Retirement 2010 Fund
Maximum sales charge (load) imposed on purchases	[1]	none
Maximum deferred sales charge (load)	[1]	none
Redemption fee	[1]	none
Maximum account fee	[1][2]	20
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Investor Class T. Rowe Price Retirement 2010 Fund
Management fees	[1]	none
Distribution and service (12b-1) fees	[1]	none
Other expenses	[1]	none
Acquired fund fees and expenses	[1]	0.61%
Total annual fund operating expenses	[1]	0.61%
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
Investor Class T. Rowe Price Retirement 2010 Fund	62	195	340	762

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 23.3% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund’s allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire on or near the target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined "glide path" shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund's potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund's allocation to stocks is anticipated to be approximately 55% of its assets. The fund’s exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as “neutral” allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of October 1, 2012. The target allocations and actual allocations may differ. The fund's shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

2010 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	50.50%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	24.12% 0.87 0.87
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	2.02 2.02
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	1.23 1.23 1.23
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	4.08 4.08 4.07
		International Emerging Market Stocks	Emerging Markets Stock	2.16
		Inflation Focused Stocks	Real Assets	2.52
Bonds	49.50	Domestic Investment-Grade Bonds	New Income	25.90
		Domestic High Yield Bonds	High Yield	3.70
		International Bonds	Emerging Markets Bond International Bond	3.70 3.70
		Inflation Focused Bonds	Inflation Focused Bond	12.50

Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund’s risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund’s overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund’s share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund’s price or yield.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing risk This is the risk that the fund’s investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Performance
The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Retirement 2010 Fund Calendar Year Returns

	Quarter Ended	Total Return
Best Quarter	6/30/09	14.87%
Worst Quarter	12/31/08	-14.78%
The fund’s return for the six months ended 6/30/12 was 5.86%.
In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Average Annual Total Returns Periods ended December 31, 2011
Average Annual Total Returns Investor Class		1 Year	5 Years	Since inception	Inception date
T. Rowe Price Retirement 2010 Fund		0.54%	2.53%	7.68%	Sep 30, 2002
T. Rowe Price Retirement 2010 Fund Returns after taxes on distributions		(0.20%)	1.59%	6.86%	Sep 30, 2002
T. Rowe Price Retirement 2010 Fund Returns after taxes on distributions and sale of fund shares		0.53%	1.71%	6.35%	Sep 30, 2002
T. Rowe Price Retirement 2010 Fund Dow Jones Target 2010 Index (reflects no deduction for fees, expenses, or taxes)	[1]	4.49%	4.68%	7.69%
T. Rowe Price Retirement 2010 Fund Combined Index Portfolio (reflects no deduction for fees, expenses, or taxes)	[2]	1.80%	2.17%	7.11%
[1]	Effective November 1, 2012, the S&P Target Date 2010 Index will replace the Dow Jones Target 2010 Index as the fund's primary benchmark. The S&P Target Date 2010 Index is more representative of the fund's investment program and asset allocation strategies.
[2]	Combined Index Portfolio is an unmanaged portfolio composed of 51.50% stocks (36.82% Russell 3000 Index, 14.68% MSCI All Country World Index ex USA), and 48.50% bonds (36.50% Barclays U.S. Aggregate Bond Index, 12.00% Barclays U.S. 1-5 Year Treasury TIPS Index). The percentages will vary over time and the indices may vary over time.

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Retirement Funds, Inc.
Prospectus Date	rr_ProspectusDate	Oct 1, 2012
Investor Class | T. Rowe Price Retirement 2010 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY T. Rowe Price Retirement 2010 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 23.3% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.30%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund’s allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire on or near the target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined "glide path" shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund's potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund's allocation to stocks is anticipated to be approximately 55% of its assets. The fund’s exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as “neutral” allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of October 1, 2012. The target allocations and actual allocations may differ. The fund's shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

2010 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	50.50%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	24.12% 0.87 0.87
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	2.02 2.02
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	1.23 1.23 1.23
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	4.08 4.08 4.07
		International Emerging Market Stocks	Emerging Markets Stock	2.16
		Inflation Focused Stocks	Real Assets	2.52
Bonds	49.50	Domestic Investment-Grade Bonds	New Income	25.90
		Domestic High Yield Bonds	High Yield	3.70
		International Bonds	Emerging Markets Bond International Bond	3.70 3.70
		Inflation Focused Bonds	Inflation Focused Bond	12.50

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund’s risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund’s overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund’s share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund’s price or yield.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

		Foreign investing risk This is the risk that the fund’s investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

		The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-5132
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Retirement 2010 Fund Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter	6/30/09	14.87%
Worst Quarter	12/31/08	-14.78%
		The fund’s return for the six months ended 6/30/12 was 5.86%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2011
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective November 1, 2012, the S&P Target Date 2010 Index will replace the Dow Jones Target 2010 Index as the fund's primary benchmark. The S&P Target Date 2010 Index is more representative of the fund's investment program and asset allocation strategies.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.
Investor Class | T. Rowe Price Retirement 2010 Fund | T. Rowe Price Retirement 2010 Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[1]
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption fee	rr_RedemptionFeeOverRedemption	none	[1]
Maximum account fee	rr_MaximumAccountFee	20	[1],[2]
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	none	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.61%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.61%	[1]
1 year	rr_ExpenseExampleYear01	62
3 years	rr_ExpenseExampleYear03	195
5 years	rr_ExpenseExampleYear05	340
10 years	rr_ExpenseExampleYear10	762
2003	rr_AnnualReturn2003	23.75%
2004	rr_AnnualReturn2004	11.11%
2005	rr_AnnualReturn2005	6.25%
2006	rr_AnnualReturn2006	12.84%
2007	rr_AnnualReturn2007	6.65%
2008	rr_AnnualReturn2008	(26.71%)
2009	rr_AnnualReturn2009	27.95%
2010	rr_AnnualReturn2010	12.70%
2011	rr_AnnualReturn2011	0.54%
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund's return for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.86%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.78%)
1 Year	rr_AverageAnnualReturnYear01	0.54%
5 Years	rr_AverageAnnualReturnYear05	2.53%
Since inception	rr_AverageAnnualReturnSinceInception	7.68%
Inception date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2002
Investor Class | T. Rowe Price Retirement 2010 Fund | Returns after taxes on distributions | T. Rowe Price Retirement 2010 Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.20%)
5 Years	rr_AverageAnnualReturnYear05	1.59%
Since inception	rr_AverageAnnualReturnSinceInception	6.86%
Inception date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2002
Investor Class | T. Rowe Price Retirement 2010 Fund | Returns after taxes on distributions and sale of fund shares | T. Rowe Price Retirement 2010 Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.53%
5 Years	rr_AverageAnnualReturnYear05	1.71%
Since inception	rr_AverageAnnualReturnSinceInception	6.35%
Inception date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2002
Investor Class | T. Rowe Price Retirement 2010 Fund | Dow Jones Target 2010 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.49%	[3]
5 Years	rr_AverageAnnualReturnYear05	4.68%	[3]
Since inception	rr_AverageAnnualReturnSinceInception	7.69%	[3]
Investor Class | T. Rowe Price Retirement 2010 Fund | Combined Index Portfolio (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.80%	[4]
5 Years	rr_AverageAnnualReturnYear05	2.17%	[4]
Since inception	rr_AverageAnnualReturnSinceInception	7.11%	[4]

[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.
[3]	Effective November 1, 2012, the S&P Target Date 2010 Index will replace the Dow Jones Target 2010 Index as the fund's primary benchmark. The S&P Target Date 2010 Index is more representative of the fund's investment program and asset allocation strategies.
[4]	Combined Index Portfolio is an unmanaged portfolio composed of 51.50% stocks (36.82% Russell 3000 Index, 14.68% MSCI All Country World Index ex USA), and 48.50% bonds (36.50% Barclays U.S. Aggregate Bond Index, 12.00% Barclays U.S. 1-5 Year Treasury TIPS Index). The percentages will vary over time and the indices may vary over time.

Investor Class | T. Rowe Price Retirement 2015 Fund
SUMMARY T. Rowe Price Retirement 2015 Fund
Investment Objective
The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)		Investor Class T. Rowe Price Retirement 2015 Fund
Maximum sales charge (load) imposed on purchases	[1]	none
Maximum deferred sales charge (load)	[1]	none
Redemption fee	[1]	none
Maximum account fee	[1][2]	20
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Investor Class T. Rowe Price Retirement 2015 Fund
Management fees	[1]	none
Distribution and service (12b-1) fees	[1]	none
Other expenses	[1]	none
Acquired fund fees and expenses	[1]	0.66%
Total annual fund operating expenses	[1]	0.66%
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
Investor Class T. Rowe Price Retirement 2015 Fund	67	211	368	822

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 25.6% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund's allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire on or near the target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined "glide path" shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund's asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund's potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund's allocation to stocks is anticipated to be approximately 55% of its assets. The fund's exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as "neutral" allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of October 1, 2012. The target allocations and actual allocations may differ. The fund's shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

2015 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	60.50%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	20.23% 5.38 5.38
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	2.41 2.41
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	1.48 1.47 1.48
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	4.88 4.88 4.89
		International Emerging Market Stocks	Emerging Markets Stock	2.59
		Inflation Focused Stocks	Real Assets	3.02
Bonds	39.50	Domestic Investment-Grade Bonds	New Income	22.40
		Domestic High Yield Bonds	High Yield	3.20
		International Bonds	Emerging Markets Bond International Bond	3.20 3.20
		Inflation Focused Bonds	Inflation Focused Bond	7.50

Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund’s risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund’s overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund’s share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund’s price or yield.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing risk This is the risk that the fund’s investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Performance
The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Retirement 2015 Fund Calendar Year Returns

	Quarter Ended	Total Return
Best Quarter	6/30/09	16.50%
Worst Quarter	12/31/08	-17.19%
The fund’s return for the six months ended 6/30/12 was 6.39%.
In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Average Annual Total Returns Periods ended December 31, 2011
Average Annual Total Returns Investor Class		1 Year	5 Years	Since inception	Inception date
T. Rowe Price Retirement 2015 Fund		(0.32%)	2.11%	4.98%	Feb 27, 2004
T. Rowe Price Retirement 2015 Fund Returns after taxes on distributions		(0.93%)	1.28%	4.23%	Feb 27, 2004
T. Rowe Price Retirement 2015 Fund Returns after taxes on distributions and sale of fund shares		(0.03%)	1.42%	3.98%	Feb 27, 2004
T. Rowe Price Retirement 2015 Fund Dow Jones Target 2015 Index (reflects no deduction for fees, expenses, or taxes)	[1]	3.42%	3.87%	5.47%
T. Rowe Price Retirement 2015 Fund Combined Index Portfolio (reflects no deduction for fees, expenses, or taxes)	[2]	1.11%	1.73%	4.49%
[1]	Effective November 1, 2012, the S&P Target Date 2015 Index will replace the Dow Jones Target 2015 Index as the fund's primary benchmark. The S&P Target Date 2015 Index is more representative of the fund's investment program and asset allocation strategies.
[2]	Combined Index Portfolio is an unmanaged portfolio composed of 61.50% stocks (43.97% Russell 3000 Index, 17.53% MSCI All Country World Index ex USA), and 38.50% bonds (31.50% Barclays U.S. Aggregate Bond Index, 7.00% Barclays U.S. 1-5 Year Treasury TIPS Index). The percentages will vary over time and the indices may vary over time.

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Retirement Funds, Inc.
Prospectus Date	rr_ProspectusDate	Oct 1, 2012
Investor Class | T. Rowe Price Retirement 2015 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY T. Rowe Price Retirement 2015 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 25.6% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.60%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund's allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire on or near the target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined "glide path" shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund's asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund's potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund's allocation to stocks is anticipated to be approximately 55% of its assets. The fund's exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as "neutral" allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of October 1, 2012. The target allocations and actual allocations may differ. The fund's shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

2015 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	60.50%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	20.23% 5.38 5.38
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	2.41 2.41
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	1.48 1.47 1.48
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	4.88 4.88 4.89
		International Emerging Market Stocks	Emerging Markets Stock	2.59
		Inflation Focused Stocks	Real Assets	3.02
Bonds	39.50	Domestic Investment-Grade Bonds	New Income	22.40
		Domestic High Yield Bonds	High Yield	3.20
		International Bonds	Emerging Markets Bond International Bond	3.20 3.20
		Inflation Focused Bonds	Inflation Focused Bond	7.50

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund’s risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund’s overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund’s share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund’s price or yield.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

		Foreign investing risk This is the risk that the fund’s investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

		The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-5132
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Retirement 2015 Fund Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter	6/30/09	16.50%
Worst Quarter	12/31/08	-17.19%
		The fund’s return for the six months ended 6/30/12 was 6.39%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2011
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective November 1, 2012, the S&P Target Date 2015 Index will replace the Dow Jones Target 2015 Index as the fund's primary benchmark. The S&P Target Date 2015 Index is more representative of the fund's investment program and asset allocation strategies.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.
Investor Class | T. Rowe Price Retirement 2015 Fund | T. Rowe Price Retirement 2015 Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[1]
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption fee	rr_RedemptionFeeOverRedemption	none	[1]
Maximum account fee	rr_MaximumAccountFee	20	[1],[2]
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	none	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.66%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.66%	[1]
1 year	rr_ExpenseExampleYear01	67
3 years	rr_ExpenseExampleYear03	211
5 years	rr_ExpenseExampleYear05	368
10 years	rr_ExpenseExampleYear10	822
2005	rr_AnnualReturn2005	6.69%
2006	rr_AnnualReturn2006	13.73%
2007	rr_AnnualReturn2007	6.75%
2008	rr_AnnualReturn2008	(30.22%)
2009	rr_AnnualReturn2009	31.35%
2010	rr_AnnualReturn2010	13.79%
2011	rr_AnnualReturn2011	(0.32%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund's return for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.39%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.50%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.19%)
1 Year	rr_AverageAnnualReturnYear01	(0.32%)
5 Years	rr_AverageAnnualReturnYear05	2.11%
Since inception	rr_AverageAnnualReturnSinceInception	4.98%
Inception date	rr_AverageAnnualReturnInceptionDate	Feb 27, 2004
Investor Class | T. Rowe Price Retirement 2015 Fund | Returns after taxes on distributions | T. Rowe Price Retirement 2015 Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.93%)
5 Years	rr_AverageAnnualReturnYear05	1.28%
Since inception	rr_AverageAnnualReturnSinceInception	4.23%
Inception date	rr_AverageAnnualReturnInceptionDate	Feb 27, 2004
Investor Class | T. Rowe Price Retirement 2015 Fund | Returns after taxes on distributions and sale of fund shares | T. Rowe Price Retirement 2015 Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.03%)
5 Years	rr_AverageAnnualReturnYear05	1.42%
Since inception	rr_AverageAnnualReturnSinceInception	3.98%
Inception date	rr_AverageAnnualReturnInceptionDate	Feb 27, 2004
Investor Class | T. Rowe Price Retirement 2015 Fund | Dow Jones Target 2015 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.42%	[3]
5 Years	rr_AverageAnnualReturnYear05	3.87%	[3]
Since inception	rr_AverageAnnualReturnSinceInception	5.47%	[3]
Investor Class | T. Rowe Price Retirement 2015 Fund | Combined Index Portfolio (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.11%	[4]
5 Years	rr_AverageAnnualReturnYear05	1.73%	[4]
Since inception	rr_AverageAnnualReturnSinceInception	4.49%	[4]

[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.
[3]	Effective November 1, 2012, the S&P Target Date 2015 Index will replace the Dow Jones Target 2015 Index as the fund's primary benchmark. The S&P Target Date 2015 Index is more representative of the fund's investment program and asset allocation strategies.
[4]	Combined Index Portfolio is an unmanaged portfolio composed of 61.50% stocks (43.97% Russell 3000 Index, 17.53% MSCI All Country World Index ex USA), and 38.50% bonds (31.50% Barclays U.S. Aggregate Bond Index, 7.00% Barclays U.S. 1-5 Year Treasury TIPS Index). The percentages will vary over time and the indices may vary over time.

Investor Class | T.Rowe Price Retirement 2020 Fund
SUMMARY T. Rowe Price Retirement 2020 Fund
Investment Objective
The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)		Investor Class T.Rowe Price Retirement 2020 Fund T. Rowe Price Retirement 2020 Fund
Maximum sales charge (load) imposed on purchases	[1]	none
Maximum deferred sales charge (load)	[1]	none
Redemption fee	[1]	none
Maximum account fee	[1][2]	20
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Investor Class T.Rowe Price Retirement 2020 Fund T. Rowe Price Retirement 2020 Fund
Management fees	[1]	none
Distribution and service (12b-1) fees	[1]	none
Other expenses	[1]	none
Acquired fund fees and expenses	[1]	0.70%
Total annual fund operating expenses	[1]	0.70%
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
Investor Class T.Rowe Price Retirement 2020 Fund T. Rowe Price Retirement 2020 Fund	72	224	390	871

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 22.4% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund's allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire on or near the target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined "glide path" shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund's asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund's potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund's allocation to stocks is anticipated to be approximately 55% of its assets. The fund's exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as "neutral" allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of October 1, 2012. The target allocations and actual allocations may differ. The fund's shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

2020 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	68.50%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	16.53% 9.28 9.28
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	2.73 2.73
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	1.67 1.67 1.67
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	5.53 5.53 5.53
		International Emerging Market Stocks	Emerging Markets Stock	2.93
		Inflation Focused Stocks	Real Assets	3.42
Bonds	31.50	Domestic Investment-Grade Bonds	New Income	19.25
		Domestic High Yield Bonds	High Yield	2.75
		International Bonds	Emerging Markets Bond International Bond	2.75 2.75
		Inflation Focused Bonds	Inflation Focused Bond	4.00

Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund’s risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund’s overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund’s share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund’s price or yield.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing risk This is the risk that the fund’s investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Performance
The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Retirement 2020 Fund Calendar Year Returns

	Quarter Ended	Total Return
Best Quarter	6/30/09	18.02%
Worst Quarter	12/31/08	-19.28%
The fund’s return for the six months ended 6/30/12 was 6.98%.
In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Average Annual Total Returns Periods ended December 31, 2011
Average Annual Total Returns Investor Class T.Rowe Price Retirement 2020 Fund		1 Year	5 Years	Since inception	Inception date
T. Rowe Price Retirement 2020 Fund		(1.20%)	1.55%	8.07%	Sep 30, 2002
T. Rowe Price Retirement 2020 Fund Returns after taxes on distributions		(1.71%)	0.82%	7.40%	Sep 30, 2002
T. Rowe Price Retirement 2020 Fund Returns after taxes on distributions and sale of fund shares		(0.58%)	1.02%	6.83%	Sep 30, 2002
Dow Jones Target 2020 Index (reflects no deduction for fees, expenses, or taxes)	[1]	2.01%	3.10%	8.80%
Combined Index Portfolio (reflects no deduction for fees, expenses, or taxes)	[2]	0.47%	1.23%	7.41%
[1]	Effective November 1, 2012, the S&P Target Date 2020 Index will replace the Dow Jones Target 2020 Index as the fund's primary benchmark. The S&P Target Date 2020 Index is more representative of the fund's investment program and asset allocation strategies.
[2]	Combined Index Portfolio is an unmanaged portfolio composed of 69.50% stocks (49.69% Russell 3000 Index, 19.81% MSCI All Country World Index ex USA), and 30.50% bonds (27.00% Barclays U.S. Aggregate Bond Index, 3.50% Barclays U.S. 1-5 Year Treasury TIPS Index). The percentages will vary over time and the indices may vary over time.

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Retirement Funds, Inc.
Prospectus Date	rr_ProspectusDate	Oct 1, 2012
Investor Class | T.Rowe Price Retirement 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY T. Rowe Price Retirement 2020 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 22.4% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.40%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund's allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire on or near the target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined "glide path" shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund's asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund's potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund's allocation to stocks is anticipated to be approximately 55% of its assets. The fund's exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as "neutral" allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of October 1, 2012. The target allocations and actual allocations may differ. The fund's shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

2020 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	68.50%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	16.53% 9.28 9.28
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	2.73 2.73
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	1.67 1.67 1.67
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	5.53 5.53 5.53
		International Emerging Market Stocks	Emerging Markets Stock	2.93
		Inflation Focused Stocks	Real Assets	3.42
Bonds	31.50	Domestic Investment-Grade Bonds	New Income	19.25
		Domestic High Yield Bonds	High Yield	2.75
		International Bonds	Emerging Markets Bond International Bond	2.75 2.75
		Inflation Focused Bonds	Inflation Focused Bond	4.00

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund’s risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund’s overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund’s share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund’s price or yield.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

		Foreign investing risk This is the risk that the fund’s investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

		The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-5132
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Retirement 2020 Fund Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter	6/30/09	18.02%
Worst Quarter	12/31/08	-19.28%
		The fund’s return for the six months ended 6/30/12 was 6.98%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2011
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective November 1, 2012, the S&P Target Date 2020 Index will replace the Dow Jones Target 2020 Index as the fund's primary benchmark. The S&P Target Date 2020 Index is more representative of the fund's investment program and asset allocation strategies.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.
Investor Class | T.Rowe Price Retirement 2020 Fund | T. Rowe Price Retirement 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[1]
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption fee	rr_RedemptionFeeOverRedemption	none	[1]
Maximum account fee	rr_MaximumAccountFee	20	[1],[2]
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	none	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.70%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.70%	[1]
1 year	rr_ExpenseExampleYear01	72
3 years	rr_ExpenseExampleYear03	224
5 years	rr_ExpenseExampleYear05	390
10 years	rr_ExpenseExampleYear10	871
2003	rr_AnnualReturn2003	27.41%
2004	rr_AnnualReturn2004	12.82%
2005	rr_AnnualReturn2005	7.17%
2006	rr_AnnualReturn2006	14.66%
2007	rr_AnnualReturn2007	6.73%
2008	rr_AnnualReturn2008	(33.48%)
2009	rr_AnnualReturn2009	34.19%
2010	rr_AnnualReturn2010	14.74%
2011	rr_AnnualReturn2011	(1.20%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund’s return for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.98%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.28%)
1 Year	rr_AverageAnnualReturnYear01	(1.20%)
5 Years	rr_AverageAnnualReturnYear05	1.55%
Since inception	rr_AverageAnnualReturnSinceInception	8.07%
Inception date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2002
Investor Class | T.Rowe Price Retirement 2020 Fund | Returns after taxes on distributions | T. Rowe Price Retirement 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.71%)
5 Years	rr_AverageAnnualReturnYear05	0.82%
Since inception	rr_AverageAnnualReturnSinceInception	7.40%
Inception date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2002
Investor Class | T.Rowe Price Retirement 2020 Fund | Returns after taxes on distributions and sale of fund shares | T. Rowe Price Retirement 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.58%)
5 Years	rr_AverageAnnualReturnYear05	1.02%
Since inception	rr_AverageAnnualReturnSinceInception	6.83%
Inception date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2002
Investor Class | T.Rowe Price Retirement 2020 Fund | Dow Jones Target 2020 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.01%	[3]
5 Years	rr_AverageAnnualReturnYear05	3.10%	[3]
Since inception	rr_AverageAnnualReturnSinceInception	8.80%	[3]
Investor Class | T.Rowe Price Retirement 2020 Fund | Combined Index Portfolio (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.47%	[4]
5 Years	rr_AverageAnnualReturnYear05	1.23%	[4]
Since inception	rr_AverageAnnualReturnSinceInception	7.41%	[4]

[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.
[3]	Effective November 1, 2012, the S&P Target Date 2020 Index will replace the Dow Jones Target 2020 Index as the fund's primary benchmark. The S&P Target Date 2020 Index is more representative of the fund's investment program and asset allocation strategies.
[4]	Combined Index Portfolio is an unmanaged portfolio composed of 69.50% stocks (49.69% Russell 3000 Index, 19.81% MSCI All Country World Index ex USA), and 30.50% bonds (27.00% Barclays U.S. Aggregate Bond Index, 3.50% Barclays U.S. 1-5 Year Treasury TIPS Index). The percentages will vary over time and the indices may vary over time.

Investor Class | T. Rowe Price Retirement 2025 Fund
SUMMARY T. Rowe Price Retirement 2025 Fund
Investment Objective
The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)		Investor Class T. Rowe Price Retirement 2025 Fund
Maximum sales charge (load) imposed on purchases	[1]	none
Maximum deferred sales charge (load)	[1]	none
Redemption fee	[1]	none
Maximum account fee	[1][2]	20
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Investor Class T. Rowe Price Retirement 2025 Fund
Management fees	[1]	none
Distribution and service (12b-1) fees	[1]	none
Other expenses	[1]	none
Acquired fund fees and expenses	[1]	0.73%
Total annual fund operating expenses	[1]	0.73%
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
Investor Class T. Rowe Price Retirement 2025 Fund	75	233	406	906

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 26.0% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund’s allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire on or near the target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund’s potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund’s allocation to stocks is anticipated to be approximately 55% of its assets. The fund’s exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as “neutral” allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of October 1, 2012. The target allocations and actual allocations may differ. The fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

2025 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	76.50%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	13.28% 12.95 12.95
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	3.05 3.05
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	1.87 1.86 1.87
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	6.18 6.18 6.17
		International Emerging Market Stocks	Emerging Markets Stock	3.27
		Inflation Focused Stocks	Real Assets	3.82
Bonds	23.50	Domestic Investment-Grade Bonds	New Income	15.40
		Domestic High Yield Bonds	High Yield	2.20
		International Bonds	Emerging Markets Bond International Bond	2.20 2.20
		Inflation Focused Bonds	Inflation Focused Bond	1.50

Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund’s risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund’s overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund’s share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund’s price or yield.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing risk This is the risk that the fund’s investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Performance
The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Retirement 2025 Fund Calendar Year Returns

	Quarter Ended	Total Return
Best Quarter	6/30/09	19.33%
Worst Quarter	12/31/08	-20.90%
The fund’s return for the six months ended 6/30/12 was 7.34%.
In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Average Annual Total Returns Periods ended December 31, 2011
Average Annual Total Returns Investor Class		1 Year	5 Years	Since inception	Inception date
T. Rowe Price Retirement 2025 Fund		(2.06%)	1.06%	4.76%	Feb 27, 2004
T. Rowe Price Retirement 2025 Fund Returns after taxes on distributions		(2.48%)	0.40%	4.15%	Feb 27, 2004
T. Rowe Price Retirement 2025 Fund Returns after taxes on distributions and sale of fund shares		(1.15%)	0.66%	3.90%	Feb 27, 2004
T. Rowe Price Retirement 2025 Fund Dow Jones Target 2025 Index (reflects no deduction for fees, expenses, or taxes)	[1]	0.49%	2.43%	5.70%
T. Rowe Price Retirement 2025 Fund Combined Index Portfolio (reflects no deduction for fees, expenses, or taxes)	[2]	(0.20%)	0.78%	4.27%
[1]	Effective November 1, 2012, the S&P Target Date 2025 Index will replace the Dow Jones Target 2025 Index as the fund's primary benchmark. The S&P Target Date 2025 Index is more representative of the fund's investment program and asset allocation strategies.
[2]	Combined Index Portfolio is an unmanaged portfolio composed of 77.00% stocks (55.05% Russell 3000 Index, 21.95% MSCI All Country World Index ex USA), and 23.00% bonds (21.50% Barclays U.S. Aggregate Bond Index, 1.50% Barclays U.S. 1-5 Year Treasury TIPS Index). The percentages will vary over time and the indices may vary over time.

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Retirement Funds, Inc.
Prospectus Date	rr_ProspectusDate	Oct 1, 2012
Investor Class | T. Rowe Price Retirement 2025 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY T. Rowe Price Retirement 2025 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 26.0% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund’s allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire on or near the target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund’s potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund’s allocation to stocks is anticipated to be approximately 55% of its assets. The fund’s exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as “neutral” allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of October 1, 2012. The target allocations and actual allocations may differ. The fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

2025 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	76.50%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	13.28% 12.95 12.95
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	3.05 3.05
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	1.87 1.86 1.87
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	6.18 6.18 6.17
		International Emerging Market Stocks	Emerging Markets Stock	3.27
		Inflation Focused Stocks	Real Assets	3.82
Bonds	23.50	Domestic Investment-Grade Bonds	New Income	15.40
		Domestic High Yield Bonds	High Yield	2.20
		International Bonds	Emerging Markets Bond International Bond	2.20 2.20
		Inflation Focused Bonds	Inflation Focused Bond	1.50

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund’s risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund’s overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund’s share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund’s price or yield.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

		Foreign investing risk This is the risk that the fund’s investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

		The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-5132
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Retirement 2025 Fund Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter	6/30/09	19.33%
Worst Quarter	12/31/08	-20.90%
		The fund’s return for the six months ended 6/30/12 was 7.34%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2011
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective November 1, 2012, the S&P Target Date 2025 Index will replace the Dow Jones Target 2025 Index as the fund's primary benchmark. The S&P Target Date 2025 Index is more representative of the fund's investment program and asset allocation strategies.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.
Investor Class | T. Rowe Price Retirement 2025 Fund | T. Rowe Price Retirement 2025 Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[1]
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption fee	rr_RedemptionFeeOverRedemption	none	[1]
Maximum account fee	rr_MaximumAccountFee	20	[1],[2]
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	none	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.73%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.73%	[1]
1 year	rr_ExpenseExampleYear01	75
3 years	rr_ExpenseExampleYear03	233
5 years	rr_ExpenseExampleYear05	406
10 years	rr_ExpenseExampleYear10	906
2005	rr_AnnualReturn2005	7.42%
2006	rr_AnnualReturn2006	15.44%
2007	rr_AnnualReturn2007	6.81%
2008	rr_AnnualReturn2008	(35.90%)
2009	rr_AnnualReturn2009	36.29%
2010	rr_AnnualReturn2010	15.37%
2011	rr_AnnualReturn2011	(2.06%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund’s return for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.34%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.90%)
1 Year	rr_AverageAnnualReturnYear01	(2.06%)
5 Years	rr_AverageAnnualReturnYear05	1.06%
Since inception	rr_AverageAnnualReturnSinceInception	4.76%
Inception date	rr_AverageAnnualReturnInceptionDate	Feb 27, 2004
Investor Class | T. Rowe Price Retirement 2025 Fund | Returns after taxes on distributions | T. Rowe Price Retirement 2025 Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.48%)
5 Years	rr_AverageAnnualReturnYear05	0.40%
Since inception	rr_AverageAnnualReturnSinceInception	4.15%
Inception date	rr_AverageAnnualReturnInceptionDate	Feb 27, 2004
Investor Class | T. Rowe Price Retirement 2025 Fund | Returns after taxes on distributions and sale of fund shares | T. Rowe Price Retirement 2025 Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.15%)
5 Years	rr_AverageAnnualReturnYear05	0.66%
Since inception	rr_AverageAnnualReturnSinceInception	3.90%
Inception date	rr_AverageAnnualReturnInceptionDate	Feb 27, 2004
Investor Class | T. Rowe Price Retirement 2025 Fund | Dow Jones Target 2025 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.49%	[3]
5 Years	rr_AverageAnnualReturnYear05	2.43%	[3]
Since inception	rr_AverageAnnualReturnSinceInception	5.70%	[3]
Investor Class | T. Rowe Price Retirement 2025 Fund | Combined Index Portfolio (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.20%)	[4]
5 Years	rr_AverageAnnualReturnYear05	0.78%	[4]
Since inception	rr_AverageAnnualReturnSinceInception	4.27%	[4]

[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.
[3]	Effective November 1, 2012, the S&P Target Date 2025 Index will replace the Dow Jones Target 2025 Index as the fund's primary benchmark. The S&P Target Date 2025 Index is more representative of the fund's investment program and asset allocation strategies.
[4]	Combined Index Portfolio is an unmanaged portfolio composed of 77.00% stocks (55.05% Russell 3000 Index, 21.95% MSCI All Country World Index ex USA), and 23.00% bonds (21.50% Barclays U.S. Aggregate Bond Index, 1.50% Barclays U.S. 1-5 Year Treasury TIPS Index). The percentages will vary over time and the indices may vary over time.

Investor Class | T. Rowe Price Retirement 2030 Fund
SUMMARY T. Rowe Price Retirement 2030 Fund
Investment Objective
The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)		Investor Class T. Rowe Price Retirement 2030 Fund
Maximum sales charge (load) imposed on purchases	[1]	none
Maximum deferred sales charge (load)	[1]	none
Redemption fee	[1]	none
Maximum account fee	[1][2]	20
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Investor Class T. Rowe Price Retirement 2030 Fund
Management fees	[1]	none
Distribution and service (12b-1) fees	[1]	none
Other expenses	[1]	none
Acquired fund fees and expenses	[1]	0.75%
Total annual fund operating expenses	[1]	0.75%
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
Investor Class T. Rowe Price Retirement 2030 Fund	77	240	417	930

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 22.3% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund's allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire on or near the target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined "glide path" shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund's asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund's potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund's allocation to stocks is anticipated to be approximately 55% of its assets. The fund's exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as "neutral" allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of October 1, 2012. The target allocations and actual allocations may differ. The fund's shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

2030 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	82.50%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	10.65% 15.80 15.80
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	3.29 3.29
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	2.01 2.02 2.01
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	6.66 6.66 6.66
		International Emerging Market Stocks	Emerging Markets Stock	3.53
		Inflation Focused Stocks	Real Assets	4.12
Bonds	17.50	Domestic Investment-Grade Bonds	New Income	12.25
		Domestic High Yield Bonds	High Yield	1.75
		International Bonds	Emerging Markets Bond International Bond	1.75 1.75
		Inflation Focused Bonds	Inflation Focused Bond	0.00

Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund’s risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund’s overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund’s share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund’s price or yield.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing risk This is the risk that the fund’s investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Performance
The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Retirement 2030 Fund Calendar Year Returns

	Quarter Ended	Total Return
Best Quarter	6/30/09	20.10%
Worst Quarter	12/31/08	-22.19%
The fund’s return for the six months ended 6/30/12 was 7.68%.
In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Average Annual Total Returns Periods ended December 31, 2011
Average Annual Total Returns Investor Class		1 Year	5 Years	Since inception	Inception date
T. Rowe Price Retirement 2030 Fund		(2.70%)	0.69%	8.25%	Sep 30, 2002
T. Rowe Price Retirement 2030 Fund Returns after taxes on distributions		(3.04%)	0.11%	7.72%	Sep 30, 2002
T. Rowe Price Retirement 2030 Fund Returns after taxes on distributions and sale of fund shares		(1.55%)	0.40%	7.10%	Sep 30, 2002
T. Rowe Price Retirement 2030 Fund Dow Jones Target 2030 Index (reflects no deduction for fees, expenses, or taxes)	[1]	(1.20%)	1.75%	9.56%
T. Rowe Price Retirement 2030 Fund Combined Index Portfolio (reflects no deduction for fees, expenses, or taxes)	[2]	(0.80%)	0.40%	7.74%
[1]	Effective November 1, 2012, the S&P Target Date 2030 Index will replace the Dow Jones Target 2030 Index as the fund's primary benchmark. The S&P Target Date 2030 Index is more representative of the fund's investment program and asset allocation strategies.
[2]	Combined Index Portfolio is an unmanaged portfolio composed of 83.00% stocks (59.35% Russell 3000 Index, 23.65% MSCI All Country World Index ex USA), and 17.00% bonds (Barclays U.S. Aggregate Bond Index). The percentages will vary over time and the indices may vary over time.

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Retirement Funds, Inc.
Prospectus Date	rr_ProspectusDate	Oct 1, 2012
Investor Class | T. Rowe Price Retirement 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY T. Rowe Price Retirement 2030 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 22.3% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.30%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund's allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire on or near the target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined "glide path" shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund's asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund's potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund's allocation to stocks is anticipated to be approximately 55% of its assets. The fund's exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as "neutral" allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of October 1, 2012. The target allocations and actual allocations may differ. The fund's shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

2030 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	82.50%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	10.65% 15.80 15.80
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	3.29 3.29
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	2.01 2.02 2.01
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	6.66 6.66 6.66
		International Emerging Market Stocks	Emerging Markets Stock	3.53
		Inflation Focused Stocks	Real Assets	4.12
Bonds	17.50	Domestic Investment-Grade Bonds	New Income	12.25
		Domestic High Yield Bonds	High Yield	1.75
		International Bonds	Emerging Markets Bond International Bond	1.75 1.75
		Inflation Focused Bonds	Inflation Focused Bond	0.00

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund’s risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund’s overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund’s share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund’s price or yield.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

		Foreign investing risk This is the risk that the fund’s investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

		The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-5132
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Retirement 2030 Fund Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter	6/30/09	20.10%
Worst Quarter	12/31/08	-22.19%
		The fund’s return for the six months ended 6/30/12 was 7.68%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2011
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective November 1, 2012, the S&P Target Date 2030 Index will replace the Dow Jones Target 2030 Index as the fund's primary benchmark. The S&P Target Date 2030 Index is more representative of the fund's investment program and asset allocation strategies.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.
Investor Class | T. Rowe Price Retirement 2030 Fund | T. Rowe Price Retirement 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[1]
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption fee	rr_RedemptionFeeOverRedemption	none	[1]
Maximum account fee	rr_MaximumAccountFee	20	[1],[2]
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	none	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.75%	[1]
1 year	rr_ExpenseExampleYear01	77
3 years	rr_ExpenseExampleYear03	240
5 years	rr_ExpenseExampleYear05	417
10 years	rr_ExpenseExampleYear10	930
2003	rr_AnnualReturn2003	29.98%
2004	rr_AnnualReturn2004	14.15%
2005	rr_AnnualReturn2005	8.12%
2006	rr_AnnualReturn2006	16.14%
2007	rr_AnnualReturn2007	6.83%
2008	rr_AnnualReturn2008	(37.79%)
2009	rr_AnnualReturn2009	37.99%
2010	rr_AnnualReturn2010	16.01%
2011	rr_AnnualReturn2011	(2.70%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund’s return for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.68%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.10%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.19%)
1 Year	rr_AverageAnnualReturnYear01	(2.70%)
5 Years	rr_AverageAnnualReturnYear05	0.69%
Since inception	rr_AverageAnnualReturnSinceInception	8.25%
Inception date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2002
Investor Class | T. Rowe Price Retirement 2030 Fund | Returns after taxes on distributions | T. Rowe Price Retirement 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.04%)
5 Years	rr_AverageAnnualReturnYear05	0.11%
Since inception	rr_AverageAnnualReturnSinceInception	7.72%
Inception date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2002
Investor Class | T. Rowe Price Retirement 2030 Fund | Returns after taxes on distributions and sale of fund shares | T. Rowe Price Retirement 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.55%)
5 Years	rr_AverageAnnualReturnYear05	0.40%
Since inception	rr_AverageAnnualReturnSinceInception	7.10%
Inception date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2002
Investor Class | T. Rowe Price Retirement 2030 Fund | Dow Jones Target 2030 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.20%)	[3]
5 Years	rr_AverageAnnualReturnYear05	1.75%	[3]
Since inception	rr_AverageAnnualReturnSinceInception	9.56%	[3]
Investor Class | T. Rowe Price Retirement 2030 Fund | Combined Index Portfolio (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.80%)	[4]
5 Years	rr_AverageAnnualReturnYear05	0.40%	[4]
Since inception	rr_AverageAnnualReturnSinceInception	7.74%	[4]

[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.
[3]	Effective November 1, 2012, the S&P Target Date 2030 Index will replace the Dow Jones Target 2030 Index as the fund's primary benchmark. The S&P Target Date 2030 Index is more representative of the fund's investment program and asset allocation strategies.
[4]	Combined Index Portfolio is an unmanaged portfolio composed of 83.00% stocks (59.35% Russell 3000 Index, 23.65% MSCI All Country World Index ex USA), and 17.00% bonds (Barclays U.S. Aggregate Bond Index). The percentages will vary over time and the indices may vary over time.

Investor Class | T. Rowe Price Retirement 2035 Fund
SUMMARY T. Rowe Price Retirement 2035 Fund
Investment Objective
The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)		Investor Class T. Rowe Price Retirement 2035 Fund
Maximum sales charge (load) imposed on purchases	[1]	none
Maximum deferred sales charge (load)	[1]	none
Redemption fee	[1]	none
Maximum account fee	[1][2]	20
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Investor Class T. Rowe Price Retirement 2035 Fund
Management fees	[1]	none
Distribution and service (12b-1) fees	[1]	none
Other expenses	[1]	none
Acquired fund fees and expenses	[1]	0.77%
Total annual fund operating expenses	[1]	0.77%
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
Investor Class T. Rowe Price Retirement 2035 Fund	79	246	428	954

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 27.1% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund’s allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire on or near the target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund’s potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund’s allocation to stocks is anticipated to be approximately 55% of its assets. The fund’s exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as “neutral” allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of October 1, 2012. The target allocations and actual allocations may differ. The fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

2035 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	87.50%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	8.41% 18.20 18.20
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	3.49 3.49
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	2.13 2.14 2.13
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	7.07 7.07 7.06
		International Emerging Market Stocks	Emerging Markets Stock	3.74
		Inflation Focused Stocks	Real Assets	4.37
Bonds	12.50	Domestic Investment-Grade Bonds	New Income	8.75
		Domestic High Yield Bonds	High Yield	1.25
		International Bonds	Emerging Markets Bond International Bond	1.25 1.25
		Inflation Focused Bonds	Inflation Focused Bond	0.00

Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund’s risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund’s overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund’s share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund’s price or yield.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing risk This is the risk that the fund’s investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Performance
The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Retirement 2035 Fund Calendar Year Returns

	Quarter Ended	Total Return
Best Quarter	6/30/09	20.60%
Worst Quarter	12/31/08	-22.97%
The fund’s return for the six months ended 6/30/12 was 7.89%.
In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Average Annual Total Returns Periods ended December 31, 2011
Average Annual Total Returns Investor Class		1 Year	5 Years	Since inception	Inception date
T. Rowe Price Retirement 2035 Fund		(3.26%)	0.43%	4.53%	Feb 27, 2004
T. Rowe Price Retirement 2035 Fund Returns after taxes on distributions		(3.54%)	(0.10%)	4.04%	Feb 27, 2004
T. Rowe Price Retirement 2035 Fund Returns after taxes on distributions and sale of fund shares		(1.91%)	0.20%	3.78%	Feb 27, 2004
T. Rowe Price Retirement 2035 Fund Dow Jones Target 2035 Index (reflects no deduction for fees, expenses, or taxes)	[1]	(2.62%)	1.22%	5.57%
T. Rowe Price Retirement 2035 Fund Combined Index Portfolio (reflects no deduction for fees, expenses, or taxes)	[2]	(1.36%)	0.15%	4.09%
[1]	Effective November 1, 2012, the S&P Target Date 2035 Index will replace the Dow Jones Target 2035 Index as the fund's primary benchmark. The S&P Target Date 2035 Index is more representative of the fund's investment program and asset allocation strategies.
[2]	Combined Index Portfolio is an unmanaged portfolio composed of 88.00% stocks (62.92% Russell 3000 Index, 25.08% MSCI All Country World Index ex USA), and 12.00% bonds (Barclays U.S. Aggregate Bond Index). The percentages will vary over time and the indices may vary over time.

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Retirement Funds, Inc.
Prospectus Date	rr_ProspectusDate	Oct 1, 2012
Investor Class | T. Rowe Price Retirement 2035 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY T. Rowe Price Retirement 2035 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 27.1% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.10%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund’s allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire on or near the target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund’s potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund’s allocation to stocks is anticipated to be approximately 55% of its assets. The fund’s exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as “neutral” allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of October 1, 2012. The target allocations and actual allocations may differ. The fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

2035 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	87.50%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	8.41% 18.20 18.20
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	3.49 3.49
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	2.13 2.14 2.13
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	7.07 7.07 7.06
		International Emerging Market Stocks	Emerging Markets Stock	3.74
		Inflation Focused Stocks	Real Assets	4.37
Bonds	12.50	Domestic Investment-Grade Bonds	New Income	8.75
		Domestic High Yield Bonds	High Yield	1.25
		International Bonds	Emerging Markets Bond International Bond	1.25 1.25
		Inflation Focused Bonds	Inflation Focused Bond	0.00

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund’s risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund’s overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund’s share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund’s price or yield.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

		Foreign investing risk This is the risk that the fund’s investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

		The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-5132
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Retirement 2035 Fund Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter	6/30/09	20.60%
Worst Quarter	12/31/08	-22.97%
		The fund’s return for the six months ended 6/30/12 was 7.89%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2011
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective November 1, 2012, the S&P Target Date 2035 Index will replace the Dow Jones Target 2035 Index as the fund's primary benchmark. The S&P Target Date 2035 Index is more representative of the fund's investment program and asset allocation strategies.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.
Investor Class | T. Rowe Price Retirement 2035 Fund | T. Rowe Price Retirement 2035 Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[1]
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption fee	rr_RedemptionFeeOverRedemption	none	[1]
Maximum account fee	rr_MaximumAccountFee	20	[1],[2]
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	none	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.77%	[1]
1 year	rr_ExpenseExampleYear01	79
3 years	rr_ExpenseExampleYear03	246
5 years	rr_ExpenseExampleYear05	428
10 years	rr_ExpenseExampleYear10	954
2005	rr_AnnualReturn2005	8.05%
2006	rr_AnnualReturn2006	16.18%
2007	rr_AnnualReturn2007	6.81%
2008	rr_AnnualReturn2008	(38.88%)
2009	rr_AnnualReturn2009	39.04%
2010	rr_AnnualReturn2010	16.34%
2011	rr_AnnualReturn2011	(3.26%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund's return for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.89%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.60%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.97%)
1 Year	rr_AverageAnnualReturnYear01	(3.26%)
5 Years	rr_AverageAnnualReturnYear05	0.43%
Since inception	rr_AverageAnnualReturnSinceInception	4.53%
Inception date	rr_AverageAnnualReturnInceptionDate	Feb 27, 2004
Investor Class | T. Rowe Price Retirement 2035 Fund | Returns after taxes on distributions | T. Rowe Price Retirement 2035 Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.54%)
5 Years	rr_AverageAnnualReturnYear05	(0.10%)
Since inception	rr_AverageAnnualReturnSinceInception	4.04%
Inception date	rr_AverageAnnualReturnInceptionDate	Feb 27, 2004
Investor Class | T. Rowe Price Retirement 2035 Fund | Returns after taxes on distributions and sale of fund shares | T. Rowe Price Retirement 2035 Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.91%)
5 Years	rr_AverageAnnualReturnYear05	0.20%
Since inception	rr_AverageAnnualReturnSinceInception	3.78%
Inception date	rr_AverageAnnualReturnInceptionDate	Feb 27, 2004
Investor Class | T. Rowe Price Retirement 2035 Fund | Dow Jones Target 2035 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.62%)	[3]
5 Years	rr_AverageAnnualReturnYear05	1.22%	[3]
Since inception	rr_AverageAnnualReturnSinceInception	5.57%	[3]
Investor Class | T. Rowe Price Retirement 2035 Fund | Combined Index Portfolio (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.36%)	[4]
5 Years	rr_AverageAnnualReturnYear05	0.15%	[4]
Since inception	rr_AverageAnnualReturnSinceInception	4.09%	[4]

[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.
[3]	Effective November 1, 2012, the S&P Target Date 2035 Index will replace the Dow Jones Target 2035 Index as the fund's primary benchmark. The S&P Target Date 2035 Index is more representative of the fund's investment program and asset allocation strategies.
[4]	Combined Index Portfolio is an unmanaged portfolio composed of 88.00% stocks (62.92% Russell 3000 Index, 25.08% MSCI All Country World Index ex USA), and 12.00% bonds (Barclays U.S. Aggregate Bond Index). The percentages will vary over time and the indices may vary over time.

Investor Class | T. Rowe Price Retirement 2040 Fund
SUMMARY T. Rowe Price Retirement 2040 Fund
Investment Objective
The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)		Investor Class T. Rowe Price Retirement 2040 Fund
Maximum sales charge (load) imposed on purchases	[1]	none
Maximum deferred sales charge (load)	[1]	none
Redemption fee	[1]	none
Maximum account fee	[1][2]	20
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Investor Class T. Rowe Price Retirement 2040 Fund
Management fees	[1]	none
Distribution and service (12b-1) fees	[1]	none
Other expenses	[1]	none
Acquired fund fees and expenses	[1]	0.78%
Total annual fund operating expenses	[1]	0.78%
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
Investor Class T. Rowe Price Retirement 2040 Fund	80	249	433	966

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 22.1% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund's allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire on or near the target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined "glide path" shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund's asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund's potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund's allocation to stocks is anticipated to be approximately 55% of its assets. The fund's exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as "neutral" allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of October 1, 2012. The target allocations and actual allocations may differ. The fund's shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

2040 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	90.00%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	7.41% 19.34 19.34
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	3.59 3.59
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	2.19 2.20 2.19
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	7.27 7.27 7.26
		International Emerging Market Stocks	Emerging Markets Stock	3.85
		Inflation Focused Stocks	Real Assets	4.50
Bonds	10.00	Domestic Investment-Grade Bonds	New Income	7.00
		Domestic High Yield Bonds	High Yield	1.00
		International Bonds	Emerging Markets Bond International Bond	1.00 1.00
		Inflation Focused Bonds	Inflation Focused Bond	0.00

Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund's overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund's price or yield.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing risk This is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Performance
The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Retirement 2040 Fund Calendar Year Returns

	Quarter Ended	Total Return
Best Quarter	6/30/09	20.58%
Worst Quarter	12/31/08	-22.96%
The fund’s return for the six months ended 6/30/12 was 7.97%.
In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Average Annual Total Returns Periods ended December 31, 2011
Average Annual Total Returns Investor Class		1 Year	5 Years	Since inception	Inception date
T. Rowe Price Retirement 2040 Fund		(3.49%)	0.42%	8.14%	Sep 30, 2002
T. Rowe Price Retirement 2040 Fund Returns after taxes on distributions		(3.76%)	(0.11%)	7.64%	Sep 30, 2002
T. Rowe Price Retirement 2040 Fund Returns after taxes on distributions and sale of fund shares		(2.05%)	0.20%	7.03%	Sep 30, 2002
T. Rowe Price Retirement 2040 Fund Dow Jones Target 2040 Index (reflects no deduction for fees, expenses, or taxes)	[1]	(3.59%)	0.93%	9.56%
T. Rowe Price Retirement 2040 Fund Combined Index Portfolio (reflects no deduction for fees, expenses, or taxes)	[2]	(1.46%)	0.14%	7.60%
[1]	Effective November 1, 2012, the S&P Target Date 2040 Index will replace the Dow Jones Target 2040 Index as the fund's primary benchmark. The S&P Target Date 2040 Index is more representative of the fund's investment program and asset allocation strategies.
[2]	Combined Index Portfolio is an unmanaged portfolio composed of 90.00% stocks (64.35% Russell 3000 Index, 25.65% MSCI All Country World ex USA), 10.00% bonds (Barclays U.S. Aggregate Bond Index). The percentages will vary over time and the indices may vary over time.

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Retirement Funds, Inc.
Prospectus Date	rr_ProspectusDate	Oct 1, 2012
Investor Class | T. Rowe Price Retirement 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY T. Rowe Price Retirement 2040 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 22.1% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.10%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund's allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire on or near the target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined "glide path" shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund's asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund's potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund's allocation to stocks is anticipated to be approximately 55% of its assets. The fund's exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as "neutral" allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of October 1, 2012. The target allocations and actual allocations may differ. The fund's shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

2040 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	90.00%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	7.41% 19.34 19.34
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	3.59 3.59
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	2.19 2.20 2.19
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	7.27 7.27 7.26
		International Emerging Market Stocks	Emerging Markets Stock	3.85
		Inflation Focused Stocks	Real Assets	4.50
Bonds	10.00	Domestic Investment-Grade Bonds	New Income	7.00
		Domestic High Yield Bonds	High Yield	1.00
		International Bonds	Emerging Markets Bond International Bond	1.00 1.00
		Inflation Focused Bonds	Inflation Focused Bond	0.00

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund's overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund's price or yield.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

		Foreign investing risk This is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

		The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-5132
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Retirement 2040 Fund Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter	6/30/09	20.58%
Worst Quarter	12/31/08	-22.96%
		The fund’s return for the six months ended 6/30/12 was 7.97%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2011
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective November 1, 2012, the S&P Target Date 2040 Index will replace the Dow Jones Target 2040 Index as the fund's primary benchmark. The S&P Target Date 2040 Index is more representative of the fund's investment program and asset allocation strategies.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.
Investor Class | T. Rowe Price Retirement 2040 Fund | T. Rowe Price Retirement 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[1]
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption fee	rr_RedemptionFeeOverRedemption	none	[1]
Maximum account fee	rr_MaximumAccountFee	20	[1],[2]
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	none	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.78%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.78%	[1]
1 year	rr_ExpenseExampleYear01	80
3 years	rr_ExpenseExampleYear03	249
5 years	rr_ExpenseExampleYear05	433
10 years	rr_ExpenseExampleYear10	966
2003	rr_AnnualReturn2003	29.99%
2004	rr_AnnualReturn2004	14.11%
2005	rr_AnnualReturn2005	8.14%
2006	rr_AnnualReturn2006	16.24%
2007	rr_AnnualReturn2007	6.77%
2008	rr_AnnualReturn2008	(38.85%)
2009	rr_AnnualReturn2009	39.07%
2010	rr_AnnualReturn2010	16.51%
2011	rr_AnnualReturn2011	(3.49%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund’s return for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.97%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.96%)
1 Year	rr_AverageAnnualReturnYear01	(3.49%)
5 Years	rr_AverageAnnualReturnYear05	0.42%
Since inception	rr_AverageAnnualReturnSinceInception	8.14%
Inception date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2002
Investor Class | T. Rowe Price Retirement 2040 Fund | Returns after taxes on distributions | T. Rowe Price Retirement 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.76%)
5 Years	rr_AverageAnnualReturnYear05	(0.11%)
Since inception	rr_AverageAnnualReturnSinceInception	7.64%
Inception date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2002
Investor Class | T. Rowe Price Retirement 2040 Fund | Returns after taxes on distributions and sale of fund shares | T. Rowe Price Retirement 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.05%)
5 Years	rr_AverageAnnualReturnYear05	0.20%
Since inception	rr_AverageAnnualReturnSinceInception	7.03%
Inception date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2002
Investor Class | T. Rowe Price Retirement 2040 Fund | Dow Jones Target 2040 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.59%)	[3]
5 Years	rr_AverageAnnualReturnYear05	0.93%	[3]
Since inception	rr_AverageAnnualReturnSinceInception	9.56%	[3]
Investor Class | T. Rowe Price Retirement 2040 Fund | Combined Index Portfolio (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.46%)	[4]
5 Years	rr_AverageAnnualReturnYear05	0.14%	[4]
Since inception	rr_AverageAnnualReturnSinceInception	7.60%	[4]

[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.
[3]	Effective November 1, 2012, the S&P Target Date 2040 Index will replace the Dow Jones Target 2040 Index as the fund's primary benchmark. The S&P Target Date 2040 Index is more representative of the fund's investment program and asset allocation strategies.
[4]	Combined Index Portfolio is an unmanaged portfolio composed of 90.00% stocks (64.35% Russell 3000 Index, 25.65% MSCI All Country World ex USA), 10.00% bonds (Barclays U.S. Aggregate Bond Index). The percentages will vary over time and the indices may vary over time.

Investor Class | T. Rowe Price Retirement 2045 Fund
SUMMARY T. Rowe Price Retirement 2045 Fund
Investment Objective
The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)		Investor Class T. Rowe Price Retirement 2045 Fund
Maximum sales charge (load) imposed on purchases	[1]	none
Maximum deferred sales charge (load)	[1]	none
Redemption fee	[1]	none
Maximum account fee	[1][2]	20
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Investor Class T. Rowe Price Retirement 2045 Fund
Management fees	[1]	none
Distribution and service (12b-1) fees	[1]	none
Other expenses	[1]	none
Acquired fund fees and expenses	[1]	0.78%
Total annual fund operating expenses	[1]	0.78%
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
Investor Class T. Rowe Price Retirement 2045 Fund	80	249	433	966

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 28.3% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund's allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire on or near the target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined "glide path" shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund's asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund's potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund's allocation to stocks is anticipated to be approximately 55% of its assets. The fund's exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as "neutral" allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of October 1, 2012. The target allocations and actual allocations may differ. The fund's shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

2045 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	90.00%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	7.41% 19.34 19.34
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	3.59 3.59
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	2.19 2.20 2.19
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	7.27 7.27 7.26
		International Emerging Market Stocks	Emerging Markets Stock	3.85
		Inflation Focused Stocks	Real Assets	4.50
Bonds	10.00	Domestic Investment-Grade Bonds	New Income	7.00
		Domestic High Yield Bonds	High Yield	1.00
		International Bonds	Emerging Markets Bond International Bond	1.00 1.00
		Inflation Focused Bonds	Inflation Focused Bond	0.00

Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund’s risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund’s overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund’s share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund’s price or yield.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing risk This is the risk that the fund’s investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Performance
The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Retirement 2045 Fund Calendar Year Returns

	Quarter Ended	Total Return
Best Quarter	6/30/09	20.58%
Worst Quarter	12/31/08	-22.98%
The fund’s return for the six months ended 6/30/12 was 7.98%.
In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Average Annual Total Returns Periods ended December 31, 2011
Average Annual Total Returns Investor Class		1 Year	5 Years	Since inception	Inception date
T. Rowe Price Retirement 2045 Fund		(3.47%)	0.43%	4.07%	May 31, 2005
T. Rowe Price Retirement 2045 Fund Returns after taxes on distributions		(3.78%)	(0.08%)	3.58%	May 31, 2005
T. Rowe Price Retirement 2045 Fund Returns after taxes on distributions and sale of fund shares		(2.03%)	0.21%	3.36%	May 31, 2005
T. Rowe Price Retirement 2045 Fund Dow Jones Target 2045 Index (reflects no deduction for fees, expenses, or taxes)	[1]	(3.99%)	0.88%	4.90%
T. Rowe Price Retirement 2045 Fund Combined Index Portfolio (reflects no deduction for fees, expenses, or taxes)	[2]	(1.46%)	0.14%	3.62%
[1]	Effective November 1, 2012, the S&P Target Date 2045 Index will replace the Dow Jones Target 2045 Index as the fund's primary benchmark. The S&P Target Date 2045 Index is more representative of the fund's investment program and asset allocation strategies.
[2]	Combined Index Portfolio is an unmanaged portfolio composed of 90.00% stocks (64.35% Russell 3000 Index, 25.65% MSCI All Country World ex USA), 10.00% bonds (Barclays U.S. Aggregate Bond Index). The percentages will vary over time and the indices may vary over time.

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Retirement Funds, Inc.
Prospectus Date	rr_ProspectusDate	Oct 1, 2012
Investor Class | T. Rowe Price Retirement 2045 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY T. Rowe Price Retirement 2045 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 28.3% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.30%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund's allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire on or near the target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined "glide path" shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund's asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund's potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund's allocation to stocks is anticipated to be approximately 55% of its assets. The fund's exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as "neutral" allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of October 1, 2012. The target allocations and actual allocations may differ. The fund's shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

2045 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	90.00%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	7.41% 19.34 19.34
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	3.59 3.59
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	2.19 2.20 2.19
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	7.27 7.27 7.26
		International Emerging Market Stocks	Emerging Markets Stock	3.85
		Inflation Focused Stocks	Real Assets	4.50
Bonds	10.00	Domestic Investment-Grade Bonds	New Income	7.00
		Domestic High Yield Bonds	High Yield	1.00
		International Bonds	Emerging Markets Bond International Bond	1.00 1.00
		Inflation Focused Bonds	Inflation Focused Bond	0.00

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund’s risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund’s overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund’s share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund’s price or yield.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

		Foreign investing risk This is the risk that the fund’s investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

		The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-5132
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Retirement 2045 Fund Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter	6/30/09	20.58%
Worst Quarter	12/31/08	-22.98%
		The fund’s return for the six months ended 6/30/12 was 7.98%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2011
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective November 1, 2012, the S&P Target Date 2045 Index will replace the Dow Jones Target 2045 Index as the fund's primary benchmark. The S&P Target Date 2045 Index is more representative of the fund's investment program and asset allocation strategies.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.
Investor Class | T. Rowe Price Retirement 2045 Fund | T. Rowe Price Retirement 2045 Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[1]
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption fee	rr_RedemptionFeeOverRedemption	none	[1]
Maximum account fee	rr_MaximumAccountFee	20	[1],[2]
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	none	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.78%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.78%	[1]
1 year	rr_ExpenseExampleYear01	80
3 years	rr_ExpenseExampleYear03	249
5 years	rr_ExpenseExampleYear05	433
10 years	rr_ExpenseExampleYear10	966
2006	rr_AnnualReturn2006	16.15%
2007	rr_AnnualReturn2007	6.84%
2008	rr_AnnualReturn2008	(38.83%)
2009	rr_AnnualReturn2009	39.10%
2010	rr_AnnualReturn2010	16.44%
2011	rr_AnnualReturn2011	(3.47%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund’s return for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.98%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.98%)
1 Year	rr_AverageAnnualReturnYear01	(3.47%)
5 Years	rr_AverageAnnualReturnYear05	0.43%
Since inception	rr_AverageAnnualReturnSinceInception	4.07%
Inception date	rr_AverageAnnualReturnInceptionDate	May 31, 2005
Investor Class | T. Rowe Price Retirement 2045 Fund | Returns after taxes on distributions | T. Rowe Price Retirement 2045 Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.78%)
5 Years	rr_AverageAnnualReturnYear05	(0.08%)
Since inception	rr_AverageAnnualReturnSinceInception	3.58%
Inception date	rr_AverageAnnualReturnInceptionDate	May 31, 2005
Investor Class | T. Rowe Price Retirement 2045 Fund | Returns after taxes on distributions and sale of fund shares | T. Rowe Price Retirement 2045 Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.03%)
5 Years	rr_AverageAnnualReturnYear05	0.21%
Since inception	rr_AverageAnnualReturnSinceInception	3.36%
Inception date	rr_AverageAnnualReturnInceptionDate	May 31, 2005
Investor Class | T. Rowe Price Retirement 2045 Fund | Dow Jones Target 2045 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.99%)	[3]
5 Years	rr_AverageAnnualReturnYear05	0.88%	[3]
Since inception	rr_AverageAnnualReturnSinceInception	4.90%	[3]
Investor Class | T. Rowe Price Retirement 2045 Fund | Combined Index Portfolio (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.46%)	[4]
5 Years	rr_AverageAnnualReturnYear05	0.14%	[4]
Since inception	rr_AverageAnnualReturnSinceInception	3.62%	[4]

[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.
[3]	Effective November 1, 2012, the S&P Target Date 2045 Index will replace the Dow Jones Target 2045 Index as the fund's primary benchmark. The S&P Target Date 2045 Index is more representative of the fund's investment program and asset allocation strategies.
[4]	Combined Index Portfolio is an unmanaged portfolio composed of 90.00% stocks (64.35% Russell 3000 Index, 25.65% MSCI All Country World ex USA), 10.00% bonds (Barclays U.S. Aggregate Bond Index). The percentages will vary over time and the indices may vary over time.

Investor Class | T. Rowe Price Retirement 2050 Fund
SUMMARY T. Rowe Price Retirement 2050 Fund
Investment Objective
The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)		Investor Class T. Rowe Price Retirement 2050 Fund
Maximum sales charge (load) imposed on purchases	[1]	none
Maximum deferred sales charge (load)	[1]	none
Redemption fee	[1]	none
Maximum account fee	[1][2]	20
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Investor Class T. Rowe Price Retirement 2050 Fund
Management fees	[1]	none
Distribution and service (12b-1) fees	[1]	none
Other expenses	[1]	none
Acquired fund fees and expenses	[1]	0.78%
Total annual fund operating expenses	[1]	0.78%
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
Investor Class T. Rowe Price Retirement 2050 Fund	80	249	433	966

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 32.2% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund's allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire on or near the target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined "glide path" shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund's asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund's potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund's allocation to stocks is anticipated to be approximately 55% of its assets. The fund's exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as "neutral" allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of October 1, 2012. The target allocations and actual allocations may differ. The fund's shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

2050 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	90.00%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	7.41% 19.34 19.34
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	3.59 3.59
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	2.19 2.20 2.19
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	7.27 7.27 7.26
		International Emerging Market Stocks	Emerging Markets Stock	3.85
		Inflation Focused Stocks	Real Assets	4.50
Bonds	10.00	Domestic Investment-Grade Bonds	New Income	7.00
		Domestic High Yield Bonds	High Yield	1.00
		International Bonds	Emerging Markets Bond International Bond	1.00 1.00
		Inflation Focused Bonds	Inflation Focused Bond	0.00

Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund’s risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund’s overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund’s share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund’s price or yield.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing risk This is the risk that the fund’s investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Performance
The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Retirement 2050 Fund Calendar Year Returns

	Quarter Ended	Total Return
Best Quarter	9/30/09	20.55%
Worst Quarter	12/31/08	-22.92%
The fund’s return for the six months ended 6/30/12 was 7.89%.
In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Average Annual Total Returns Periods ended December 31, 2011
Average Annual Total Returns Investor Class		1 Year	5 Years	Since inception	Inception date
T. Rowe Price Retirement 2050 Fund		(3.36%)	0.43%	0.43%	Dec 29, 2006
T. Rowe Price Retirement 2050 Fund Returns after taxes on distributions		(3.66%)	0.05%	0.05%	Dec 29, 2006
T. Rowe Price Retirement 2050 Fund Returns after taxes on distributions and sale of fund shares		(1.91%)	0.25%	0.25%	Dec 29, 2006
T. Rowe Price Retirement 2050 Fund Dow Jones Target 2050 Index (reflects no deduction for fees, expenses, or taxes)	[1]	(4.00%)	0.88%	0.88%
T. Rowe Price Retirement 2050 Fund Combined Index Portfolio (reflects no deduction for fees, expenses, or taxes)	[2]	(1.46%)	0.14%	0.14%
[1]	Effective November 1, 2012, the S&P Target Date 2050 Index will replace the Dow Jones Target 2050 Index as the fund's primary benchmark. The S&P Target Date 2050 Index is more representative of the fund's investment program and asset allocation strategies.
[2]	Combined Index Portfolio is an unmanaged portfolio composed of 90.00% stocks (64.35% Russell 3000 Index, 25.65% MSCI All Country World ex USA), 10.00% bonds (Barclays U.S. Aggregate Bond Index). The percentages will vary over time and the indices may vary over time.

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Retirement Funds, Inc.
Prospectus Date	rr_ProspectusDate	Oct 1, 2012
T. Rowe Price Retirement 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
Investor Class | T. Rowe Price Retirement 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY T. Rowe Price Retirement 2050 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 32.2% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.20%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund's allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire on or near the target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined "glide path" shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund's asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund's potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund's allocation to stocks is anticipated to be approximately 55% of its assets. The fund's exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as "neutral" allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of October 1, 2012. The target allocations and actual allocations may differ. The fund's shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

2050 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	90.00%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	7.41% 19.34 19.34
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	3.59 3.59
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	2.19 2.20 2.19
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	7.27 7.27 7.26
		International Emerging Market Stocks	Emerging Markets Stock	3.85
		Inflation Focused Stocks	Real Assets	4.50
Bonds	10.00	Domestic Investment-Grade Bonds	New Income	7.00
		Domestic High Yield Bonds	High Yield	1.00
		International Bonds	Emerging Markets Bond International Bond	1.00 1.00
		Inflation Focused Bonds	Inflation Focused Bond	0.00

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund’s risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund’s overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund’s share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund’s price or yield.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

		Foreign investing risk This is the risk that the fund’s investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

		The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-5132
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Retirement 2050 Fund Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter	9/30/09	20.55%
Worst Quarter	12/31/08	-22.92%
		The fund’s return for the six months ended 6/30/12 was 7.89%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2011
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective November 1, 2012, the S&P Target Date 2050 Index will replace the Dow Jones Target 2050 Index as the fund's primary benchmark. The S&P Target Date 2050 Index is more representative of the fund's investment program and asset allocation strategies.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.
Investor Class | T. Rowe Price Retirement 2050 Fund | T. Rowe Price Retirement 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[1]
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption fee	rr_RedemptionFeeOverRedemption	none	[1]
Maximum account fee	rr_MaximumAccountFee	20	[1],[2]
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	none	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.78%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.78%	[1]
1 year	rr_ExpenseExampleYear01	80
3 years	rr_ExpenseExampleYear03	249
5 years	rr_ExpenseExampleYear05	433
10 years	rr_ExpenseExampleYear10	966
2007	rr_AnnualReturn2007	6.82%
2008	rr_AnnualReturn2008	(38.80%)
2009	rr_AnnualReturn2009	38.92%
2010	rr_AnnualReturn2010	16.41%
2011	rr_AnnualReturn2011	(3.36%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund’s return for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.89%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.92%)
1 Year	rr_AverageAnnualReturnYear01	(3.36%)
5 Years	rr_AverageAnnualReturnYear05	0.43%
Since inception	rr_AverageAnnualReturnSinceInception	0.43%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006
Investor Class | T. Rowe Price Retirement 2050 Fund | Returns after taxes on distributions | T. Rowe Price Retirement 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.66%)
5 Years	rr_AverageAnnualReturnYear05	0.05%
Since inception	rr_AverageAnnualReturnSinceInception	0.05%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006
Investor Class | T. Rowe Price Retirement 2050 Fund | Returns after taxes on distributions and sale of fund shares | T. Rowe Price Retirement 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.91%)
5 Years	rr_AverageAnnualReturnYear05	0.25%
Since inception	rr_AverageAnnualReturnSinceInception	0.25%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006
Investor Class | T. Rowe Price Retirement 2050 Fund | Dow Jones Target 2050 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.00%)	[3]
5 Years	rr_AverageAnnualReturnYear05	0.88%	[3]
Since inception	rr_AverageAnnualReturnSinceInception	0.88%	[3]
Investor Class | T. Rowe Price Retirement 2050 Fund | Combined Index Portfolio (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.46%)	[4]
5 Years	rr_AverageAnnualReturnYear05	0.14%	[4]
Since inception	rr_AverageAnnualReturnSinceInception	0.14%	[4]

[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.
[3]	Effective November 1, 2012, the S&P Target Date 2050 Index will replace the Dow Jones Target 2050 Index as the fund's primary benchmark. The S&P Target Date 2050 Index is more representative of the fund's investment program and asset allocation strategies.
[4]	Combined Index Portfolio is an unmanaged portfolio composed of 90.00% stocks (64.35% Russell 3000 Index, 25.65% MSCI All Country World ex USA), 10.00% bonds (Barclays U.S. Aggregate Bond Index). The percentages will vary over time and the indices may vary over time.

Investor Class | T. Rowe Price Retirement 2055 Fund
SUMMARY T. Rowe Price Retirement 2055 Fund
Investment Objective
The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)		Investor Class T. Rowe Price Retirement 2055 Fund
Maximum sales charge (load) imposed on purchases	[1]	none
Maximum deferred sales charge (load)	[1]	none
Redemption fee	[1]	none
Maximum account fee	[1][2]	20
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Investor Class T. Rowe Price Retirement 2055 Fund
Management fees	[1]	none
Distribution and service (12b-1) fees	[1]	none
Other expenses	[1]	none
Acquired fund fees and expenses	[1]	0.78%
Total annual fund operating expenses	[1]	0.78%
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
Investor Class T. Rowe Price Retirement 2055 Fund	80	249	433	966

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 37.0% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund's allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire on or near the target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined "glide path" shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund's asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund's potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund's allocation to stocks is anticipated to be approximately 55% of its assets. The fund's exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as "neutral" allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of October 1, 2012. The target allocations and actual allocations may differ. The fund's shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

2055
Asset Class		Sector	Fund	Neutral Allocation
Stocks	90.00%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	7.41% 19.34 19.34
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	3.59 3.59
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	2.19 2.20 2.19
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	7.27 7.27 7.26
		International Emerging Market Stocks	Emerging Markets Stock	3.85
		Inflation Focused Stocks	Real Assets	4.50
Bonds	10.00	Domestic Investment-Grade Bonds	New Income	7.00
		Domestic High Yield Bonds	High Yield	1.00
		International Bonds	Emerging Markets Bond International Bond	1.00 1.00
		Inflation Focused Bonds	Inflation Focused Bond	0.00

Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund’s risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund’s overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund’s share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund’s price or yield.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing risk This is the risk that the fund’s investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Performance
The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Retirement 2055 Fund Calendar Year Returns

	Quarter Ended	Total Return
Best Quarter	6/30/09	20.63%
Worst Quarter	12/31/08	-23.02%
The fund’s return for the six months ended 6/30/12 was 7.99%.
In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Average Annual Total Returns Periods ended December 31, 2011
Average Annual Total Returns Investor Class		1 Year	5 Years	Since inception	Inception date
T. Rowe Price Retirement 2055 Fund		(3.35%)	0.41%	0.41%	Dec 29, 2006
T. Rowe Price Retirement 2055 Fund Returns after taxes on distributions		(3.66%)	(0.01%)	(0.01%)	Dec 29, 2006
T. Rowe Price Retirement 2055 Fund Returns after taxes on distributions and sale of fund shares		(1.89%)	0.21%	0.21%	Dec 29, 2006
T. Rowe Price Retirement 2055 Fund Dow Jones Target 2050 Index (reflects no deduction for fees, expenses, or taxes)	[1]	(4.00%)	0.88%	0.88%
T. Rowe Price Retirement 2055 Fund Combined Index Portfolio (reflects no deduction for fees, expenses, or taxes)	[2]	(1.46%)	0.14%	0.14%
[1]	Effective November 1, 2012, the S&P Target Date 2055+ Index will replace the Dow Jones Target 2050 Index as the fund's primary benchmark. The S&P Target Date 2055+ Index is more representative of the fund's investment program and asset allocation strategies.
[2]	Combined Index Portfolio is an unmanaged portfolio composed of 90.00% stocks (64.35% Russell 3000 Index, 25.65% MSCI All Country World ex USA), 10.00% bonds (Barclays U.S. Aggregate Bond Index). The percentages will vary over time and the indices may vary over time.

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Retirement Funds, Inc.
Prospectus Date	rr_ProspectusDate	Oct 1, 2012
Investor Class | T. Rowe Price Retirement 2055 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY T. Rowe Price Retirement 2055 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 37.0% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund's allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire on or near the target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined "glide path" shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund's asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund's potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund's allocation to stocks is anticipated to be approximately 55% of its assets. The fund's exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as "neutral" allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of October 1, 2012. The target allocations and actual allocations may differ. The fund's shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

2055
Asset Class		Sector	Fund	Neutral Allocation
Stocks	90.00%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	7.41% 19.34 19.34
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	3.59 3.59
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	2.19 2.20 2.19
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	7.27 7.27 7.26
		International Emerging Market Stocks	Emerging Markets Stock	3.85
		Inflation Focused Stocks	Real Assets	4.50
Bonds	10.00	Domestic Investment-Grade Bonds	New Income	7.00
		Domestic High Yield Bonds	High Yield	1.00
		International Bonds	Emerging Markets Bond International Bond	1.00 1.00
		Inflation Focused Bonds	Inflation Focused Bond	0.00

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund’s risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund’s overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund’s share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund’s price or yield.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

		Foreign investing risk This is the risk that the fund’s investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

		The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-5132
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Retirement 2055 Fund Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter	6/30/09	20.63%
Worst Quarter	12/31/08	-23.02%
		The fund’s return for the six months ended 6/30/12 was 7.99%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2011
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective November 1, 2012, the S&P Target Date 2055+ Index will replace the Dow Jones Target 2050 Index as the fund's primary benchmark. The S&P Target Date 2055+ Index is more representative of the fund's investment program and asset allocation strategies.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.
Investor Class | T. Rowe Price Retirement 2055 Fund | T. Rowe Price Retirement 2055 Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[1]
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption fee	rr_RedemptionFeeOverRedemption	none	[1]
Maximum account fee	rr_MaximumAccountFee	20	[1],[2]
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	none	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.78%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.78%	[1]
1 year	rr_ExpenseExampleYear01	80
3 years	rr_ExpenseExampleYear03	249
5 years	rr_ExpenseExampleYear05	433
10 years	rr_ExpenseExampleYear10	966
2007	rr_AnnualReturn2007	6.82%
2008	rr_AnnualReturn2008	(38.89%)
2009	rr_AnnualReturn2009	38.97%
2010	rr_AnnualReturn2010	16.41%
2011	rr_AnnualReturn2011	(3.35%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund’s return for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.99%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.02%)
1 Year	rr_AverageAnnualReturnYear01	(3.35%)
5 Years	rr_AverageAnnualReturnYear05	0.41%
Since inception	rr_AverageAnnualReturnSinceInception	0.41%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006
Investor Class | T. Rowe Price Retirement 2055 Fund | Returns after taxes on distributions | T. Rowe Price Retirement 2055 Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.66%)
5 Years	rr_AverageAnnualReturnYear05	(0.01%)
Since inception	rr_AverageAnnualReturnSinceInception	(0.01%)
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006
Investor Class | T. Rowe Price Retirement 2055 Fund | Returns after taxes on distributions and sale of fund shares | T. Rowe Price Retirement 2055 Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.89%)
5 Years	rr_AverageAnnualReturnYear05	0.21%
Since inception	rr_AverageAnnualReturnSinceInception	0.21%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006
Investor Class | T. Rowe Price Retirement 2055 Fund | Dow Jones Target 2050 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.00%)	[3]
5 Years	rr_AverageAnnualReturnYear05	0.88%	[3]
Since inception	rr_AverageAnnualReturnSinceInception	0.88%	[3]
Investor Class | T. Rowe Price Retirement 2055 Fund | Combined Index Portfolio (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.46%)	[4]
5 Years	rr_AverageAnnualReturnYear05	0.14%	[4]
Since inception	rr_AverageAnnualReturnSinceInception	0.14%	[4]

[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.
[3]	Effective November 1, 2012, the S&P Target Date 2055+ Index will replace the Dow Jones Target 2050 Index as the fund's primary benchmark. The S&P Target Date 2055+ Index is more representative of the fund's investment program and asset allocation strategies.
[4]	Combined Index Portfolio is an unmanaged portfolio composed of 90.00% stocks (64.35% Russell 3000 Index, 25.65% MSCI All Country World ex USA), 10.00% bonds (Barclays U.S. Aggregate Bond Index). The percentages will vary over time and the indices may vary over time.

Investor Class | T. Rowe Price Retirement Income Fund
SUMMARY T. Rowe Price Retirement Income Fund
Investment Objective
The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)		Investor Class T. Rowe Price Retirement Income Fund
Maximum sales charge (load) imposed on purchases	[1]	none
Maximum deferred sales charge (load)	[1]	none
Redemption fee	[1]	none
Maximum account fee	[1][2]	20
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Investor Class T. Rowe Price Retirement Income Fund
Management fees	[1]	none
Distribution and service (12b-1) fees	[1]	none
Other expenses	[1]	none
Acquired fund fees and expenses	[1]	0.57%
Total annual fund operating expenses	[1]	0.57%
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
Investor Class T. Rowe Price Retirement Income Fund	58	183	318	714

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 20.7% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund is intended for retired investors who seek income and relative stability from bonds along with some capital appreciation potential from stocks. The fund’s “neutral allocations,” which are what T. Rowe Price considers broadly appropriate for investors during their retirement years, are 40% stock funds and 60% bond funds.

These allocations are intended to reflect the need for reduced market risks, lower portfolio volatility, and an income stream throughout retirement. Although the fund is designed for investors already in retirement, you should be aware that it does not decrease its equity holdings and become increasingly conservative over time. As such, you may want to consider a more conservative or more aggressive approach depending on your age and specific stage of retirement. The fund is designed to be part of an investor’s overall retirement strategy, but is not intended as a complete solution to an investor’s retirement needs. While the overall asset mix generally remains consistent over time, tactical decisions may be made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the fund’s neutral allocations. The target allocations and actual allocations may differ. The fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

Income Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	40.00%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	20.47% 0.00 0.00
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	1.60 1.60
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	0.98 0.97 0.98
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	3.23 3.23 3.23
		International Emerging Market Stocks	Emerging Markets Stock	1.71
		Inflation Focused Stocks	Real Assets	2.00
Bonds	60.00	Domestic Investment-Grade Bonds	New Income	21.00
		Domestic High Yield Bonds	High Yield	3.00
		International Bonds	Emerging Markets Bond International Bond	3.00 3.00
		Inflation Focused Bonds	Inflation Focused Bond	30.00

Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund’s risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market. However, the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund’s share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund’s price or yield.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing risk This is the risk that the fund’s investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Performance
The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Retirement Income Fund Calendar Year Returns

	Quarter Ended	Total Return
Best Quarter	6/30/09	11.53%
Worst Quarter	12/31/08	-10.00%
The fund’s return for the six months ended 6/30/12 was 4.67%.
In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Average Annual Total Returns Periods ended December 31, 2011
Average Annual Total Returns Investor Class		1 Year	5 Years	Since inception	Inception date
T. Rowe Price Retirement Income Fund		1.43%	3.37%	6.44%	Sep 30, 2002
T. Rowe Price Retirement Income Fund Returns after taxes on distributions		0.65%	2.28%	5.35%	Sep 30, 2002
T. Rowe Price Retirement Income Fund Returns after taxes on distributions and sale of fund shares		1.09%	2.30%	5.01%	Sep 30, 2002
T. Rowe Price Retirement Income Fund Dow Jones Moderately Conservative Portfolio Index (reflects no deduction for fees, expenses, or taxes)	[1]	2.82%	4.06%	7.29%
T. Rowe Price Retirement Income Fund Combined Index Portfolio (reflects no deduction for fees, expenses, or taxes)	[2]	1.81%	2.57%	5.57%
[1]	Effective November 1, 2012, the S&P Target Date Retirement Income Index will replace the Dow Jones Moderately Conservative Portfolio Index as the fund's primary benchmark. The S&P Target Date Retirement Income Index is more representative of the fund's investment program and asset allocation strategies.
[2]	Combined Index Portfolio is an unmanaged portfolio composed of 40.00% stocks (28.60% Russell 3000 Index, 11.40% MSCI All Country World Index ex USA), and 60.00% bonds (30.00% Barclays U.S. Aggregate Bond Index, 30.00% Barclays U.S. 1-5 Year Treasury TIPS Index). The percentages will vary over time and the indices may vary over time.

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Retirement Funds, Inc.
Prospectus Date	rr_ProspectusDate	Oct 1, 2012
Investor Class | T. Rowe Price Retirement Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY T. Rowe Price Retirement Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 20.7% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.70%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund is intended for retired investors who seek income and relative stability from bonds along with some capital appreciation potential from stocks. The fund’s “neutral allocations,” which are what T. Rowe Price considers broadly appropriate for investors during their retirement years, are 40% stock funds and 60% bond funds.

These allocations are intended to reflect the need for reduced market risks, lower portfolio volatility, and an income stream throughout retirement. Although the fund is designed for investors already in retirement, you should be aware that it does not decrease its equity holdings and become increasingly conservative over time. As such, you may want to consider a more conservative or more aggressive approach depending on your age and specific stage of retirement. The fund is designed to be part of an investor’s overall retirement strategy, but is not intended as a complete solution to an investor’s retirement needs. While the overall asset mix generally remains consistent over time, tactical decisions may be made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the fund’s neutral allocations. The target allocations and actual allocations may differ. The fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

Income Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	40.00%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	20.47% 0.00 0.00
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	1.60 1.60
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	0.98 0.97 0.98
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	3.23 3.23 3.23
		International Emerging Market Stocks	Emerging Markets Stock	1.71
		Inflation Focused Stocks	Real Assets	2.00
Bonds	60.00	Domestic Investment-Grade Bonds	New Income	21.00
		Domestic High Yield Bonds	High Yield	3.00
		International Bonds	Emerging Markets Bond International Bond	3.00 3.00
		Inflation Focused Bonds	Inflation Focused Bond	30.00

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund’s risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market. However, the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund’s share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund’s price or yield.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

		Foreign investing risk This is the risk that the fund’s investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

		The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-5132
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Retirement Income Fund Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter	6/30/09	11.53%
Worst Quarter	12/31/08	-10.00%
		The fund’s return for the six months ended 6/30/12 was 4.67%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2011
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective November 1, 2012, the S&P Target Date Retirement Income Index will replace the Dow Jones Moderately Conservative Portfolio Index as the fund's primary benchmark. The S&P Target Date Retirement Income Index is more representative of the fund's investment program and asset allocation strategies.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.
Investor Class | T. Rowe Price Retirement Income Fund | T. Rowe Price Retirement Income Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[1]
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption fee	rr_RedemptionFeeOverRedemption	none	[1]
Maximum account fee	rr_MaximumAccountFee	20	[1],[2]
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	none	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.57%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.57%	[1]
1 year	rr_ExpenseExampleYear01	58
3 years	rr_ExpenseExampleYear03	183
5 years	rr_ExpenseExampleYear05	318
10 years	rr_ExpenseExampleYear10	714
2003	rr_AnnualReturn2003	16.25%
2004	rr_AnnualReturn2004	7.66%
2005	rr_AnnualReturn2005	4.87%
2006	rr_AnnualReturn2006	9.98%
2007	rr_AnnualReturn2007	6.09%
2008	rr_AnnualReturn2008	(18.39%)
2009	rr_AnnualReturn2009	22.07%
2010	rr_AnnualReturn2010	10.10%
2011	rr_AnnualReturn2011	1.43%
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund’s return for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.67%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.53%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.00%)
1 Year	rr_AverageAnnualReturnYear01	1.43%
5 Years	rr_AverageAnnualReturnYear05	3.37%
Since inception	rr_AverageAnnualReturnSinceInception	6.44%
Inception date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2002
Investor Class | T. Rowe Price Retirement Income Fund | Returns after taxes on distributions | T. Rowe Price Retirement Income Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.65%
5 Years	rr_AverageAnnualReturnYear05	2.28%
Since inception	rr_AverageAnnualReturnSinceInception	5.35%
Inception date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2002
Investor Class | T. Rowe Price Retirement Income Fund | Returns after taxes on distributions and sale of fund shares | T. Rowe Price Retirement Income Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.09%
5 Years	rr_AverageAnnualReturnYear05	2.30%
Since inception	rr_AverageAnnualReturnSinceInception	5.01%
Inception date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2002
Investor Class | T. Rowe Price Retirement Income Fund | Dow Jones Moderately Conservative Portfolio Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.82%	[3]
5 Years	rr_AverageAnnualReturnYear05	4.06%	[3]
Since inception	rr_AverageAnnualReturnSinceInception	7.29%	[3]
Investor Class | T. Rowe Price Retirement Income Fund | Combined Index Portfolio (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.81%	[4]
5 Years	rr_AverageAnnualReturnYear05	2.57%	[4]
Since inception	rr_AverageAnnualReturnSinceInception	5.57%	[4]

[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.
[3]	Effective November 1, 2012, the S&P Target Date Retirement Income Index will replace the Dow Jones Moderately Conservative Portfolio Index as the fund's primary benchmark. The S&P Target Date Retirement Income Index is more representative of the fund's investment program and asset allocation strategies.
[4]	Combined Index Portfolio is an unmanaged portfolio composed of 40.00% stocks (28.60% Russell 3000 Index, 11.40% MSCI All Country World Index ex USA), and 60.00% bonds (30.00% Barclays U.S. Aggregate Bond Index, 30.00% Barclays U.S. 1-5 Year Treasury TIPS Index). The percentages will vary over time and the indices may vary over time.

Advisor Class | T. Rowe Price Retirement 2005 Fund
SUMMARY T. Rowe Price Retirement 2005 Fund
Investment Objective
The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund’s Advisor Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Advisor Class T. Rowe Price Retirement 2005 Fund T. Rowe Price Retirement 2005 Fund-Advisor Class
Management fees	[1]	none
Distribution and service (12b-1) fees	[1]	0.25%
Other expenses	[1]	none
Acquired fund fees and expenses	[1]	0.59%
Total annual fund operating expenses	[1]	0.84%
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
Advisor Class T. Rowe Price Retirement 2005 Fund T. Rowe Price Retirement 2005 Fund-Advisor Class	86	268	466	1,037

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 25.2% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund’s allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire on or near the target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund’s potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund’s allocation to stocks is anticipated to be approximately 55% of its assets. The fund’s exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as “neutral” allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of October 1, 2012. The target allocations and actual allocations may differ. The fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

2005 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	43.00%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	22.01% 0.00 0.00
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	1.72 1.72
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	1.05 1.05 1.05
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	3.47 3.47 3.47
		International Emerging Market Stocks	Emerging Markets Stock	1.84
		Inflation Focused Stocks	Real Assets	2.15
Bonds	57.00	Domestic Investment-Grade Bonds	New Income	28.70
		Domestic High Yield Bonds	High Yield	4.10
		International Bonds	Emerging Markets Bond International Bond	4.10 4.10
		Inflation Focused Bonds	Inflation Focused Bond	16.00

Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund’s risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund’s overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund’s share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund’s price or yield.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing risk This is the risk that the fund’s investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Performance
The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Retirement 2005 Fund–Advisor Class Calendar Year Returns

	Quarter Ended	Total Return
Best Quarter	6/30/09	13.08%
Worst Quarter	12/31/08	-12.06%
The fund’s return for the six months ended 6/30/12 was 5.20%.
In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Average Annual Total Returns Periods ended December 31, 2011
Average Annual Total Returns Advisor Class T. Rowe Price Retirement 2005 Fund		1 Year	Since inception	Inception date
T. Rowe Price Retirement 2005 Fund-Advisor Class		1.08%	1.87%	May 31, 2007
T. Rowe Price Retirement 2005 Fund-Advisor Class Returns after taxes on distributions		0.33%	0.79%	May 31, 2007
T. Rowe Price Retirement 2005 Fund-Advisor Class Returns after taxes on distributions and sale of fund shares		0.85%	1.06%	May 31, 2007
Dow Jones Target 2005 Index (reflects no deduction for fees, expenses, or taxes)	[1]	5.15%	5.19%
Combined Index Portfolio (reflects no deduction for fees, expenses, or taxes)	[2]	2.38%	1.67%
[1]	Effective November 1, 2012, the S&P Target Date Retirement Income Index will replace the Dow Jones Target 2005 Index as the fund's primary benchmark. The S&P Target Date Retirement Income Index is more representative of the fund's investment program and asset allocation strategies.
[2]	Combined Index Portfolio is an unmanaged portfolio composed of 43.50% stocks (31.10% Russell 3000 Index, 12.40% MSCI All Country World Index ex USA), and 56.50% bonds (41.00% Barclays U.S. Aggregate Bond Index, 15.50% Barclays U.S. 1-5 Year Treasury TIPS Index). The percentages will vary over time and the indices may vary over time.

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Retirement Funds, Inc.
Prospectus Date	rr_ProspectusDate	Oct 1, 2012
Advisor Class | T. Rowe Price Retirement 2005 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY T. Rowe Price Retirement 2005 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Fees and Expenses of the Fund’s Advisor Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 25.2% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.20%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund’s allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire on or near the target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund’s potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund’s allocation to stocks is anticipated to be approximately 55% of its assets. The fund’s exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as “neutral” allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of October 1, 2012. The target allocations and actual allocations may differ. The fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

2005 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	43.00%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	22.01% 0.00 0.00
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	1.72 1.72
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	1.05 1.05 1.05
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	3.47 3.47 3.47
		International Emerging Market Stocks	Emerging Markets Stock	1.84
		Inflation Focused Stocks	Real Assets	2.15
Bonds	57.00	Domestic Investment-Grade Bonds	New Income	28.70
		Domestic High Yield Bonds	High Yield	4.10
		International Bonds	Emerging Markets Bond International Bond	4.10 4.10
		Inflation Focused Bonds	Inflation Focused Bond	16.00

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund’s risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund’s overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund’s share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund’s price or yield.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

		Foreign investing risk This is the risk that the fund’s investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

		The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-638-8790
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Retirement 2005 Fund–Advisor Class Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter	6/30/09	13.08%
Worst Quarter	12/31/08	-12.06%
		The fund’s return for the six months ended 6/30/12 was 5.20%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2011
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective November 1, 2012, the S&P Target Date Retirement Income Index will replace the Dow Jones Target 2005 Index as the fund's primary benchmark. The S&P Target Date Retirement Income Index is more representative of the fund's investment program and asset allocation strategies.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790.
Advisor Class | T. Rowe Price Retirement 2005 Fund | T. Rowe Price Retirement 2005 Fund-Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other expenses	rr_OtherExpensesOverAssets	none	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.84%	[1]
1 year	rr_ExpenseExampleYear01	86
3 years	rr_ExpenseExampleYear03	268
5 years	rr_ExpenseExampleYear05	466
10 years	rr_ExpenseExampleYear10	1,037
2008	rr_AnnualReturn2008	(22.43%)
2009	rr_AnnualReturn2009	24.26%
2010	rr_AnnualReturn2010	11.34%
2011	rr_AnnualReturn2011	1.08%
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund’s return for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.20%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.08%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.06%)
1 Year	rr_AverageAnnualReturnYear01	1.08%
Since inception	rr_AverageAnnualReturnSinceInception	1.87%
Inception date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
Advisor Class | T. Rowe Price Retirement 2005 Fund | Returns after taxes on distributions | T. Rowe Price Retirement 2005 Fund-Advisor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.33%
Since inception	rr_AverageAnnualReturnSinceInception	0.79%
Inception date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
Advisor Class | T. Rowe Price Retirement 2005 Fund | Returns after taxes on distributions and sale of fund shares | T. Rowe Price Retirement 2005 Fund-Advisor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.85%
Since inception	rr_AverageAnnualReturnSinceInception	1.06%
Inception date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
Advisor Class | T. Rowe Price Retirement 2005 Fund | Dow Jones Target 2005 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.15%	[2]
Since inception	rr_AverageAnnualReturnSinceInception	5.19%	[2]
Advisor Class | T. Rowe Price Retirement 2005 Fund | Combined Index Portfolio (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.38%	[3]
Since inception	rr_AverageAnnualReturnSinceInception	1.67%	[3]

[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Effective November 1, 2012, the S&P Target Date Retirement Income Index will replace the Dow Jones Target 2005 Index as the fund's primary benchmark. The S&P Target Date Retirement Income Index is more representative of the fund's investment program and asset allocation strategies.
[3]	Combined Index Portfolio is an unmanaged portfolio composed of 43.50% stocks (31.10% Russell 3000 Index, 12.40% MSCI All Country World Index ex USA), and 56.50% bonds (41.00% Barclays U.S. Aggregate Bond Index, 15.50% Barclays U.S. 1-5 Year Treasury TIPS Index). The percentages will vary over time and the indices may vary over time.

Advisor Class | T. Rowe Price Retirement 2010 Fund
SUMMARY T. Rowe Price Retirement 2010 Fund
Investment Objective
The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund's Advisor Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Advisor Class T. Rowe Price Retirement 2010 Fund T. Rowe Price Retirement 2010 Fund-Advisor Class
Management fees	[1]	none
Distribution and service (12b-1) fees	[1]	0.25%
Other expenses	[1]	none
Acquired fund fees and expenses	[1]	0.61%
Total annual fund operating expenses	[1]	0.86%
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
Advisor Class T. Rowe Price Retirement 2010 Fund T. Rowe Price Retirement 2010 Fund-Advisor Class	88	274	477	1,061

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 23.3% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund’s allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire on or near the target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund’s potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund’s allocation to stocks is anticipated to be approximately 55% of its assets. The fund’s exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as “neutral” allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of October 1, 2012. The target allocations and actual allocations may differ. The fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

2010 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	50.50%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	24.12% 0.87 0.87
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	2.02 2.02
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	1.23 1.23 1.23
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	4.08 4.08 4.07
		International Emerging Market Stocks	Emerging Markets Stock	2.16
		Inflation Focused Stocks	Real Assets	2.52
Bonds	49.50	Domestic Investment-Grade Bonds	New Income	25.90
		Domestic High Yield Bonds	High Yield	3.70
		International Bonds	Emerging Markets Bond International Bond	3.70 3.70
		Inflation Focused Bonds	Inflation Focused Bond	12.50

Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund’s risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund’s overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund’s share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund’s price or yield.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing risk This is the risk that the fund’s investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Performance
The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Retirement 2010 Fund–Advisor Class Calendar Year Returns

	Quarter Ended	Total Return
Best Quarter	6/30/09	14.85%
Worst Quarter	12/31/08	-14.80%
The fund’s return for the six months ended 6/30/12 was 5.75%.
In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Average Annual Total Returns Periods ended December 31, 2011
Average Annual Total Returns Advisor Class T. Rowe Price Retirement 2010 Fund		1 Year	5 Years	Since inception	Inception date
T. Rowe Price Retirement 2010 Fund-Advisor Class		0.28%	2.29%	5.57%	Oct 31, 2003
T. Rowe Price Retirement 2010 Fund-Advisor Class Returns after taxes on distributions		(0.39%)	1.41%	4.75%	Oct 31, 2003
T. Rowe Price Retirement 2010 Fund-Advisor Class Returns after taxes on distributions and sale of fund shares		0.34%	1.54%	4.46%	Oct 31, 2003
Dow Jones Target 2010 Index (reflects no deduction for fees, expenses, or taxes)	[1]	4.49%	4.68%	6.17%
Combined Index Portfolio (reflects no deduction for fees, expenses, or taxes)	[2]	1.80%	2.17%	5.34%
[1]	Effective November 1, 2012, the S&P Target Date 2010 Index will replace the Dow Jones Target 2010 Index as the fund's primary benchmark. The S&P Target Date 2010 Index is more representative of the fund's investment program and asset allocation strategies.
[2]	Combined Index Portfolio is an unmanaged portfolio composed of 51.50% stocks (36.82% Russell 3000 Index, 14.68% MSCI All Country World Index ex USA), and 48.50% bonds (36.50% Barclays U.S. Aggregate Bond Index, 12.00% Barclays U.S. 1-5 Year Treasury TIPS Index). The percentages will vary over time and the indices may vary over time.

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Retirement Funds, Inc.
Prospectus Date	rr_ProspectusDate	Oct 1, 2012
Advisor Class | T. Rowe Price Retirement 2010 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY T. Rowe Price Retirement 2010 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Fees and Expenses of the Fund's Advisor Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 23.3% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.30%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund’s allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire on or near the target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund’s potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund’s allocation to stocks is anticipated to be approximately 55% of its assets. The fund’s exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as “neutral” allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of October 1, 2012. The target allocations and actual allocations may differ. The fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

2010 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	50.50%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	24.12% 0.87 0.87
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	2.02 2.02
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	1.23 1.23 1.23
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	4.08 4.08 4.07
		International Emerging Market Stocks	Emerging Markets Stock	2.16
		Inflation Focused Stocks	Real Assets	2.52
Bonds	49.50	Domestic Investment-Grade Bonds	New Income	25.90
		Domestic High Yield Bonds	High Yield	3.70
		International Bonds	Emerging Markets Bond International Bond	3.70 3.70
		Inflation Focused Bonds	Inflation Focused Bond	12.50

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund’s risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund’s overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund’s share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund’s price or yield.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

		Foreign investing risk This is the risk that the fund’s investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

		The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-638-8790
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Retirement 2010 Fund–Advisor Class Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter	6/30/09	14.85%
Worst Quarter	12/31/08	-14.80%
		The fund’s return for the six months ended 6/30/12 was 5.75%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2011
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective November 1, 2012, the S&P Target Date 2010 Index will replace the Dow Jones Target 2010 Index as the fund's primary benchmark. The S&P Target Date 2010 Index is more representative of the fund's investment program and asset allocation strategies.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790.
Advisor Class | T. Rowe Price Retirement 2010 Fund | T. Rowe Price Retirement 2010 Fund-Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other expenses	rr_OtherExpensesOverAssets	none	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.61%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.86%	[1]
1 year	rr_ExpenseExampleYear01	88
3 years	rr_ExpenseExampleYear03	274
5 years	rr_ExpenseExampleYear05	477
10 years	rr_ExpenseExampleYear10	1,061
2004	rr_AnnualReturn2004	10.80%
2005	rr_AnnualReturn2005	6.05%
2006	rr_AnnualReturn2006	12.52%
2007	rr_AnnualReturn2007	6.42%
2008	rr_AnnualReturn2008	(26.88%)
2009	rr_AnnualReturn2009	27.60%
2010	rr_AnnualReturn2010	12.46%
2011	rr_AnnualReturn2011	0.28%
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund’s return for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.75%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.80%)
1 Year	rr_AverageAnnualReturnYear01	0.28%
5 Years	rr_AverageAnnualReturnYear05	2.29%
Since inception	rr_AverageAnnualReturnSinceInception	5.57%
Inception date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
Advisor Class | T. Rowe Price Retirement 2010 Fund | Returns after taxes on distributions | T. Rowe Price Retirement 2010 Fund-Advisor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.39%)
5 Years	rr_AverageAnnualReturnYear05	1.41%
Since inception	rr_AverageAnnualReturnSinceInception	4.75%
Inception date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
Advisor Class | T. Rowe Price Retirement 2010 Fund | Returns after taxes on distributions and sale of fund shares | T. Rowe Price Retirement 2010 Fund-Advisor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.34%
5 Years	rr_AverageAnnualReturnYear05	1.54%
Since inception	rr_AverageAnnualReturnSinceInception	4.46%
Inception date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
Advisor Class | T. Rowe Price Retirement 2010 Fund | Dow Jones Target 2010 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.49%	[2]
5 Years	rr_AverageAnnualReturnYear05	4.68%	[2]
Since inception	rr_AverageAnnualReturnSinceInception	6.17%	[2]
Advisor Class | T. Rowe Price Retirement 2010 Fund | Combined Index Portfolio (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.80%	[3]
5 Years	rr_AverageAnnualReturnYear05	2.17%	[3]
Since inception	rr_AverageAnnualReturnSinceInception	5.34%	[3]

[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Effective November 1, 2012, the S&P Target Date 2010 Index will replace the Dow Jones Target 2010 Index as the fund's primary benchmark. The S&P Target Date 2010 Index is more representative of the fund's investment program and asset allocation strategies.
[3]	Combined Index Portfolio is an unmanaged portfolio composed of 51.50% stocks (36.82% Russell 3000 Index, 14.68% MSCI All Country World Index ex USA), and 48.50% bonds (36.50% Barclays U.S. Aggregate Bond Index, 12.00% Barclays U.S. 1-5 Year Treasury TIPS Index). The percentages will vary over time and the indices may vary over time.

Advisor Class | T. Rowe Price Retirement 2015 Fund
SUMMARY T. Rowe Price Retirement 2015 Fund
Investment Objective
The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund’s Advisor Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Advisor Class T. Rowe Price Retirement 2015 Fund T. Rowe Price Retirement 2015 Fund-Advisor Class
Management fees	[1]	none
Distribution and service (12b-1) fees	[1]	0.25%
Other expenses	[1]	none
Acquired fund fees and expenses	[1]	0.66%
Total annual fund operating expenses	[1]	0.91%
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
Advisor Class T. Rowe Price Retirement 2015 Fund T. Rowe Price Retirement 2015 Fund-Advisor Class	93	290	504	1,120

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 25.6% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund’s allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire on or near the target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund’s potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund’s allocation to stocks is anticipated to be approximately 55% of its assets. The fund’s exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as “neutral” allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of October 1, 2012. The target allocations and actual allocations may differ. The fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

2015 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	60.50%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	20.23% 5.38 5.38
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	2.41 2.41
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	1.48 1.47 1.48
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	4.88 4.88 4.89
		International Emerging Market Stocks	Emerging Markets Stock	2.59
		Inflation Focused Stocks	Real Assets	3.02
Bonds	39.50	Domestic Investment-Grade Bonds	New Income	22.40
		Domestic High Yield Bonds	High Yield	3.20
		International Bonds	Emerging Markets Bond International Bond	3.20 3.20
		Inflation Focused Bonds	Inflation Focused Bond	7.50

Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund’s risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund’s overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund’s share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund’s price or yield.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing risk This is the risk that the fund’s investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Performance
The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Retirement 2015 Fund–Advisor Class Calendar Year Returns

	Quarter Ended	Total Return
Best Quarter	6/30/09	16.39%
Worst Quarter	12/31/08	-17.14%
The fund’s return for the six months ended 6/30/12 was 6.32%.
In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Average Annual Total Returns Periods ended December 31, 2011
Average Annual Total Returns Advisor Class T. Rowe Price Retirement 2015 Fund		1 Year	Since inception	Inception date
T. Rowe Price Retirement 2015 Fund-Advisor Class		(0.66%)	0.39%	May 31, 2007
T. Rowe Price Retirement 2015 Fund-Advisor Class Returns after taxes on distributions		(1.20%)	(0.45%)	May 31, 2007
T. Rowe Price Retirement 2015 Fund-Advisor Class Returns after taxes on distributions and sale of fund shares		(0.27%)	(0.04%)	May 31, 2007
Dow Jones Target 2015 Index (reflects no deduction for fees, expenses, or taxes)	[1]	3.42%	3.21%
Combined Index Portfolio (reflects no deduction for fees, expenses, or taxes)	[2]	1.11%	0.40%
[1]	Effective November 1, 2012, the S&P Target Date 2015 Index will replace the Dow Jones Target 2015 Index as the fund's primary benchmark. The S&P Target Date 2015 Index is more representative of the fund's investment program and asset allocation strategies.
[2]	Combined Index Portfolio is an unmanaged portfolio composed of 61.50% stocks (43.97% Russell 3000 Index, 17.53% MSCI All Country World Index ex USA), and 38.50% bonds (31.50% Barclays U.S. Aggregate Bond Index, 7.00% Barclays U.S. 1-5 Year Treasury TIPS Index). The percentages will vary over time and the indices may vary over time.

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Retirement Funds, Inc.
Prospectus Date	rr_ProspectusDate	Oct 1, 2012
Advisor Class | T. Rowe Price Retirement 2015 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY T. Rowe Price Retirement 2015 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Fees and Expenses of the Fund’s Advisor Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 25.6% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.60%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund’s allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire on or near the target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund’s potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund’s allocation to stocks is anticipated to be approximately 55% of its assets. The fund’s exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as “neutral” allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of October 1, 2012. The target allocations and actual allocations may differ. The fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

2015 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	60.50%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	20.23% 5.38 5.38
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	2.41 2.41
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	1.48 1.47 1.48
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	4.88 4.88 4.89
		International Emerging Market Stocks	Emerging Markets Stock	2.59
		Inflation Focused Stocks	Real Assets	3.02
Bonds	39.50	Domestic Investment-Grade Bonds	New Income	22.40
		Domestic High Yield Bonds	High Yield	3.20
		International Bonds	Emerging Markets Bond International Bond	3.20 3.20
		Inflation Focused Bonds	Inflation Focused Bond	7.50

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund’s risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund’s overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund’s share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund’s price or yield.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

		Foreign investing risk This is the risk that the fund’s investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

		The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-638-8790
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Retirement 2015 Fund–Advisor Class Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter	6/30/09	16.39%
Worst Quarter	12/31/08	-17.14%
		The fund’s return for the six months ended 6/30/12 was 6.32%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2011
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective November 1, 2012, the S&P Target Date 2015 Index will replace the Dow Jones Target 2015 Index as the fund's primary benchmark. The S&P Target Date 2015 Index is more representative of the fund's investment program and asset allocation strategies.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790.
Advisor Class | T. Rowe Price Retirement 2015 Fund | T. Rowe Price Retirement 2015 Fund-Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other expenses	rr_OtherExpensesOverAssets	none	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.66%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.91%	[1]
1 year	rr_ExpenseExampleYear01	93
3 years	rr_ExpenseExampleYear03	290
5 years	rr_ExpenseExampleYear05	504
10 years	rr_ExpenseExampleYear10	1,120
2008	rr_AnnualReturn2008	(30.37%)
2009	rr_AnnualReturn2009	30.86%
2010	rr_AnnualReturn2010	13.63%
2011	rr_AnnualReturn2011	(0.66%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund’s return for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.32%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.14%)
1 Year	rr_AverageAnnualReturnYear01	(0.66%)
Since inception	rr_AverageAnnualReturnSinceInception	0.39%
Inception date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
Advisor Class | T. Rowe Price Retirement 2015 Fund | Returns after taxes on distributions | T. Rowe Price Retirement 2015 Fund-Advisor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.20%)
Since inception	rr_AverageAnnualReturnSinceInception	(0.45%)
Inception date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
Advisor Class | T. Rowe Price Retirement 2015 Fund | Returns after taxes on distributions and sale of fund shares | T. Rowe Price Retirement 2015 Fund-Advisor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.27%)
Since inception	rr_AverageAnnualReturnSinceInception	(0.04%)
Inception date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
Advisor Class | T. Rowe Price Retirement 2015 Fund | Dow Jones Target 2015 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.42%	[2]
Since inception	rr_AverageAnnualReturnSinceInception	3.21%	[2]
Advisor Class | T. Rowe Price Retirement 2015 Fund | Combined Index Portfolio (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.11%	[3]
Since inception	rr_AverageAnnualReturnSinceInception	0.40%	[3]

[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Effective November 1, 2012, the S&P Target Date 2015 Index will replace the Dow Jones Target 2015 Index as the fund's primary benchmark. The S&P Target Date 2015 Index is more representative of the fund's investment program and asset allocation strategies.
[3]	Combined Index Portfolio is an unmanaged portfolio composed of 61.50% stocks (43.97% Russell 3000 Index, 17.53% MSCI All Country World Index ex USA), and 38.50% bonds (31.50% Barclays U.S. Aggregate Bond Index, 7.00% Barclays U.S. 1-5 Year Treasury TIPS Index). The percentages will vary over time and the indices may vary over time.

Advisor Class | T.Rowe Price Retirement 2020 Fund
SUMMARY T. Rowe Price Retirement 2020 Fund
Investment Objective
The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund’s Advisor Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Advisor Class T.Rowe Price Retirement 2020 Fund T. Rowe Price Retirement 2020 Fund-Advisor Class
Management fees	[1]	none
Distribution and service (12b-1) fees	[1]	0.25%
Other expenses	[1]	none
Acquired fund fees and expenses	[1]	0.70%
Total annual fund operating expenses	[1]	0.95%
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
Advisor Class T.Rowe Price Retirement 2020 Fund T. Rowe Price Retirement 2020 Fund-Advisor Class	97	303	525	1,166

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 22.4% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund’s allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire on or near the target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund’s potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund’s allocation to stocks is anticipated to be approximately 55% of its assets. The fund’s exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as “neutral” allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of October 1, 2012. The target allocations and actual allocations may differ. The fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.
2020 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	68.50%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	16.53% 9.28 9.28
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	2.73 2.73
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	1.67 1.67 1.67
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	5.53 5.53 5.53
		International Emerging Market Stocks	Emerging Markets Stock	2.93
		Inflation Focused Stocks	Real Assets	3.42
Bonds	31.50	Domestic Investment-Grade Bonds	New Income	19.25
		Domestic High Yield Bonds	High Yield	2.75
		International Bonds	Emerging Markets Bond International Bond	2.75 2.75
		Inflation Focused Bonds	Inflation Focused Bond	4.00

Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund’s risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund’s overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund’s share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund’s price or yield.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing risk This is the risk that the fund’s investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Performance
The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Retirement 2020 Fund–Advisor Class Calendar Year Returns

	Quarter Ended	Total Return
Best Quarter	6/30/09	17.91%
Worst Quarter	12/31/08	-19.27%
The fund’s return for the six months ended 6/30/12 was 6.83%.
In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Average Annual Total Returns Periods ended December 31, 2011
Average Annual Total Returns Advisor Class T.Rowe Price Retirement 2020 Fund		1 Year	5 Years	Since inception	Inception date
T. Rowe Price Retirement 2020 Fund-Advisor Class		(1.45%)	1.31%	5.58%	Oct 31, 2003
T. Rowe Price Retirement 2020 Fund-Advisor Class Returns after taxes on distributions		(1.90%)	0.62%	4.90%	Oct 31, 2003
T. Rowe Price Retirement 2020 Fund-Advisor Class Returns after taxes on distributions and sale of fund shares		(0.77%)	0.84%	4.57%	Oct 31, 2003
Dow Jones Target 2020 Index (reflects no deduction for fees, expenses, or taxes)	[1]	2.01%	3.10%	6.59%
Combined Index Portfolio (reflects no deduction for fees, expenses, or taxes)	[2]	0.47%	1.23%	5.27%
[1]	Effective November 1, 2012, the S&P Target Date 2020 Index will replace the Dow Jones Target 2020 Index as the fund's primary benchmark. The S&P Target Date 2020 Index is more representative of the fund's investment program and asset allocation strategies.
[2]	Combined Index Portfolio is an unmanaged portfolio composed of 69.50% stocks (49.69% Russell 3000 Index, 19.81% MSCI All Country World Index ex USA), and 30.50% bonds (27.00% Barclays U.S. Aggregate Bond Index, 3.50% Barclays U.S. 1-5 Year Treasury TIPS Index). The percentages will vary over time and the indices may vary over time.

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Retirement Funds, Inc.
Prospectus Date	rr_ProspectusDate	Oct 1, 2012
Advisor Class | T.Rowe Price Retirement 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY T. Rowe Price Retirement 2020 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Fees and Expenses of the Fund’s Advisor Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 22.4% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.40%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund’s allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire on or near the target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund’s potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund’s allocation to stocks is anticipated to be approximately 55% of its assets. The fund’s exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as “neutral” allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of October 1, 2012. The target allocations and actual allocations may differ. The fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.
2020 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	68.50%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	16.53% 9.28 9.28
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	2.73 2.73
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	1.67 1.67 1.67
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	5.53 5.53 5.53
		International Emerging Market Stocks	Emerging Markets Stock	2.93
		Inflation Focused Stocks	Real Assets	3.42
Bonds	31.50	Domestic Investment-Grade Bonds	New Income	19.25
		Domestic High Yield Bonds	High Yield	2.75
		International Bonds	Emerging Markets Bond International Bond	2.75 2.75
		Inflation Focused Bonds	Inflation Focused Bond	4.00

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund’s risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund’s overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund’s share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund’s price or yield.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

		Foreign investing risk This is the risk that the fund’s investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

		The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-638-8790
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Retirement 2020 Fund–Advisor Class Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter	6/30/09	17.91%
Worst Quarter	12/31/08	-19.27%
		The fund’s return for the six months ended 6/30/12 was 6.83%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2011
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective November 1, 2012, the S&P Target Date 2020 Index will replace the Dow Jones Target 2020 Index as the fund’s primary benchmark. The S&P Target Date 2020 Index is more representative of the fund’s investment program and asset allocation strategies.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790.
Advisor Class | T.Rowe Price Retirement 2020 Fund | T. Rowe Price Retirement 2020 Fund-Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other expenses	rr_OtherExpensesOverAssets	none	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.70%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.95%	[1]
1 year	rr_ExpenseExampleYear01	97
3 years	rr_ExpenseExampleYear03	303
5 years	rr_ExpenseExampleYear05	525
10 years	rr_ExpenseExampleYear10	1,166
2004	rr_AnnualReturn2004	12.59%
2005	rr_AnnualReturn2005	6.91%
2006	rr_AnnualReturn2006	14.37%
2007	rr_AnnualReturn2007	6.52%
2008	rr_AnnualReturn2008	(33.62%)
2009	rr_AnnualReturn2009	33.77%
2010	rr_AnnualReturn2010	14.46%
2011	rr_AnnualReturn2011	(1.45%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund’s return for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.83%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.27%)
1 Year	rr_AverageAnnualReturnYear01	(1.45%)
5 Years	rr_AverageAnnualReturnYear05	1.31%
Since inception	rr_AverageAnnualReturnSinceInception	5.58%
Inception date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
Advisor Class | T.Rowe Price Retirement 2020 Fund | Returns after taxes on distributions | T. Rowe Price Retirement 2020 Fund-Advisor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.90%)
5 Years	rr_AverageAnnualReturnYear05	0.62%
Since inception	rr_AverageAnnualReturnSinceInception	4.90%
Inception date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
Advisor Class | T.Rowe Price Retirement 2020 Fund | Returns after taxes on distributions and sale of fund shares | T. Rowe Price Retirement 2020 Fund-Advisor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.77%)
5 Years	rr_AverageAnnualReturnYear05	0.84%
Since inception	rr_AverageAnnualReturnSinceInception	4.57%
Inception date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
Advisor Class | T.Rowe Price Retirement 2020 Fund | Dow Jones Target 2020 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.01%	[2]
5 Years	rr_AverageAnnualReturnYear05	3.10%	[2]
Since inception	rr_AverageAnnualReturnSinceInception	6.59%	[2]
Advisor Class | T.Rowe Price Retirement 2020 Fund | Combined Index Portfolio (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.47%	[3]
5 Years	rr_AverageAnnualReturnYear05	1.23%	[3]
Since inception	rr_AverageAnnualReturnSinceInception	5.27%	[3]

[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Effective November 1, 2012, the S&P Target Date 2020 Index will replace the Dow Jones Target 2020 Index as the fund's primary benchmark. The S&P Target Date 2020 Index is more representative of the fund's investment program and asset allocation strategies.
[3]	Combined Index Portfolio is an unmanaged portfolio composed of 69.50% stocks (49.69% Russell 3000 Index, 19.81% MSCI All Country World Index ex USA), and 30.50% bonds (27.00% Barclays U.S. Aggregate Bond Index, 3.50% Barclays U.S. 1-5 Year Treasury TIPS Index). The percentages will vary over time and the indices may vary over time.

Advisor Class | T. Rowe Price Retirement 2025 Fund
SUMMARY T. Rowe Price Retirement 2025 Fund
Investment Objective
The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund’s Advisor Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Advisor Class T. Rowe Price Retirement 2025 Fund T. Rowe Price Retirement 2025 Fund-Advisor Class
Management fees	[1]	none
Distribution and service (12b-1) fees	[1]	0.25%
Other expenses	[1]	none
Acquired fund fees and expenses	[1]	0.73%
Total annual fund operating expenses	[1]	0.98%
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
Advisor Class T. Rowe Price Retirement 2025 Fund T. Rowe Price Retirement 2025 Fund-Advisor Class	100	312	542	1,201

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 26.0% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund’s allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire on or near the target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund’s potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund’s allocation to stocks is anticipated to be approximately 55% of its assets. The fund’s exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as “neutral” allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of October 1, 2012. The target allocations and actual allocations may differ. The fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

2025 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	76.50%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	13.28% 12.95 12.95
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	3.05 3.05
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	1.87 1.86 1.87
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	6.18 6.18 6.17
		International Emerging Market Stocks	Emerging Markets Stock	3.27
		Inflation Focused Stocks	Real Assets	3.82
Bonds	23.50	Domestic Investment-Grade Bonds	New Income	15.40
		Domestic High Yield Bonds	High Yield	2.20
		International Bonds	Emerging Markets Bond International Bond	2.20 2.20
		Inflation Focused Bonds	Inflation Focused Bond	1.50

Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund’s risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund’s overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund’s share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund’s price or yield.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing risk This is the risk that the fund’s investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Performance
The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Retirement 2025 Fund–Advisor Class Calendar Year Returns

	Quarter Ended	Total Return
Best Quarter	6/30/09	19.25%
Worst Quarter	12/31/08	-20.96%
The fund’s return for the six months ended 6/30/12 was 7.19%.
In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Average Annual Total Returns Periods ended December 31, 2011
Average Annual Total Returns Advisor Class T. Rowe Price Retirement 2025 Fund		1 Year	Since inception	Inception date
T. Rowe Price Retirement 2025 Fund-Advisor Class		(2.32%)	(0.95%)	May 31, 2007
T. Rowe Price Retirement 2025 Fund-Advisor Class Returns after taxes on distributions		(2.67%)	(1.61%)	May 31, 2007
T. Rowe Price Retirement 2025 Fund-Advisor Class Returns after taxes on distributions and sale of fund shares		(1.34%)	(1.05%)	May 31, 2007
Dow Jones Target 2025 Index (reflects no deduction for fees, expenses, or taxes)	[1]	0.49%	1.03%
Combined Index Portfolio (reflects no deduction for fees, expenses, or taxes)	[2]	(0.20%)	(0.84%)
[1]	Effective November 1, 2012, the S&P Target Date 2025 Index will replace the Dow Jones Target 2025 Index as the fund's primary benchmark. The S&P Target Date 2025 Index is more representative of the fund's investment program and asset allocation strategies.
[2]	Combined Index Portfolio is an unmanaged portfolio composed of 77.00% stocks (55.05% Russell 3000 Index, 21.95% MSCI All Country World Index ex USA), and 23.00% bonds (21.50% Barclays U.S. Aggregate Bond Index, 1.50% Barclays U.S. 1-5 Year Treasury TIPS Index). The percentages will vary over time and the indices may vary over time.

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Retirement Funds, Inc.
Prospectus Date	rr_ProspectusDate	Oct 1, 2012
Advisor Class | T. Rowe Price Retirement 2025 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY T. Rowe Price Retirement 2025 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Fees and Expenses of the Fund’s Advisor Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 26.0% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund’s allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire on or near the target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund’s potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund’s allocation to stocks is anticipated to be approximately 55% of its assets. The fund’s exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as “neutral” allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of October 1, 2012. The target allocations and actual allocations may differ. The fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

2025 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	76.50%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	13.28% 12.95 12.95
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	3.05 3.05
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	1.87 1.86 1.87
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	6.18 6.18 6.17
		International Emerging Market Stocks	Emerging Markets Stock	3.27
		Inflation Focused Stocks	Real Assets	3.82
Bonds	23.50	Domestic Investment-Grade Bonds	New Income	15.40
		Domestic High Yield Bonds	High Yield	2.20
		International Bonds	Emerging Markets Bond International Bond	2.20 2.20
		Inflation Focused Bonds	Inflation Focused Bond	1.50

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund’s risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund’s overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund’s share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund’s price or yield.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

		Foreign investing risk This is the risk that the fund’s investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

		The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-638-8790
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Retirement 2025 Fund–Advisor Class Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter	6/30/09	19.25%
Worst Quarter	12/31/08	-20.96%
		The fund’s return for the six months ended 6/30/12 was 7.19%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2011
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective November 1, 2012, the S&P Target Date 2025 Index will replace the Dow Jones Target 2025 Index as the fund’s primary benchmark. The S&P Target Date 2025 Index is more representative of the fund’s investment program and asset allocation strategies.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790.
Advisor Class | T. Rowe Price Retirement 2025 Fund | T. Rowe Price Retirement 2025 Fund-Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other expenses	rr_OtherExpensesOverAssets	none	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.73%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.98%	[1]
1 year	rr_ExpenseExampleYear01	100
3 years	rr_ExpenseExampleYear03	312
5 years	rr_ExpenseExampleYear05	542
10 years	rr_ExpenseExampleYear10	1,201
2008	rr_AnnualReturn2008	(36.08%)
2009	rr_AnnualReturn2009	35.99%
2010	rr_AnnualReturn2010	15.13%
2011	rr_AnnualReturn2011	(2.32%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund’s return for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.19%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.96%)
1 Year	rr_AverageAnnualReturnYear01	(2.32%)
Since inception	rr_AverageAnnualReturnSinceInception	(0.95%)
Inception date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
Advisor Class | T. Rowe Price Retirement 2025 Fund | Returns after taxes on distributions | T. Rowe Price Retirement 2025 Fund-Advisor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.67%)
Since inception	rr_AverageAnnualReturnSinceInception	(1.61%)
Inception date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
Advisor Class | T. Rowe Price Retirement 2025 Fund | Returns after taxes on distributions and sale of fund shares | T. Rowe Price Retirement 2025 Fund-Advisor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.34%)
Since inception	rr_AverageAnnualReturnSinceInception	(1.05%)
Inception date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
Advisor Class | T. Rowe Price Retirement 2025 Fund | Dow Jones Target 2025 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.49%	[2]
Since inception	rr_AverageAnnualReturnSinceInception	1.03%	[2]
Advisor Class | T. Rowe Price Retirement 2025 Fund | Combined Index Portfolio (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.20%)	[3]
Since inception	rr_AverageAnnualReturnSinceInception	(0.84%)	[3]

[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Effective November 1, 2012, the S&P Target Date 2025 Index will replace the Dow Jones Target 2025 Index as the fund's primary benchmark. The S&P Target Date 2025 Index is more representative of the fund's investment program and asset allocation strategies.
[3]	Combined Index Portfolio is an unmanaged portfolio composed of 77.00% stocks (55.05% Russell 3000 Index, 21.95% MSCI All Country World Index ex USA), and 23.00% bonds (21.50% Barclays U.S. Aggregate Bond Index, 1.50% Barclays U.S. 1-5 Year Treasury TIPS Index). The percentages will vary over time and the indices may vary over time.

Advisor Class | T. Rowe Price Retirement 2030 Fund
SUMMARY T. Rowe Price Retirement 2030 Fund
Investment Objective
The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund’s Advisor Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Advisor Class T. Rowe Price Retirement 2030 Fund T. Rowe Price Retirement 2030 Fund-Advisor Class
Management fees	[1]	none
Distribution and service (12b-1) fees	[1]	0.25%
Other expenses	[1]	none
Acquired fund fees and expenses	[1]	0.75%
Total annual fund operating expenses	[1]	1.00%
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
Advisor Class T. Rowe Price Retirement 2030 Fund T. Rowe Price Retirement 2030 Fund-Advisor Class	102	318	552	1,225

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 22.3% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund’s allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire on or near the target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund’s potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund’s allocation to stocks is anticipated to be approximately 55% of its assets. The fund’s exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as “neutral” allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of October 1, 2012. The target allocations and actual allocations may differ. The fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

2030 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	82.50%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	10.65% 15.80 15.80
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	3.29 3.29
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	2.01 2.02 2.01
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	6.66 6.66 6.66
		International Emerging Market Stocks	Emerging Markets Stock	3.53
		Inflation Focused Stocks	Real Assets	4.12
Bonds	17.50	Domestic Investment-Grade Bonds	New Income	12.25
		Domestic High Yield Bonds	High Yield	1.75
		International Bonds	Emerging Markets Bond International Bond	1.75 1.75
		Inflation Focused Bonds	Inflation Focused Bond	0.00

Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund’s risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund’s overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund’s share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund’s price or yield.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing risk This is the risk that the fund’s investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Performance
The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Retirement 2030 Fund–Advisor Class Calendar Year Returns

	Quarter Ended	Total Return
Best Quarter	6/30/09	19.90%
Worst Quarter	12/31/08	-22.32%
The fund’s return for the six months ended 6/30/12 was 7.54%.
In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Average Annual Total Returns Periods ended December 31, 2011
Average Annual Total Returns Advisor Class T. Rowe Price Retirement 2030 Fund		1 Year	5 Years	Since Inception	Inception Date
T. Rowe Price Retirement 2030 Fund-Advisor Class		(2.96%)	0.45%	5.54%	Oct 31, 2003
T. Rowe Price Retirement 2030 Fund-Advisor Class Returns after taxes on distributions		(3.24%)	(0.09%)	5.02%	Oct 31, 2003
T. Rowe Price Retirement 2030 Fund-Advisor Class Returns after taxes on distributions and sale of fund shares		(1.74%)	0.21%	4.66%	Oct 31, 2003
Dow Jones Target 2030 Index (reflects no deduction for fees, expenses, or taxes)	[1]	(1.20%)	1.75%	6.83%
Combined Index Portfolio (reflects no deduction for fees, expenses, or taxes)	[2]	(0.80%)	0.40%	5.27%
[1]	Effective November 1, 2012, the S&P Target Date 2030 Index will replace the Dow Jones Target 2030 Index as the fund's primary benchmark. The S&P Target Date 2030 Index is more representative of the fund's investment program and asset allocation strategies.
[2]	Combined Index Portfolio is an unmanaged portfolio composed of 83.00% stocks (59.35% Russell 3000 Index, 23.65% MSCI All Country World Index ex USA), and 17.00% bonds (Barclays U.S. Aggregate Bond Index). The percentages will vary over time and the indices may vary over time.

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Retirement Funds, Inc.
Prospectus Date	rr_ProspectusDate	Oct 1, 2012
Advisor Class | T. Rowe Price Retirement 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY T. Rowe Price Retirement 2030 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Fees and Expenses of the Fund’s Advisor Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 22.3% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.30%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund’s allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire on or near the target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund’s potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund’s allocation to stocks is anticipated to be approximately 55% of its assets. The fund’s exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as “neutral” allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of October 1, 2012. The target allocations and actual allocations may differ. The fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

2030 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	82.50%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	10.65% 15.80 15.80
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	3.29 3.29
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	2.01 2.02 2.01
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	6.66 6.66 6.66
		International Emerging Market Stocks	Emerging Markets Stock	3.53
		Inflation Focused Stocks	Real Assets	4.12
Bonds	17.50	Domestic Investment-Grade Bonds	New Income	12.25
		Domestic High Yield Bonds	High Yield	1.75
		International Bonds	Emerging Markets Bond International Bond	1.75 1.75
		Inflation Focused Bonds	Inflation Focused Bond	0.00

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund’s risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund’s overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund’s share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund’s price or yield.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

		Foreign investing risk This is the risk that the fund’s investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

		The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-638-8790
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Retirement 2030 Fund–Advisor Class Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter	6/30/09	19.90%
Worst Quarter	12/31/08	-22.32%
		The fund’s return for the six months ended 6/30/12 was 7.54%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2011
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective November 1, 2012, the S&P Target Date 2030 Index will replace the Dow Jones Target 2030 Index as the fund’s primary benchmark. The S&P Target Date 2030 Index is more representative of the fund’s investment program and asset allocation strategies.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790.
Advisor Class | T. Rowe Price Retirement 2030 Fund | T. Rowe Price Retirement 2030 Fund-Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other expenses	rr_OtherExpensesOverAssets	none	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.00%	[1]
1 year	rr_ExpenseExampleYear01	102
3 years	rr_ExpenseExampleYear03	318
5 years	rr_ExpenseExampleYear05	552
10 years	rr_ExpenseExampleYear10	1,225
2004	rr_AnnualReturn2004	13.79%
2005	rr_AnnualReturn2005	7.87%
2006	rr_AnnualReturn2006	15.88%
2007	rr_AnnualReturn2007	6.58%
2008	rr_AnnualReturn2008	(38.01%)
2009	rr_AnnualReturn2009	37.74%
2010	rr_AnnualReturn2010	15.77%
2011	rr_AnnualReturn2011	(2.96%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund’s return for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.54%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.32%)
1 Year	rr_AverageAnnualReturnYear01	(2.96%)
5 Years	rr_AverageAnnualReturnYear05	0.45%
Since inception	rr_AverageAnnualReturnSinceInception	5.54%
Inception date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
Advisor Class | T. Rowe Price Retirement 2030 Fund | Returns after taxes on distributions | T. Rowe Price Retirement 2030 Fund-Advisor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.24%)
5 Years	rr_AverageAnnualReturnYear05	(0.09%)
Since inception	rr_AverageAnnualReturnSinceInception	5.02%
Inception date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
Advisor Class | T. Rowe Price Retirement 2030 Fund | Returns after taxes on distributions and sale of fund shares | T. Rowe Price Retirement 2030 Fund-Advisor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.74%)
5 Years	rr_AverageAnnualReturnYear05	0.21%
Since inception	rr_AverageAnnualReturnSinceInception	4.66%
Inception date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
Advisor Class | T. Rowe Price Retirement 2030 Fund | Dow Jones Target 2030 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.20%)	[2]
5 Years	rr_AverageAnnualReturnYear05	1.75%	[2]
Since inception	rr_AverageAnnualReturnSinceInception	6.83%	[2]
Advisor Class | T. Rowe Price Retirement 2030 Fund | Combined Index Portfolio (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.80%)	[3]
5 Years	rr_AverageAnnualReturnYear05	0.40%	[3]
Since inception	rr_AverageAnnualReturnSinceInception	5.27%	[3]

[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Effective November 1, 2012, the S&P Target Date 2030 Index will replace the Dow Jones Target 2030 Index as the fund's primary benchmark. The S&P Target Date 2030 Index is more representative of the fund's investment program and asset allocation strategies.
[3]	Combined Index Portfolio is an unmanaged portfolio composed of 83.00% stocks (59.35% Russell 3000 Index, 23.65% MSCI All Country World Index ex USA), and 17.00% bonds (Barclays U.S. Aggregate Bond Index). The percentages will vary over time and the indices may vary over time.

Advisor Class | T. Rowe Price Retirement 2035 Fund
SUMMARY T. Rowe Price Retirement 2035 Fund
Investment Objective
The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund’s Advisor Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Advisor Class T. Rowe Price Retirement 2035 Fund T. Rowe Price Retirement 2035 Fund-Advisor Class
Management fees	[1]	none
Distribution and service (12b-1) fees	[1]	0.25%
Other expenses	[1]	none
Acquired fund fees and expenses	[1]	0.77%
Total annual fund operating expenses	[1]	1.02%
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
Advisor Class T. Rowe Price Retirement 2035 Fund T. Rowe Price Retirement 2035 Fund-Advisor Class	104	325	563	1,248

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 27.1% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund’s allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire on or near the target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund’s potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund’s allocation to stocks is anticipated to be approximately 55% of its assets. The fund’s exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as “neutral” allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of October 1, 2012. The target allocations and actual allocations may differ. The fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.
2035 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	87.50%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	8.41% 18.20 18.20
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	3.49 3.49
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	2.13 2.14 2.13
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	7.07 7.07 7.06
		International Emerging Market Stocks	Emerging Markets Stock	3.74
		Inflation Focused Stocks	Real Assets	4.37
Bonds	12.50	Domestic Investment-Grade Bonds	New Income	8.75
		Domestic High Yield Bonds	High Yield	1.25
		International Bonds	Emerging Markets Bond International Bond	1.25 1.25
		Inflation Focused Bonds	Inflation Focused Bond	0.00

Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund’s risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund’s overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund’s share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund’s price or yield.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing risk This is the risk that the fund’s investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Performance
The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Retirement 2035 Fund–Advisor Class Calendar Year Returns

	Quarter Ended	Total Return
Best Quarter	6/30/09	20.50%
Worst Quarter	12/31/08	-23.01%
The fund’s return for the six months ended 6/30/12 was 7.74%.
In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Average Annual Total Returns Periods ended December 31, 2011
Average Annual Total Returns Advisor Class T. Rowe Price Retirement 2035 Fund		1 Year	Since inception	Inception date
T. Rowe Price Retirement 2035 Fund-Advisor Class		(3.51%)	(1.75%)	May 31, 2007
T. Rowe Price Retirement 2035 Fund-Advisor Class Returns after taxes on distributions		(3.76%)	(2.28%)	May 31, 2007
T. Rowe Price Retirement 2035 Fund-Advisor Class Returns after taxes on distributions and sale of fund shares		(2.10%)	(1.63%)	May 31, 2007
Dow Jones Target 2035 Index (reflects no deduction for fees, expenses, or taxes)	[1]	(2.62%)	(0.63%)
Combined Index Portfolio (reflects no deduction for fees, expenses, or taxes)	[2]	(1.36%)	(1.63%)
[1]	Effective November 1, 2012, the S&P Target Date 2035 Index will replace the Dow Jones Target 2035 Index as the fund's primary benchmark. The S&P Target Date 2035 Index is more representative of the fund's investment program and asset allocation strategies.
[2]	Combined Index Portfolio is an unmanaged portfolio composed of 88.00% stocks (62.92% Russell 3000 Index, 25.08% MSCI All Country World Index ex USA), and 12.00% bonds (Barclays U.S. Aggregate Bond Index). The percentages will vary over time and the indices may vary over time.

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Retirement Funds, Inc.
Prospectus Date	rr_ProspectusDate	Oct 1, 2012
Advisor Class | T. Rowe Price Retirement 2035 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY T. Rowe Price Retirement 2035 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Fees and Expenses of the Fund’s Advisor Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 27.1% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.10%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund’s allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire on or near the target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund’s potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund’s allocation to stocks is anticipated to be approximately 55% of its assets. The fund’s exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as “neutral” allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of October 1, 2012. The target allocations and actual allocations may differ. The fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.
2035 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	87.50%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	8.41% 18.20 18.20
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	3.49 3.49
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	2.13 2.14 2.13
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	7.07 7.07 7.06
		International Emerging Market Stocks	Emerging Markets Stock	3.74
		Inflation Focused Stocks	Real Assets	4.37
Bonds	12.50	Domestic Investment-Grade Bonds	New Income	8.75
		Domestic High Yield Bonds	High Yield	1.25
		International Bonds	Emerging Markets Bond International Bond	1.25 1.25
		Inflation Focused Bonds	Inflation Focused Bond	0.00

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund’s risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund’s overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund’s share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund’s price or yield.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

		Foreign investing risk This is the risk that the fund’s investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

		The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-638-8790
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Retirement 2035 Fund–Advisor Class Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter	6/30/09	20.50%
Worst Quarter	12/31/08	-23.01%
		The fund’s return for the six months ended 6/30/12 was 7.74%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2011
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective November 1, 2012, the S&P Target Date 2035 Index will replace the Dow Jones Target 2035 Index as the fund’s primary benchmark. The S&P Target Date 2035 Index is more representative of the fund’s investment program and asset allocation strategies.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790.
Advisor Class | T. Rowe Price Retirement 2035 Fund | T. Rowe Price Retirement 2035 Fund-Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other expenses	rr_OtherExpensesOverAssets	none	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.02%	[1]
1 year	rr_ExpenseExampleYear01	104
3 years	rr_ExpenseExampleYear03	325
5 years	rr_ExpenseExampleYear05	563
10 years	rr_ExpenseExampleYear10	1,248
2008	rr_AnnualReturn2008	(39.03%)
2009	rr_AnnualReturn2009	38.65%
2010	rr_AnnualReturn2010	16.08%
2011	rr_AnnualReturn2011	(3.51%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund's return for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.74%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.50%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.01%)
1 Year	rr_AverageAnnualReturnYear01	(3.51%)
Since inception	rr_AverageAnnualReturnSinceInception	(1.75%)
Inception date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
Advisor Class | T. Rowe Price Retirement 2035 Fund | Returns after taxes on distributions | T. Rowe Price Retirement 2035 Fund-Advisor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.76%)
Since inception	rr_AverageAnnualReturnSinceInception	(2.28%)
Inception date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
Advisor Class | T. Rowe Price Retirement 2035 Fund | Returns after taxes on distributions and sale of fund shares | T. Rowe Price Retirement 2035 Fund-Advisor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.10%)
Since inception	rr_AverageAnnualReturnSinceInception	(1.63%)
Inception date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
Advisor Class | T. Rowe Price Retirement 2035 Fund | Dow Jones Target 2035 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.62%)	[2]
Since inception	rr_AverageAnnualReturnSinceInception	(0.63%)	[2]
Advisor Class | T. Rowe Price Retirement 2035 Fund | Combined Index Portfolio (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.36%)	[3]
Since inception	rr_AverageAnnualReturnSinceInception	(1.63%)	[3]

[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Effective November 1, 2012, the S&P Target Date 2035 Index will replace the Dow Jones Target 2035 Index as the fund's primary benchmark. The S&P Target Date 2035 Index is more representative of the fund's investment program and asset allocation strategies.
[3]	Combined Index Portfolio is an unmanaged portfolio composed of 88.00% stocks (62.92% Russell 3000 Index, 25.08% MSCI All Country World Index ex USA), and 12.00% bonds (Barclays U.S. Aggregate Bond Index). The percentages will vary over time and the indices may vary over time.

Advisor Class | T. Rowe Price Retirement 2040 Fund
SUMMARY T. Rowe Price Retirement 2040 Fund
Investment Objective
The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund’s Advisor Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Advisor Class T. Rowe Price Retirement 2040 Fund T. Rowe Price Retirement 2040 Fund-Advisor Class
Management fees	[1]	none
Distribution and service (12b-1) fees	[1]	0.25%
Other expenses	[1]	none
Acquired fund fees and expenses	[1]	0.78%
Total annual fund operating expenses	[1]	1.03%
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
Advisor Class T. Rowe Price Retirement 2040 Fund T. Rowe Price Retirement 2040 Fund-Advisor Class	105	328	569	1,259

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 22.1% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund’s allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire on or near the target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund’s potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund’s allocation to stocks is anticipated to be approximately 55% of its assets. The fund’s exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as “neutral” allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of October 1, 2012. The target allocations and actual allocations may differ. The fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.
2040 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	90.00%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	7.41% 19.34 19.34
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	3.59 3.59
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	2.19 2.20 2.19
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	7.27 7.27 7.26
		International Emerging Market Stocks	Emerging Markets Stock	3.85
		Inflation Focused Stocks	Real Assets	4.50
Bonds	10.00	Domestic Investment-Grade Bonds	New Income	7.00
		Domestic High Yield Bonds	High Yield	1.00
		International Bonds	Emerging Markets Bond International Bond	1.00 1.00
		Inflation Focused Bonds	Inflation Focused Bond	0.00

Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund’s risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund’s overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund’s share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund’s price or yield.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing risk This is the risk that the fund’s investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Performance
The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Retirement 2040 Fund–Advisor Class Calendar Year Returns

	Quarter Ended	Total Return
Best Quarter	6/30/09	20.58%
Worst Quarter	12/31/08	-23.03%
The fund’s return for the six months ended 6/30/12 was 7.83%.
In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Average Annual Total Returns Periods ended December 31, 2011
Average Annual Total Returns Advisor Class T. Rowe Price Retirement 2040 Fund		1 Year	5 Years	Since inception	Inception date
T. Rowe Price Retirement 2040 Fund-Advisor Class		(3.69%)	0.17%	5.37%	Oct 31, 2003
T. Rowe Price Retirement 2040 Fund-Advisor Class Returns after taxes on distributions		(3.91%)	(0.32%)	4.90%	Oct 31, 2003
T. Rowe Price Retirement 2040 Fund-Advisor Class Returns after taxes on distributions and sale of fund shares		(2.21%)	0.01%	4.54%	Oct 31, 2003
Dow Jones Target 2040 Index (reflects no deduction for fees, expenses, or taxes)	[1]	(3.59%)	0.93%	6.68%
Combined Index Portfolio (reflects no deduction for fees, expenses, or taxes)	[2]	(1.46%)	0.14%	5.12%
[1]	Effective November 1, 2012, the S&P Target Date 2040 Index will replace the Dow Jones Target 2040 Index as the fund's primary benchmark. The S&P Target Date 2040 Index is more representative of the fund's investment program and asset allocation strategies.
[2]	Combined Index Portfolio is an unmanaged portfolio composed of 90.00% stocks (64.35% Russell 3000 Index, 25.65% MSCI All Country World ex USA), 10.00% bonds (Barclays U.S. Aggregate Bond Index). The percentages will vary over time and the indices may vary over time.

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Retirement Funds, Inc.
Prospectus Date	rr_ProspectusDate	Oct 1, 2012
Advisor Class | T. Rowe Price Retirement 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY T. Rowe Price Retirement 2040 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Fees and Expenses of the Fund’s Advisor Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 22.1% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.10%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund’s allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire on or near the target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund’s potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund’s allocation to stocks is anticipated to be approximately 55% of its assets. The fund’s exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as “neutral” allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of October 1, 2012. The target allocations and actual allocations may differ. The fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.
2040 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	90.00%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	7.41% 19.34 19.34
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	3.59 3.59
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	2.19 2.20 2.19
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	7.27 7.27 7.26
		International Emerging Market Stocks	Emerging Markets Stock	3.85
		Inflation Focused Stocks	Real Assets	4.50
Bonds	10.00	Domestic Investment-Grade Bonds	New Income	7.00
		Domestic High Yield Bonds	High Yield	1.00
		International Bonds	Emerging Markets Bond International Bond	1.00 1.00
		Inflation Focused Bonds	Inflation Focused Bond	0.00

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund’s risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund’s overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund’s share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund’s price or yield.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

		Foreign investing risk This is the risk that the fund’s investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

		The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-638-8790
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Retirement 2040 Fund–Advisor Class Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter	6/30/09	20.58%
Worst Quarter	12/31/08	-23.03%
		The fund’s return for the six months ended 6/30/12 was 7.83%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2011
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective November 1, 2012, the S&P Target Date 2040 Index will replace the Dow Jones Target 2040 Index as the fund’s primary benchmark. The S&P Target Date 2040 Index is more representative of the fund’s investment program and asset allocation strategies.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790.
Advisor Class | T. Rowe Price Retirement 2040 Fund | T. Rowe Price Retirement 2040 Fund-Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other expenses	rr_OtherExpensesOverAssets	none	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.78%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.03%	[1]
1 year	rr_ExpenseExampleYear01	105
3 years	rr_ExpenseExampleYear03	328
5 years	rr_ExpenseExampleYear05	569
10 years	rr_ExpenseExampleYear10	1,259
2004	rr_AnnualReturn2004	13.82%
2005	rr_AnnualReturn2005	7.83%
2006	rr_AnnualReturn2006	15.99%
2007	rr_AnnualReturn2007	6.53%
2008	rr_AnnualReturn2008	(39.02%)
2009	rr_AnnualReturn2009	38.79%
2010	rr_AnnualReturn2010	16.13%
2011	rr_AnnualReturn2011	(3.69%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund’s return for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.83%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.03%)
1 Year	rr_AverageAnnualReturnYear01	(3.69%)
5 Years	rr_AverageAnnualReturnYear05	0.17%
Since inception	rr_AverageAnnualReturnSinceInception	5.37%
Inception date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
Advisor Class | T. Rowe Price Retirement 2040 Fund | Returns after taxes on distributions | T. Rowe Price Retirement 2040 Fund-Advisor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.91%)
5 Years	rr_AverageAnnualReturnYear05	(0.32%)
Since inception	rr_AverageAnnualReturnSinceInception	4.90%
Inception date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
Advisor Class | T. Rowe Price Retirement 2040 Fund | Returns after taxes on distributions and sale of fund shares | T. Rowe Price Retirement 2040 Fund-Advisor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.21%)
5 Years	rr_AverageAnnualReturnYear05	0.01%
Since inception	rr_AverageAnnualReturnSinceInception	4.54%
Inception date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
Advisor Class | T. Rowe Price Retirement 2040 Fund | Dow Jones Target 2040 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.59%)	[2]
5 Years	rr_AverageAnnualReturnYear05	0.93%	[2]
Since inception	rr_AverageAnnualReturnSinceInception	6.68%	[2]
Advisor Class | T. Rowe Price Retirement 2040 Fund | Combined Index Portfolio (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.46%)	[3]
5 Years	rr_AverageAnnualReturnYear05	0.14%	[3]
Since inception	rr_AverageAnnualReturnSinceInception	5.12%	[3]

[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Effective November 1, 2012, the S&P Target Date 2040 Index will replace the Dow Jones Target 2040 Index as the fund's primary benchmark. The S&P Target Date 2040 Index is more representative of the fund's investment program and asset allocation strategies.
[3]	Combined Index Portfolio is an unmanaged portfolio composed of 90.00% stocks (64.35% Russell 3000 Index, 25.65% MSCI All Country World ex USA), 10.00% bonds (Barclays U.S. Aggregate Bond Index). The percentages will vary over time and the indices may vary over time.

Advisor Class | T. Rowe Price Retirement 2045 Fund
SUMMARY T. Rowe Price Retirement 2045 Fund
Investment Objective
The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund’s Advisor Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Advisor Class T. Rowe Price Retirement 2045 Fund T. Rowe Price Retirement 2045 Fund-Advisor Class
Management fees	[1]	none
Distribution and service (12b-1) fees	[1]	0.25%
Other expenses	[1]	none
Acquired fund fees and expenses	[1]	0.78%
Total annual fund operating expenses	[1]	1.03%
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
Advisor Class T. Rowe Price Retirement 2045 Fund T. Rowe Price Retirement 2045 Fund-Advisor Class	105	328	569	1,259

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 28.3% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund’s allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire on or near the target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined "glide path" shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund's potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund's allocation to stocks is anticipated to be approximately 55% of its assets. The fund's exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as "neutral" allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of October 1, 2012. The target allocations and actual allocations may differ. The fund's shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

2045 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	90.00%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	7.41% 19.34 19.34
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	3.59 3.59
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	2.19 2.20 2.19
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	7.27 7.27 7.26
		International Emerging Market Stocks	Emerging Markets Stock	3.85
		Inflation Focused Stocks	Real Assets	4.50
Bonds	10.00	Domestic Investment-Grade Bonds	New Income	7.00
		Domestic High Yield Bonds	High Yield	1.00
		International Bonds	Emerging Markets Bond International Bond	1.00 1.00
		Inflation Focused Bonds	Inflation Focused Bond	0.00

Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund’s risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund’s overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund’s share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund’s price or yield.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing risk This is the risk that the fund’s investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Performance
The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Retirement 2045 Fund–Advisor Class Calendar Year Returns

	Quarter Ended	Total Return
Best Quarter	6/30/09	20.49%
Worst Quarter	12/31/08	-22.95%
The fund’s return for the six months ended 6/30/12 was 7.82%.
In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Average Annual Total Returns Periods ended December 31, 2011
Average Annual Total Returns Advisor Class T. Rowe Price Retirement 2045 Fund		1 Year	Since inception	Inception date
T. Rowe Price Retirement 2045 Fund-Advisor Class		(3.66%)	(1.74%)	May 31, 2007
T. Rowe Price Retirement 2045 Fund-Advisor Class Returns after taxes on distributions		(3.91%)	(2.25%)	May 31, 2007
T. Rowe Price Retirement 2045 Fund-Advisor Class Returns after taxes on distributions and sale of fund shares		(2.19%)	(1.62%)	May 31, 2007
Dow Jones Target 2045 Index (reflects no deduction for fees, expenses, or taxes)	[1]	(3.99%)	(1.07%)
Combined Index Portfolio (reflects no deduction for fees, expenses, or taxes)	[2]	(1.46%)	(1.64%)
[1]	Effective November 1, 2012, the S&P Target Date 2045 Index will replace the Dow Jones Target 2045 Index as the fund's primary benchmark. The S&P Target Date 2045 Index is more representative of the fund's investment program and asset allocation strategies.
[2]	Combined Index Portfolio is an unmanaged portfolio composed of 90.00% stocks (64.35% Russell 3000 Index, 25.65% MSCI All Country World ex USA), 10.00% bonds (Barclays U.S. Aggregate Bond Index). The percentages will vary over time and the indices may vary over time.

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Retirement Funds, Inc.
Prospectus Date	rr_ProspectusDate	Oct 1, 2012
Advisor Class | T. Rowe Price Retirement 2045 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY T. Rowe Price Retirement 2045 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Fees and Expenses of the Fund’s Advisor Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 28.3% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.30%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund’s allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire on or near the target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined "glide path" shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund's potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund's allocation to stocks is anticipated to be approximately 55% of its assets. The fund's exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as "neutral" allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of October 1, 2012. The target allocations and actual allocations may differ. The fund's shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

2045 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	90.00%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	7.41% 19.34 19.34
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	3.59 3.59
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	2.19 2.20 2.19
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	7.27 7.27 7.26
		International Emerging Market Stocks	Emerging Markets Stock	3.85
		Inflation Focused Stocks	Real Assets	4.50
Bonds	10.00	Domestic Investment-Grade Bonds	New Income	7.00
		Domestic High Yield Bonds	High Yield	1.00
		International Bonds	Emerging Markets Bond International Bond	1.00 1.00
		Inflation Focused Bonds	Inflation Focused Bond	0.00

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund’s risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund’s overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund’s share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund’s price or yield.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

		Foreign investing risk This is the risk that the fund’s investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

		The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-638-8790
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Retirement 2045 Fund–Advisor Class Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter	6/30/09	20.49%
Worst Quarter	12/31/08	-22.95%
		The fund’s return for the six months ended 6/30/12 was 7.82%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2011
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective November 1, 2012, the S&P Target Date 2045 Index will replace the Dow Jones Target 2045 Index as the fund’s primary benchmark. The S&P Target Date 2045 Index is more representative of the fund’s investment program and asset allocation strategies.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790.
Advisor Class | T. Rowe Price Retirement 2045 Fund | T. Rowe Price Retirement 2045 Fund-Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other expenses	rr_OtherExpensesOverAssets	none	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.78%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.03%	[1]
1 year	rr_ExpenseExampleYear01	105
3 years	rr_ExpenseExampleYear03	328
5 years	rr_ExpenseExampleYear05	569
10 years	rr_ExpenseExampleYear10	1,259
2008	rr_AnnualReturn2008	(38.94%)
2009	rr_AnnualReturn2009	38.75%
2010	rr_AnnualReturn2010	16.08%
2011	rr_AnnualReturn2011	(3.66%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund’s return for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.82%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.49%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.95%)
1 Year	rr_AverageAnnualReturnYear01	(3.66%)
Since inception	rr_AverageAnnualReturnSinceInception	(1.74%)
Inception date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
Advisor Class | T. Rowe Price Retirement 2045 Fund | Returns after taxes on distributions | T. Rowe Price Retirement 2045 Fund-Advisor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.91%)
Since inception	rr_AverageAnnualReturnSinceInception	(2.25%)
Inception date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
Advisor Class | T. Rowe Price Retirement 2045 Fund | Returns after taxes on distributions and sale of fund shares | T. Rowe Price Retirement 2045 Fund-Advisor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.19%)
Since inception	rr_AverageAnnualReturnSinceInception	(1.62%)
Inception date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
Advisor Class | T. Rowe Price Retirement 2045 Fund | Dow Jones Target 2045 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.99%)	[2]
Since inception	rr_AverageAnnualReturnSinceInception	(1.07%)	[2]
Advisor Class | T. Rowe Price Retirement 2045 Fund | Combined Index Portfolio (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.46%)	[3]
Since inception	rr_AverageAnnualReturnSinceInception	(1.64%)	[3]

[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Effective November 1, 2012, the S&P Target Date 2045 Index will replace the Dow Jones Target 2045 Index as the fund's primary benchmark. The S&P Target Date 2045 Index is more representative of the fund's investment program and asset allocation strategies.
[3]	Combined Index Portfolio is an unmanaged portfolio composed of 90.00% stocks (64.35% Russell 3000 Index, 25.65% MSCI All Country World ex USA), 10.00% bonds (Barclays U.S. Aggregate Bond Index). The percentages will vary over time and the indices may vary over time.

Advisor Class | T. Rowe Price Retirement 2050 Fund
SUMMARY T. Rowe Price Retirement 2050 Fund
Investment Objective
The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund’s Advisor Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Advisor Class T. Rowe Price Retirement 2050 Fund T. Rowe Price Retirement 2050 Fund-Advisor Class
Management fees	[1]	none
Distribution and service (12b-1) fees	[1]	0.25%
Other expenses	[1]	none
Acquired fund fees and expenses	[1]	0.78%
Total annual fund operating expenses	[1]	1.03%
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
Advisor Class T. Rowe Price Retirement 2050 Fund T. Rowe Price Retirement 2050 Fund-Advisor Class	105	328	569	1,259

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 32.2% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund's allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire on or near the target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined "glide path" shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund's asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund's potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund's allocation to stocks is anticipated to be approximately 55% of its assets. The fund's exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as "neutral" allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of October 1, 2012. The target allocations and actual allocations may differ. The fund's shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

2050 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	90.00%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	7.41% 19.34 19.34
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	3.59 3.59
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	2.19 2.20 2.19
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	7.27 7.27 7.26
		International Emerging Market Stocks	Emerging Markets Stock	3.85
		Inflation Focused Stocks	Real Assets	4.50
Bonds	10.00	Domestic Investment-Grade Bonds	New Income	7.00
		Domestic High Yield Bonds	High Yield	1.00
		International Bonds	Emerging Markets Bond International Bond	1.00 1.00
		Inflation Focused Bonds	Inflation Focused Bond	0.00

Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund’s risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund’s overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund’s share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund’s price or yield.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing risk This is the risk that the fund’s investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Performance
The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Retirement 2050 Fund–Advisor Class Calendar Year Returns

	Quarter Ended	Total Return
Best Quarter	6/30/09	20.45%
Worst Quarter	12/31/08	-23.00%
The fund’s return for the six months ended 6/30/12 was 7.83%.
In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Average Annual Total Returns Periods ended December 31, 2011
Average Annual Total Returns Advisor Class T. Rowe Price Retirement 2050 Fund		1 Year	5 Years	Since inception	Inception date
T. Rowe Price Retirement 2050 Fund-Advisor Class		(3.68%)	0.17%	0.17%	Dec 29, 2006
T. Rowe Price Retirement 2050 Fund-Advisor Class Returns after taxes on distributions		(3.96%)	(0.18%)	(0.18%)	Dec 29, 2006
T. Rowe Price Retirement 2050 Fund-Advisor Class Returns after taxes on distributions and sale of fund shares		(2.13%)	0.04%	0.04%	Dec 29, 2006
Dow Jones Target 2050 Index (reflects no deduction for fees, expenses, or taxes)	[1]	(4.00%)	0.88%	0.88%
Combined Index Portfolio (reflects no deduction for fees, expenses, or taxes)	[2]	(1.46%)	0.14%	0.14%
[1]	Effective November 1, 2012, the S&P Target Date 2050 Index will replace the Dow Jones Target 2050 Index as the fund's primary benchmark. The S&P Target Date 2050 Index is more representative of the fund's investment program and asset allocation strategies.
[2]	Combined Index Portfolio is an unmanaged portfolio composed of 90.00% stocks (64.35% Russell 3000 Index, 25.65% MSCI All Country World ex USA), 10.00% bonds (Barclays U.S. Aggregate Bond Index). The percentages will vary over time and the indices may vary over time.

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Retirement Funds, Inc.
Prospectus Date	rr_ProspectusDate	Oct 1, 2012
T. Rowe Price Retirement 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
Advisor Class | T. Rowe Price Retirement 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY T. Rowe Price Retirement 2050 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Fees and Expenses of the Fund’s Advisor Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 32.2% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.20%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund's allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire on or near the target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined "glide path" shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund's asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund's potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund's allocation to stocks is anticipated to be approximately 55% of its assets. The fund's exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as "neutral" allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of October 1, 2012. The target allocations and actual allocations may differ. The fund's shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

2050 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	90.00%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	7.41% 19.34 19.34
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	3.59 3.59
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	2.19 2.20 2.19
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	7.27 7.27 7.26
		International Emerging Market Stocks	Emerging Markets Stock	3.85
		Inflation Focused Stocks	Real Assets	4.50
Bonds	10.00	Domestic Investment-Grade Bonds	New Income	7.00
		Domestic High Yield Bonds	High Yield	1.00
		International Bonds	Emerging Markets Bond International Bond	1.00 1.00
		Inflation Focused Bonds	Inflation Focused Bond	0.00

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund’s risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund’s overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund’s share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund’s price or yield.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

		Foreign investing risk This is the risk that the fund’s investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

		The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-638-8790
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Retirement 2050 Fund–Advisor Class Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter	6/30/09	20.45%
Worst Quarter	12/31/08	-23.00%
		The fund’s return for the six months ended 6/30/12 was 7.83%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2011
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective November 1, 2012, the S&P Target Date 2050 Index will replace the Dow Jones Target 2050 Index as the fund’s primary benchmark. The S&P Target Date 2050 Index is more representative of the fund’s investment program and asset allocation strategies.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790.
Advisor Class | T. Rowe Price Retirement 2050 Fund | T. Rowe Price Retirement 2050 Fund-Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other expenses	rr_OtherExpensesOverAssets	none	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.78%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.03%	[1]
1 year	rr_ExpenseExampleYear01	105
3 years	rr_ExpenseExampleYear03	328
5 years	rr_ExpenseExampleYear05	569
10 years	rr_ExpenseExampleYear10	1,259
2007	rr_AnnualReturn2007	6.62%
2008	rr_AnnualReturn2008	(39.03%)
2009	rr_AnnualReturn2009	38.72%
2010	rr_AnnualReturn2010	16.09%
2011	rr_AnnualReturn2011	(3.68%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund’s return for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.83%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.00%)
1 Year	rr_AverageAnnualReturnYear01	(3.68%)
5 Years	rr_AverageAnnualReturnYear05	0.17%
Since inception	rr_AverageAnnualReturnSinceInception	0.17%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006
Advisor Class | T. Rowe Price Retirement 2050 Fund | Returns after taxes on distributions | T. Rowe Price Retirement 2050 Fund-Advisor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.96%)
5 Years	rr_AverageAnnualReturnYear05	(0.18%)
Since inception	rr_AverageAnnualReturnSinceInception	(0.18%)
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006
Advisor Class | T. Rowe Price Retirement 2050 Fund | Returns after taxes on distributions and sale of fund shares | T. Rowe Price Retirement 2050 Fund-Advisor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.13%)
5 Years	rr_AverageAnnualReturnYear05	0.04%
Since inception	rr_AverageAnnualReturnSinceInception	0.04%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006
Advisor Class | T. Rowe Price Retirement 2050 Fund | Dow Jones Target 2050 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.00%)	[2]
5 Years	rr_AverageAnnualReturnYear05	0.88%	[2]
Since inception	rr_AverageAnnualReturnSinceInception	0.88%	[2]
Advisor Class | T. Rowe Price Retirement 2050 Fund | Combined Index Portfolio (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.46%)	[3]
5 Years	rr_AverageAnnualReturnYear05	0.14%	[3]
Since inception	rr_AverageAnnualReturnSinceInception	0.14%	[3]

[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Effective November 1, 2012, the S&P Target Date 2050 Index will replace the Dow Jones Target 2050 Index as the fund's primary benchmark. The S&P Target Date 2050 Index is more representative of the fund's investment program and asset allocation strategies.
[3]	Combined Index Portfolio is an unmanaged portfolio composed of 90.00% stocks (64.35% Russell 3000 Index, 25.65% MSCI All Country World ex USA), 10.00% bonds (Barclays U.S. Aggregate Bond Index). The percentages will vary over time and the indices may vary over time.

Advisor Class | T. Rowe Price Retirement 2055 Fund
SUMMARY T. Rowe Price Retirement 2055 Fund
Investment Objective
The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund’s Advisor Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Advisor Class T. Rowe Price Retirement 2055 Fund T. Rowe Price Retirement 2055 Fund-Advisor Class
Management fees	[1]	none
Distribution and service (12b-1) fees	[1]	0.25%
Other expenses	[1]	none
Acquired fund fees and expenses	[1]	0.78%
Total annual fund operating expenses	[1]	1.03%
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
Advisor Class T. Rowe Price Retirement 2055 Fund T. Rowe Price Retirement 2055 Fund-Advisor Class	105	328	569	1,259

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 37.0% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund’s allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire on or near the target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund’s potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund’s allocation to stocks is anticipated to be approximately 55% of its assets. The fund’s exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as “neutral” allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of October 1, 2012. The target allocations and actual allocations may differ. The fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.
2055 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	90.00%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	7.41% 19.34 19.34
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	3.59 3.59
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	2.19 2.20 2.19
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	7.27 7.27 7.26
		International Emerging Market Stocks	Emerging Markets Stock	3.85
		Inflation Focused Stocks	Real Assets	4.50
Bonds	10.00	Domestic Investment-Grade Bonds	New Income	7.00
		Domestic High Yield Bonds	High Yield	1.00
		International Bonds	Emerging Markets Bond International Bond	1.00 1.00
		Inflation Focused Bonds	Inflation Focused Bond	0.00

Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund’s risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund’s overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund’s share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund’s price or yield.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing risk This is the risk that the fund’s investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Performance
The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Retirement 2055 Fund–Advisor Class Calendar Year Returns

	Quarter Ended	Total Return
Best Quarter	6/30/09	20.49%
Worst Quarter	12/31/08	-23.08%
The fund’s return for the six months ended 6/30/12 was 7.79%.
In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Average Annual Total Returns Periods ended December 31, 2011
Average Annual Total Returns Advisor Class T. Rowe Price Retirement 2055 Fund		1 Year	Since inception	Inception date
T. Rowe Price Retirement 2055 Fund-Advisor Class		(3.56%)	(1.76%)	May 31, 2007
T. Rowe Price Retirement 2055 Fund-Advisor Class Returns after taxes on distributions		(3.84%)	(2.17%)	May 31, 2007
T. Rowe Price Retirement 2055 Fund-Advisor Class Returns after taxes on distributions and sale of fund shares		(2.06%)	(1.62%)	May 31, 2007
Dow Jones Target 2050 Index (reflects no deduction for fees, expenses, or taxes)	[1]	(4.00%)	(2.08%)
Combined Index Portfolio (reflects no deduction for fees, expenses, or taxes)	[2]	(1.46%)	(1.64%)
[1]	Effective November 1, 2012, the S&P Target Date 2055+ Index will replace the Dow Jones Target 2050 Index as the fund's primary benchmark. The S&P Target Date 2055+ Index is more representative of the fund's investment program and asset allocation strategies.
[2]	Combined Index Portfolio is an unmanaged portfolio composed of 90.00% stocks (64.35% Russell 3000 Index, 25.65% MSCI All Country World ex USA), 10.00% bonds (Barclays U.S. Aggregate Bond Index). The percentages will vary over time and the indices may vary over time.

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Retirement Funds, Inc.
Prospectus Date	rr_ProspectusDate	Oct 1, 2012
Advisor Class | T. Rowe Price Retirement 2055 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY T. Rowe Price Retirement 2055 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Fees and Expenses of the Fund’s Advisor Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 37.0% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund’s allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire on or near the target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund’s potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund’s allocation to stocks is anticipated to be approximately 55% of its assets. The fund’s exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as “neutral” allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of October 1, 2012. The target allocations and actual allocations may differ. The fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.
2055 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	90.00%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	7.41% 19.34 19.34
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	3.59 3.59
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	2.19 2.20 2.19
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	7.27 7.27 7.26
		International Emerging Market Stocks	Emerging Markets Stock	3.85
		Inflation Focused Stocks	Real Assets	4.50
Bonds	10.00	Domestic Investment-Grade Bonds	New Income	7.00
		Domestic High Yield Bonds	High Yield	1.00
		International Bonds	Emerging Markets Bond International Bond	1.00 1.00
		Inflation Focused Bonds	Inflation Focused Bond	0.00

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund’s risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund’s overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund’s share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund’s price or yield.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

		Foreign investing risk This is the risk that the fund’s investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

		The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-638-8790
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Retirement 2055 Fund–Advisor Class Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter	6/30/09	20.49%
Worst Quarter	12/31/08	-23.08%
		The fund’s return for the six months ended 6/30/12 was 7.79%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2011
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective November 1, 2012, the S&P Target Date 2055+ Index will replace the Dow Jones Target 2050 Index as the fund’s primary benchmark. The S&P Target Date 2055+ Index is more representative of the fund’s investment program and asset allocation strategies.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790.
Advisor Class | T. Rowe Price Retirement 2055 Fund | T. Rowe Price Retirement 2055 Fund-Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other expenses	rr_OtherExpensesOverAssets	none	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.78%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.03%	[1]
1 year	rr_ExpenseExampleYear01	105
3 years	rr_ExpenseExampleYear03	328
5 years	rr_ExpenseExampleYear05	569
10 years	rr_ExpenseExampleYear10	1,259
2008	rr_AnnualReturn2008	(39.08%)
2009	rr_AnnualReturn2009	38.71%
2010	rr_AnnualReturn2010	16.07%
2011	rr_AnnualReturn2011	(3.56%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund’s return for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.79%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.49%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.08%)
1 Year	rr_AverageAnnualReturnYear01	(3.56%)
Since inception	rr_AverageAnnualReturnSinceInception	(1.76%)
Inception date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
Advisor Class | T. Rowe Price Retirement 2055 Fund | Returns after taxes on distributions | T. Rowe Price Retirement 2055 Fund-Advisor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.84%)
Since inception	rr_AverageAnnualReturnSinceInception	(2.17%)
Inception date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
Advisor Class | T. Rowe Price Retirement 2055 Fund | Returns after taxes on distributions and sale of fund shares | T. Rowe Price Retirement 2055 Fund-Advisor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.06%)
Since inception	rr_AverageAnnualReturnSinceInception	(1.62%)
Inception date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
Advisor Class | T. Rowe Price Retirement 2055 Fund | Dow Jones Target 2050 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.00%)	[2]
Since inception	rr_AverageAnnualReturnSinceInception	(2.08%)	[2]
Advisor Class | T. Rowe Price Retirement 2055 Fund | Combined Index Portfolio (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.46%)	[3]
Since inception	rr_AverageAnnualReturnSinceInception	(1.64%)	[3]

[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Effective November 1, 2012, the S&P Target Date 2055+ Index will replace the Dow Jones Target 2050 Index as the fund's primary benchmark. The S&P Target Date 2055+ Index is more representative of the fund's investment program and asset allocation strategies.
[3]	Combined Index Portfolio is an unmanaged portfolio composed of 90.00% stocks (64.35% Russell 3000 Index, 25.65% MSCI All Country World ex USA), 10.00% bonds (Barclays U.S. Aggregate Bond Index). The percentages will vary over time and the indices may vary over time.

Advisor Class | T. Rowe Price Retirement Income Fund
SUMMARY T. Rowe Price Retirement Income Fund
Investment Objective
The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund’s Advisor Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Advisor Class T. Rowe Price Retirement Income Fund T. Rowe Price Retirement Income Fund-Advisor Class
Management fees	[1]	none
Distribution and service (12b-1) fees	[1]	0.25%
Other expenses	[1]	none
Acquired fund fees and expenses	[1]	0.57%
Total annual fund operating expenses	[1]	0.82%
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
Advisor Class T. Rowe Price Retirement Income Fund T. Rowe Price Retirement Income Fund-Advisor Class	84	262	455	1,014

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 20.7% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund is intended for retired investors who seek income and relative stability from bonds along with some capital appreciation potential from stocks. The fund’s “neutral allocations,” which are what T. Rowe Price considers broadly appropriate for investors during their retirement years, are 40% stock funds and 60% bond funds.

These allocations are intended to reflect the need for reduced market risks, lower portfolio volatility, and an income stream throughout retirement. Although the fund is designed for investors already in retirement, you should be aware that it does not decrease its equity holdings and become increasingly conservative over time. As such, you may want to consider a more conservative or more aggressive approach depending on your age and specific stage of retirement. The fund is designed to be part of an investor’s overall retirement strategy, but is not intended as a complete solution to an investor’s retirement needs. While the overall asset mix generally remains consistent over time, tactical decisions may be made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the fund’s neutral allocations. The target allocations and actual allocations may differ. The fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

Income Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	40.00%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	20.47% 0.00 0.00
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	1.60 1.60
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	0.98 0.97 0.98
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	3.23 3.23 3.23
		International Emerging Market Stocks	Emerging Markets Stock	1.71
		Inflation Focused Stocks	Real Assets	2.00
Bonds	60.00	Domestic Investment-Grade Bonds	New Income	21.00
		Domestic High Yield Bonds	High Yield	3.00
		International Bonds	Emerging Markets Bond International Bond	3.00 3.00
		Inflation Focused Bonds	Inflation Focused Bond	30.00

Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund’s risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market. However, the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund’s share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund’s price or yield.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing risk This is the risk that the fund’s investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Performance
The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Retirement Income Fund–Advisor Class Calendar Year Returns

	Quarter Ended	Total Return
Best Quarter	6/30/09	11.35%
Worst Quarter	12/31/08	-10.13%
The fund’s return for the six months ended 6/30/12 was 4.62%.
In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Average Annual Total Returns Periods ended December 31, 2011
Average Annual Total Returns Advisor Class T. Rowe Price Retirement Income Fund		1 Year	5 Years	Since inception	Inception date
T. Rowe Price Retirement Income Fund-Advisor Class		1.10%	3.12%	4.98%	Oct 31, 2003
T. Rowe Price Retirement Income Fund-Advisor Class Returns after taxes on distributions		0.40%	2.11%	3.97%	Oct 31, 2003
T. Rowe Price Retirement Income Fund-Advisor Class Returns after taxes on distributions and sale of fund shares		0.87%	2.13%	3.76%	Oct 31, 2003
Dow Jones Moderately Conservative Portfolio Index (reflects no deduction for fees, expenses, or taxes)	[1]	2.82%	4.06%	5.85%
Combined Index Portfolio (reflects no deduction for fees, expenses, or taxes)	[2]	1.81%	2.57%	4.55%
[1]	Effective November 1, 2012, the S&P Target Date Retirement Income Index will replace the Dow Jones Moderately Conservative Portfolio Index as the fund's primary benchmark. The S&P Target Date Retirement Income Index is more representative of the fund's investment program and asset allocation strategies.
[2]	Combined Index Portfolio is an unmanaged portfolio composed of 40.00% stocks (28.60% Russell 3000 Index, 11.40% MSCI All Country World Index ex USA), and 60.00% bonds (30.00% Barclays U.S. Aggregate Bond Index, 30.00% Barclays U.S. 1-5 Year Treasury TIPS Index). The percentages will vary over time and the indices may vary over time.

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Retirement Funds, Inc.
Prospectus Date	rr_ProspectusDate	Oct 1, 2012
Advisor Class | T. Rowe Price Retirement Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY T. Rowe Price Retirement Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Fees and Expenses of the Fund’s Advisor Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 20.7% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.70%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund is intended for retired investors who seek income and relative stability from bonds along with some capital appreciation potential from stocks. The fund’s “neutral allocations,” which are what T. Rowe Price considers broadly appropriate for investors during their retirement years, are 40% stock funds and 60% bond funds.

These allocations are intended to reflect the need for reduced market risks, lower portfolio volatility, and an income stream throughout retirement. Although the fund is designed for investors already in retirement, you should be aware that it does not decrease its equity holdings and become increasingly conservative over time. As such, you may want to consider a more conservative or more aggressive approach depending on your age and specific stage of retirement. The fund is designed to be part of an investor’s overall retirement strategy, but is not intended as a complete solution to an investor’s retirement needs. While the overall asset mix generally remains consistent over time, tactical decisions may be made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the fund’s neutral allocations. The target allocations and actual allocations may differ. The fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

Income Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	40.00%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	20.47% 0.00 0.00
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	1.60 1.60
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	0.98 0.97 0.98
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	3.23 3.23 3.23
		International Emerging Market Stocks	Emerging Markets Stock	1.71
		Inflation Focused Stocks	Real Assets	2.00
Bonds	60.00	Domestic Investment-Grade Bonds	New Income	21.00
		Domestic High Yield Bonds	High Yield	3.00
		International Bonds	Emerging Markets Bond International Bond	3.00 3.00
		Inflation Focused Bonds	Inflation Focused Bond	30.00

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund’s risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market. However, the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund’s share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund’s price or yield.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

		Foreign investing risk This is the risk that the fund’s investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

		The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-638-8790
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Retirement Income Fund–Advisor Class Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter	6/30/09	11.35%
Worst Quarter	12/31/08	-10.13%
		The fund’s return for the six months ended 6/30/12 was 4.62%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2011
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective November 1, 2012, the S&P Target Date Retirement Income Index will replace the Dow Jones Moderately Conservative Portfolio Index as the fund’s primary benchmark. The S&P Target Date Retirement Income Index is more representative of the fund’s investment program and asset allocation strategies.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790.
Advisor Class | T. Rowe Price Retirement Income Fund | T. Rowe Price Retirement Income Fund-Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other expenses	rr_OtherExpensesOverAssets	none	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.57%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.82%	[1]
1 year	rr_ExpenseExampleYear01	84
3 years	rr_ExpenseExampleYear03	262
5 years	rr_ExpenseExampleYear05	455
10 years	rr_ExpenseExampleYear10	1,014
2004	rr_AnnualReturn2004	7.39%
2005	rr_AnnualReturn2005	4.62%
2006	rr_AnnualReturn2006	9.72%
2007	rr_AnnualReturn2007	5.84%
2008	rr_AnnualReturn2008	(18.58%)
2009	rr_AnnualReturn2009	21.87%
2010	rr_AnnualReturn2010	9.82%
2011	rr_AnnualReturn2011	1.10%
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund’s return for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.62%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.13%)
1 Year	rr_AverageAnnualReturnYear01	1.10%
5 Years	rr_AverageAnnualReturnYear05	3.12%
Since inception	rr_AverageAnnualReturnSinceInception	4.98%
Inception date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
Advisor Class | T. Rowe Price Retirement Income Fund | Returns after taxes on distributions | T. Rowe Price Retirement Income Fund-Advisor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.40%
5 Years	rr_AverageAnnualReturnYear05	2.11%
Since inception	rr_AverageAnnualReturnSinceInception	3.97%
Inception date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
Advisor Class | T. Rowe Price Retirement Income Fund | Returns after taxes on distributions and sale of fund shares | T. Rowe Price Retirement Income Fund-Advisor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.87%
5 Years	rr_AverageAnnualReturnYear05	2.13%
Since inception	rr_AverageAnnualReturnSinceInception	3.76%
Inception date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
Advisor Class | T. Rowe Price Retirement Income Fund | Dow Jones Moderately Conservative Portfolio Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.82%	[2]
5 Years	rr_AverageAnnualReturnYear05	4.06%	[2]
Since inception	rr_AverageAnnualReturnSinceInception	5.85%	[2]
Advisor Class | T. Rowe Price Retirement Income Fund | Combined Index Portfolio (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.81%	[3]
5 Years	rr_AverageAnnualReturnYear05	2.57%	[3]
Since inception	rr_AverageAnnualReturnSinceInception	4.55%	[3]

[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Effective November 1, 2012, the S&P Target Date Retirement Income Index will replace the Dow Jones Moderately Conservative Portfolio Index as the fund's primary benchmark. The S&P Target Date Retirement Income Index is more representative of the fund's investment program and asset allocation strategies.
[3]	Combined Index Portfolio is an unmanaged portfolio composed of 40.00% stocks (28.60% Russell 3000 Index, 11.40% MSCI All Country World Index ex USA), and 60.00% bonds (30.00% Barclays U.S. Aggregate Bond Index, 30.00% Barclays U.S. 1-5 Year Treasury TIPS Index). The percentages will vary over time and the indices may vary over time.

R Class | T. Rowe Price Retirement 2005 Fund
SUMMARY T. Rowe Price Retirement 2005 Fund
Investment Objective
The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund’s R Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		R Class T. Rowe Price Retirement 2005 Fund T. Rowe Price Retirement 2005 Fund-R Class
Management fees	[1]	none
Distribution and service (12b-1) fees	[1]	0.50%
Other expenses	[1]	none
Acquired fund fees and expenses	[1]	0.59%
Total annual fund operating expenses	[1]	1.09%
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
R Class T. Rowe Price Retirement 2005 Fund T. Rowe Price Retirement 2005 Fund-R Class	111	347	601	1,329

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 25.2% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund’s allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire on or near the target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund’s potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund’s allocation to stocks is anticipated to be approximately 55% of its assets. The fund’s exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as “neutral” allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of October 1, 2012. The target allocations and actual allocations may differ. The fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.
2005 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	43.00%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	22.01% 0.00 0.00
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	1.72 1.72
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	1.05 1.05 1.05
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	3.47 3.47 3.47
		International Emerging Market Stocks	Emerging Markets Stock	1.84
		Inflation Focused Stocks	Real Assets	2.15
Bonds	57.00	Domestic Investment-Grade Bonds	New Income	28.70
		Domestic High Yield Bonds	High Yield	4.10
		International Bonds	Emerging Markets Bond International Bond	4.10 4.10
		Inflation Focused Bonds	Inflation Focused Bond	16.00

Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund’s risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund’s overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund’s share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund’s price or yield.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing risk This is the risk that the fund’s investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Performance
The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Retirement 2005 Fund–R Class Calendar Year Returns

	Quarter Ended	Total Return
Best Quarter	6/30/09	12.83%
Worst Quarter	12/31/08	-12.07%
The fund’s return for the six months ended 6/30/12 was 5.01%.
In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Average Annual Total Returns Periods ended December 31, 2011
Average Annual Total Returns R Class T. Rowe Price Retirement 2005 Fund		1 Year	Since inception	Inception date
T. Rowe Price Retirement 2005 Fund-R Class		0.90%	1.62%	May 31, 2007
T. Rowe Price Retirement 2005 Fund-R Class Returns after taxes on distributions		0.23%	0.63%	May 31, 2007
T. Rowe Price Retirement 2005 Fund-R Class Returns after taxes on distributions and sale of fund shares		0.72%	0.89%	May 31, 2007
Dow Jones Target 2005 Index (reflects no deduction for fees, expenses, or taxes)	[1]	5.15%	5.19%
Combined Index Portfolio (reflects no deduction for fees, expenses, or taxes)	[2]	2.38%	1.67%
[1]	Effective November 1, 2012, the S&P Target Date 2005 Index will replace the Dow Jones Target 2005 Index as the fund's primary benchmark. The S&P Target Date 2005 Index is more representative of the fund's investment program and asset allocation strategies.
[2]	Combined Index Portfolio is an unmanaged portfolio composed of 43.50% stocks (31.10% Russell 3000 Index, 12.40% MSCI All Country World Index ex USA), and 56.50% bonds (41.00% Barclays U.S. Aggregate Bond Index, 15.50% Barclays U.S. 1-5 Year Treasury TIPS Index). The percentages will vary over time and the indices may vary over time.

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Retirement Funds, Inc.
Prospectus Date	rr_ProspectusDate	Oct 1, 2012
R Class | T. Rowe Price Retirement 2005 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY T. Rowe Price Retirement 2005 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Fees and Expenses of the Fund’s R Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 25.2% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.20%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund’s allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire on or near the target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund’s potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund’s allocation to stocks is anticipated to be approximately 55% of its assets. The fund’s exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as “neutral” allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of October 1, 2012. The target allocations and actual allocations may differ. The fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.
2005 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	43.00%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	22.01% 0.00 0.00
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	1.72 1.72
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	1.05 1.05 1.05
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	3.47 3.47 3.47
		International Emerging Market Stocks	Emerging Markets Stock	1.84
		Inflation Focused Stocks	Real Assets	2.15
Bonds	57.00	Domestic Investment-Grade Bonds	New Income	28.70
		Domestic High Yield Bonds	High Yield	4.10
		International Bonds	Emerging Markets Bond International Bond	4.10 4.10
		Inflation Focused Bonds	Inflation Focused Bond	16.00

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund’s risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund’s overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund’s share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund’s price or yield.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

		Foreign investing risk This is the risk that the fund’s investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

		The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-638-8790
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Retirement 2005 Fund–R Class Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter	6/30/09	12.83%
Worst Quarter	12/31/08	-12.07%
		The fund’s return for the six months ended 6/30/12 was 5.01%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2011
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective November 1, 2012, the S&P Target Date 2005 Index will replace the Dow Jones Target 2005 Index as the fund’s primary benchmark. The S&P Target Date 2005 Index is more representative of the fund’s investment program and asset allocation strategies.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790.
R Class | T. Rowe Price Retirement 2005 Fund | T. Rowe Price Retirement 2005 Fund-R Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Other expenses	rr_OtherExpensesOverAssets	none	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.09%	[1]
1 year	rr_ExpenseExampleYear01	111
3 years	rr_ExpenseExampleYear03	347
5 years	rr_ExpenseExampleYear05	601
10 years	rr_ExpenseExampleYear10	1,329
2008	rr_AnnualReturn2008	(22.59%)
2009	rr_AnnualReturn2009	23.91%
2010	rr_AnnualReturn2010	11.03%
2011	rr_AnnualReturn2011	0.90%
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund's return for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.07%)
1 Year	rr_AverageAnnualReturnYear01	0.90%
Since inception	rr_AverageAnnualReturnSinceInception	1.62%
Inception date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
R Class | T. Rowe Price Retirement 2005 Fund | Returns after taxes on distributions | T. Rowe Price Retirement 2005 Fund-R Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.23%
Since inception	rr_AverageAnnualReturnSinceInception	0.63%
Inception date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
R Class | T. Rowe Price Retirement 2005 Fund | Returns after taxes on distributions and sale of fund shares | T. Rowe Price Retirement 2005 Fund-R Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.72%
Since inception	rr_AverageAnnualReturnSinceInception	0.89%
Inception date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
R Class | T. Rowe Price Retirement 2005 Fund | Dow Jones Target 2005 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.15%	[2]
Since inception	rr_AverageAnnualReturnSinceInception	5.19%	[2]
R Class | T. Rowe Price Retirement 2005 Fund | Combined Index Portfolio (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.38%	[3]
Since inception	rr_AverageAnnualReturnSinceInception	1.67%	[3]

[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Effective November 1, 2012, the S&P Target Date 2005 Index will replace the Dow Jones Target 2005 Index as the fund's primary benchmark. The S&P Target Date 2005 Index is more representative of the fund's investment program and asset allocation strategies.
[3]	Combined Index Portfolio is an unmanaged portfolio composed of 43.50% stocks (31.10% Russell 3000 Index, 12.40% MSCI All Country World Index ex USA), and 56.50% bonds (41.00% Barclays U.S. Aggregate Bond Index, 15.50% Barclays U.S. 1-5 Year Treasury TIPS Index). The percentages will vary over time and the indices may vary over time.

R Class | T. Rowe Price Retirement 2010 Fund
SUMMARY T. Rowe Price Retirement 2010 Fund
Investment Objective
The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund’s R Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		R Class T. Rowe Price Retirement 2010 Fund T. Rowe Price Retirement 2010 Fund-R Class
Management fees	[1]	none
Distribution and service (12b-1) fees	[1]	0.50%
Other expenses	[1]	none
Acquired fund fees and expenses	[1]	0.61%
Total annual fund operating expenses	[1]	1.11%
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
R Class T. Rowe Price Retirement 2010 Fund T. Rowe Price Retirement 2010 Fund-R Class	113	353	612	1,352

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 23.3% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund’s allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire on or near the target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund’s potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund’s allocation to stocks is anticipated to be approximately 55% of its assets. The fund’s exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as “neutral” allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of October 1, 2012. The target allocations and actual allocations may differ. The fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

2010 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	50.50%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	24.12% 0.87 0.87
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	2.02 2.02
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	1.23 1.23 1.23
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	4.08 4.08 4.07
		International Emerging Market Stocks	Emerging Markets Stock	2.16
		Inflation Focused Stocks	Real Assets	2.52
Bonds	49.50	Domestic Investment-Grade Bonds	New Income	25.90
		Domestic High Yield Bonds	High Yield	3.70
		International Bonds	Emerging Markets Bond International Bond	3.70 3.70
		Inflation Focused Bonds	Inflation Focused Bond	12.50

Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund’s risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund’s overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund’s share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund’s price or yield.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing risk This is the risk that the fund’s investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Performance
The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Retirement 2010 Fund–R Class Calendar Year Returns

	Quarter Ended	Total Return
Best Quarter	6/30/09	14.73%
Worst Quarter	12/31/08	-14.89%
The fund’s return for the six months ended 6/30/12 was 5.57%.
In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Average Annual Total Returns Periods ended December 31, 2011
Average Annual Total Returns R Class T. Rowe Price Retirement 2010 Fund		1 Year	5 Years	Since inception	Inception date
T. Rowe Price Retirement 2010 Fund-R Class		0.02%	2.02%	5.32%	Oct 31, 2003
T. Rowe Price Retirement 2010 Fund-R Class Returns after taxes on distributions		(0.58%)	1.21%	4.56%	Oct 31, 2003
T. Rowe Price Retirement 2010 Fund-R Class Returns after taxes on distributions and sale of fund shares		0.15%	1.34%	4.27%	Oct 31, 2003
Dow Jones Target 2010 Index (reflects no deduction for fees, expenses, or taxes)	[1]	4.49%	4.68%	6.17%
Combined Index Portfolio (reflects no deduction for fees, expenses, or taxes)	[2]	1.80%	2.17%	5.34%
[1]	Effective November 1, 2012, the Dow Jones Target 2010 Index will replace the Dow Jones Target 2010 Index as the fund's primary benchmark. The Dow Jones Target 2010 Index is more representative of the fund's investment program and asset allocation strategies.
[2]	Combined Index Portfolio is an unmanaged portfolio composed of 51.50% stocks (36.82% Russell 3000 Index, 14.68% MSCI All Country World Index ex USA), and 48.50% bonds (36.50% Barclays U.S. Aggregate Bond Index, 12.00% Barclays U.S. 1-5 Year Treasury TIPS Index). The percentages will vary over time and the indices may vary over time.

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Retirement Funds, Inc.
Prospectus Date	rr_ProspectusDate	Oct 1, 2012
R Class | T. Rowe Price Retirement 2010 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY T. Rowe Price Retirement 2010 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Fees and Expenses of the Fund’s R Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 23.3% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.30%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund’s allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire on or near the target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund’s potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund’s allocation to stocks is anticipated to be approximately 55% of its assets. The fund’s exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as “neutral” allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of October 1, 2012. The target allocations and actual allocations may differ. The fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

2010 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	50.50%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	24.12% 0.87 0.87
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	2.02 2.02
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	1.23 1.23 1.23
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	4.08 4.08 4.07
		International Emerging Market Stocks	Emerging Markets Stock	2.16
		Inflation Focused Stocks	Real Assets	2.52
Bonds	49.50	Domestic Investment-Grade Bonds	New Income	25.90
		Domestic High Yield Bonds	High Yield	3.70
		International Bonds	Emerging Markets Bond International Bond	3.70 3.70
		Inflation Focused Bonds	Inflation Focused Bond	12.50

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund’s risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund’s overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund’s share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund’s price or yield.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

		Foreign investing risk This is the risk that the fund’s investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

		The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-638-8790
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Retirement 2010 Fund–R Class Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter	6/30/09	14.73%
Worst Quarter	12/31/08	-14.89%
		The fund’s return for the six months ended 6/30/12 was 5.57%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2011
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective November 1, 2012, the Dow Jones Target 2010 Index will replace the Dow Jones Target 2010 Index as the fund’s primary benchmark. The Dow Jones Target 2010 Index is more representative of the fund’s investment program and asset allocation strategies.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790.
R Class | T. Rowe Price Retirement 2010 Fund | T. Rowe Price Retirement 2010 Fund-R Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Other expenses	rr_OtherExpensesOverAssets	none	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.61%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.11%	[1]
1 year	rr_ExpenseExampleYear01	113
3 years	rr_ExpenseExampleYear03	353
5 years	rr_ExpenseExampleYear05	612
10 years	rr_ExpenseExampleYear10	1,352
2004	rr_AnnualReturn2004	10.65%
2005	rr_AnnualReturn2005	5.77%
2006	rr_AnnualReturn2006	12.35%
2007	rr_AnnualReturn2007	6.05%
2008	rr_AnnualReturn2008	(27.06%)
2009	rr_AnnualReturn2009	27.36%
2010	rr_AnnualReturn2010	12.15%
2011	rr_AnnualReturn2011	0.02%
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund’s return for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.57%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.89%)
1 Year	rr_AverageAnnualReturnYear01	0.02%
5 Years	rr_AverageAnnualReturnYear05	2.02%
Since inception	rr_AverageAnnualReturnSinceInception	5.32%
Inception date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
R Class | T. Rowe Price Retirement 2010 Fund | Returns after taxes on distributions | T. Rowe Price Retirement 2010 Fund-R Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.58%)
5 Years	rr_AverageAnnualReturnYear05	1.21%
Since inception	rr_AverageAnnualReturnSinceInception	4.56%
Inception date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
R Class | T. Rowe Price Retirement 2010 Fund | Returns after taxes on distributions and sale of fund shares | T. Rowe Price Retirement 2010 Fund-R Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.15%
5 Years	rr_AverageAnnualReturnYear05	1.34%
Since inception	rr_AverageAnnualReturnSinceInception	4.27%
Inception date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
R Class | T. Rowe Price Retirement 2010 Fund | Dow Jones Target 2010 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.49%	[2]
5 Years	rr_AverageAnnualReturnYear05	4.68%	[2]
Since inception	rr_AverageAnnualReturnSinceInception	6.17%	[2]
R Class | T. Rowe Price Retirement 2010 Fund | Combined Index Portfolio (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.80%	[3]
5 Years	rr_AverageAnnualReturnYear05	2.17%	[3]
Since inception	rr_AverageAnnualReturnSinceInception	5.34%	[3]

[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Effective November 1, 2012, the Dow Jones Target 2010 Index will replace the Dow Jones Target 2010 Index as the fund's primary benchmark. The Dow Jones Target 2010 Index is more representative of the fund's investment program and asset allocation strategies.
[3]	Combined Index Portfolio is an unmanaged portfolio composed of 51.50% stocks (36.82% Russell 3000 Index, 14.68% MSCI All Country World Index ex USA), and 48.50% bonds (36.50% Barclays U.S. Aggregate Bond Index, 12.00% Barclays U.S. 1-5 Year Treasury TIPS Index). The percentages will vary over time and the indices may vary over time.

R Class | T. Rowe Price Retirement 2015 Fund
SUMMARY T. Rowe Price Retirement 2015 Fund
Investment Objective
The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund's R Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		R Class T. Rowe Price Retirement 2015 Fund T. Rowe Price Retirement 2015 Fund-R Class
Management fees	[1]	none
Distribution and service (12b-1) fees	[1]	0.50%
Other expenses	[1]	none
Acquired fund fees and expenses	[1]	0.66%
Total annual fund operating expenses	[1]	1.16%
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
R Class T. Rowe Price Retirement 2015 Fund T. Rowe Price Retirement 2015 Fund-R Class	118	368	638	1,409

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 25.6% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund's allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire on or near the target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined "glide path" shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund's asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund's potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund's allocation to stocks is anticipated to be approximately 55% of its assets. The fund's exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as "neutral" allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of October 1, 2012. The target allocations and actual allocations may differ. The fund's shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.
2015 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	60.50%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	20.23% 5.38 5.38
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	2.41 2.41
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	1.48 1.47 1.48
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	4.88 4.88 4.89
		International Emerging Market Stocks	Emerging Markets Stock	2.59
		Inflation Focused Stocks	Real Assets	3.02
Bonds	39.50	Domestic Investment-Grade Bonds	New Income	22.40
		Domestic High Yield Bonds	High Yield	3.20
		International Bonds	Emerging Markets Bond International Bond	3.20 3.20
		Inflation Focused Bonds	Inflation Focused Bond	7.50

Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund’s risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund’s overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund’s share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund’s price or yield.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing risk This is the risk that the fund’s investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Performance
The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Retirement 2015 Fund–R Class Calendar Year Returns

	Quarter Ended	Total Return
Best Quarter	6/30/09	16.33%
Worst Quarter	12/31/08	-17.19%
The fund’s return for the six months ended 6/30/12 was 6.09%.
In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Average Annual Total Returns Periods ended December 31, 2011
Average Annual Total Returns R Class T. Rowe Price Retirement 2015 Fund		1 Year	Since inception	Inception date
T. Rowe Price Retirement 2015 Fund-R Class		(0.75%)	0.17%	May 31, 2007
T. Rowe Price Retirement 2015 Fund-R Class Returns after taxes on distributions		(1.25%)	(0.63%)	May 31, 2007
T. Rowe Price Retirement 2015 Fund-R Class Returns after taxes on distributions and sale of fund shares		(0.34%)	(0.21%)	May 31, 2007
Dow Jones Target 2015 Index (reflects no deduction for fees, expenses, or taxes)	[1]	3.42%	3.21%
Combined Index Portfolio (reflects no deduction for fees, expenses, or taxes)	[2]	1.11%	0.40%
[1]	Effective November 1, 2012, the S&P Target Date 2015 Index will replace the Dow Jones Target 2015 Index as the fund's primary benchmark. The S&P Target Date 2015 Index is more representative of the fund's investment program and asset allocation strategies.
[2]	Combined Index Portfolio is an unmanaged portfolio composed of 61.50% stocks (43.97% Russell 3000 Index, 17.53% MSCI All Country World Index ex USA), and 38.50% bonds (31.50% Barclays U.S. Aggregate Bond Index, 7.00% Barclays U.S. 1-5 Year Treasury TIPS Index). The percentages will vary over time and the indices may vary over time.

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Retirement Funds, Inc.
Prospectus Date	rr_ProspectusDate	Oct 1, 2012
R Class | T. Rowe Price Retirement 2015 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY T. Rowe Price Retirement 2015 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Fees and Expenses of the Fund's R Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 25.6% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.60%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund's allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire on or near the target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined "glide path" shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund's asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund's potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund's allocation to stocks is anticipated to be approximately 55% of its assets. The fund's exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as "neutral" allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of October 1, 2012. The target allocations and actual allocations may differ. The fund's shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.
2015 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	60.50%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	20.23% 5.38 5.38
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	2.41 2.41
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	1.48 1.47 1.48
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	4.88 4.88 4.89
		International Emerging Market Stocks	Emerging Markets Stock	2.59
		Inflation Focused Stocks	Real Assets	3.02
Bonds	39.50	Domestic Investment-Grade Bonds	New Income	22.40
		Domestic High Yield Bonds	High Yield	3.20
		International Bonds	Emerging Markets Bond International Bond	3.20 3.20
		Inflation Focused Bonds	Inflation Focused Bond	7.50

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund’s risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund’s overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund’s share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund’s price or yield.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

		Foreign investing risk This is the risk that the fund’s investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

		The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-638-8790
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Retirement 2015 Fund–R Class Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter	6/30/09	16.33%
Worst Quarter	12/31/08	-17.19%
		The fund’s return for the six months ended 6/30/12 was 6.09%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2011
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective November 1, 2012, the S&P Target Date 2015 Index will replace the Dow Jones Target 2015 Index as the fund’s primary benchmark. The S&P Target Date 2015 Index is more representative of the fund’s investment program and asset allocation strategies.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790.
R Class | T. Rowe Price Retirement 2015 Fund | T. Rowe Price Retirement 2015 Fund-R Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Other expenses	rr_OtherExpensesOverAssets	none	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.66%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.16%	[1]
1 year	rr_ExpenseExampleYear01	118
3 years	rr_ExpenseExampleYear03	368
5 years	rr_ExpenseExampleYear05	638
10 years	rr_ExpenseExampleYear10	1,409
2008	rr_AnnualReturn2008	(30.56%)
2009	rr_AnnualReturn2009	30.74%
2010	rr_AnnualReturn2010	13.19%
2011	rr_AnnualReturn2011	(0.75%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund’s return for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.09%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.19%)
1 Year	rr_AverageAnnualReturnYear01	(0.75%)
Since inception	rr_AverageAnnualReturnSinceInception	0.17%
Inception date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
R Class | T. Rowe Price Retirement 2015 Fund | Returns after taxes on distributions | T. Rowe Price Retirement 2015 Fund-R Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.25%)
Since inception	rr_AverageAnnualReturnSinceInception	(0.63%)
Inception date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
R Class | T. Rowe Price Retirement 2015 Fund | Returns after taxes on distributions and sale of fund shares | T. Rowe Price Retirement 2015 Fund-R Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.34%)
Since inception	rr_AverageAnnualReturnSinceInception	(0.21%)
Inception date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
R Class | T. Rowe Price Retirement 2015 Fund | Dow Jones Target 2015 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.42%	[2]
Since inception	rr_AverageAnnualReturnSinceInception	3.21%	[2]
R Class | T. Rowe Price Retirement 2015 Fund | Combined Index Portfolio (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.11%	[3]
Since inception	rr_AverageAnnualReturnSinceInception	0.40%	[3]

[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Effective November 1, 2012, the S&P Target Date 2015 Index will replace the Dow Jones Target 2015 Index as the fund's primary benchmark. The S&P Target Date 2015 Index is more representative of the fund's investment program and asset allocation strategies.
[3]	Combined Index Portfolio is an unmanaged portfolio composed of 61.50% stocks (43.97% Russell 3000 Index, 17.53% MSCI All Country World Index ex USA), and 38.50% bonds (31.50% Barclays U.S. Aggregate Bond Index, 7.00% Barclays U.S. 1-5 Year Treasury TIPS Index). The percentages will vary over time and the indices may vary over time.

R Class | T.Rowe Price Retirement 2020 Fund
SUMMARY T. Rowe Price Retirement 2020 Fund
Investment Objective
The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund’s R Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		R Class T.Rowe Price Retirement 2020 Fund T. Rowe Price Retirement 2020 Fund-R Class
Management fees	[1]	none
Distribution and service (12b-1) fees	[1]	0.50%
Other expenses	[1]	none
Acquired fund fees and expenses	[1]	0.70%
Total annual fund operating expenses	[1]	1.20%
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
R Class T.Rowe Price Retirement 2020 Fund T. Rowe Price Retirement 2020 Fund-R Class	122	381	660	1,455

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 22.4% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund’s allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire on or near the target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund’s potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund’s allocation to stocks is anticipated to be approximately 55% of its assets. The fund’s exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as “neutral” allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of October 1, 2012. The target allocations and actual allocations may differ. The fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

2020 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	68.50%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	16.53% 9.28 9.28
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	2.73 2.73
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	1.67 1.67 1.67
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	5.53 5.53 5.53
		International Emerging Market Stocks	Emerging Markets Stock	2.93
		Inflation Focused Stocks	Real Assets	3.42
Bonds	31.50	Domestic Investment-Grade Bonds	New Income	19.25
		Domestic High Yield Bonds	High Yield	2.75
		International Bonds	Emerging Markets Bond International Bond	2.75 2.75
		Inflation Focused Bonds	Inflation Focused Bond	4.00

Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund’s risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund’s overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund’s share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund’s price or yield.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing risk This is the risk that the fund’s investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Performance
The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Retirement 2020 Fund–R Class Calendar Year Returns

	Quarter Ended	Total Return
Best Quarter	6/30/09	17.82%
Worst Quarter	12/31/08	-19.32%
The fund’s return for the six months ended 6/30/12 was 6.68%.
In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Average Annual Total Returns Periods ended December 31, 2011
Average Annual Total Returns R Class T.Rowe Price Retirement 2020 Fund		1 Year	5 Years	Since inception	Inception date
T. Rowe Price Retirement 2020 Fund-R Class		(1.71%)	1.05%	5.32%	Oct 31, 2003
T. Rowe Price Retirement 2020 Fund-R Class Returns after taxes on distributions		(2.11%)	0.42%	4.70%	Oct 31, 2003
T. Rowe Price Retirement 2020 Fund-R Class Returns after taxes on distributions and sale of fund shares		(0.95%)	0.65%	4.38%	Oct 31, 2003
Dow Jones Target 2020 Index (reflects no deduction for fees, expenses, or taxes)	[1]	2.01%	3.10%	6.59%
Combined Index Portfolio (reflects no deduction for fees, expenses, or taxes)	[2]	0.47%	1.23%	5.27%
[1]	Effective November 1, 2012, the S&P Target Date 2020 Index will replace the Dow Jones Target 2020 Index as the fund's primary benchmark. The S&P Target Date 2020 Index is more representative of the fund's investment program and asset allocation strategies.
[2]	Combined Index Portfolio is an unmanaged portfolio composed of 69.50% stocks (49.69% Russell 3000 Index, 19.81% MSCI All Country World Index ex USA), and 30.50% bonds (27.00% Barclays U.S. Aggregate Bond Index, 3.50% Barclays U.S. 1-5 Year Treasury TIPS Index). The percentages will vary over time and the indices may vary over time.

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Retirement Funds, Inc.
Prospectus Date	rr_ProspectusDate	Oct 1, 2012
R Class | T.Rowe Price Retirement 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY T. Rowe Price Retirement 2020 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Fees and Expenses of the Fund’s R Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 22.4% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.40%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund’s allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire on or near the target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund’s potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund’s allocation to stocks is anticipated to be approximately 55% of its assets. The fund’s exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as “neutral” allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of October 1, 2012. The target allocations and actual allocations may differ. The fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

2020 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	68.50%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	16.53% 9.28 9.28
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	2.73 2.73
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	1.67 1.67 1.67
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	5.53 5.53 5.53
		International Emerging Market Stocks	Emerging Markets Stock	2.93
		Inflation Focused Stocks	Real Assets	3.42
Bonds	31.50	Domestic Investment-Grade Bonds	New Income	19.25
		Domestic High Yield Bonds	High Yield	2.75
		International Bonds	Emerging Markets Bond International Bond	2.75 2.75
		Inflation Focused Bonds	Inflation Focused Bond	4.00

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund’s risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund’s overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund’s share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund’s price or yield.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

		Foreign investing risk This is the risk that the fund’s investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

		The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-638-8790
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Retirement 2020 Fund–R Class Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter	6/30/09	17.82%
Worst Quarter	12/31/08	-19.32%
		The fund’s return for the six months ended 6/30/12 was 6.68%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2011
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective November 1, 2012, the S&P Target Date 2020 Index will replace the Dow Jones Target 2020 Index as the fund’s primary benchmark. The S&P Target Date 2020 Index is more representative of the fund’s investment program and asset allocation strategies.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790.
R Class | T.Rowe Price Retirement 2020 Fund | T. Rowe Price Retirement 2020 Fund-R Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Other expenses	rr_OtherExpensesOverAssets	none	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.70%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.20%	[1]
1 year	rr_ExpenseExampleYear01	122
3 years	rr_ExpenseExampleYear03	381
5 years	rr_ExpenseExampleYear05	660
10 years	rr_ExpenseExampleYear10	1,455
2004	rr_AnnualReturn2004	12.37%
2005	rr_AnnualReturn2005	6.65%
2006	rr_AnnualReturn2006	14.02%
2007	rr_AnnualReturn2007	6.25%
2008	rr_AnnualReturn2008	(33.77%)
2009	rr_AnnualReturn2009	33.41%
2010	rr_AnnualReturn2010	14.20%
2011	rr_AnnualReturn2011	(1.71%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund’s return for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.68%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.32%)
1 Year	rr_AverageAnnualReturnYear01	(1.71%)
5 Years	rr_AverageAnnualReturnYear05	1.05%
Since inception	rr_AverageAnnualReturnSinceInception	5.32%
Inception date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
R Class | T.Rowe Price Retirement 2020 Fund | Returns after taxes on distributions | T. Rowe Price Retirement 2020 Fund-R Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.11%)
5 Years	rr_AverageAnnualReturnYear05	0.42%
Since inception	rr_AverageAnnualReturnSinceInception	4.70%
Inception date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
R Class | T.Rowe Price Retirement 2020 Fund | Returns after taxes on distributions and sale of fund shares | T. Rowe Price Retirement 2020 Fund-R Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.95%)
5 Years	rr_AverageAnnualReturnYear05	0.65%
Since inception	rr_AverageAnnualReturnSinceInception	4.38%
Inception date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
R Class | T.Rowe Price Retirement 2020 Fund | Dow Jones Target 2020 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.01%	[2]
5 Years	rr_AverageAnnualReturnYear05	3.10%	[2]
Since inception	rr_AverageAnnualReturnSinceInception	6.59%	[2]
R Class | T.Rowe Price Retirement 2020 Fund | Combined Index Portfolio (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.47%	[3]
5 Years	rr_AverageAnnualReturnYear05	1.23%	[3]
Since inception	rr_AverageAnnualReturnSinceInception	5.27%	[3]

[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Effective November 1, 2012, the S&P Target Date 2020 Index will replace the Dow Jones Target 2020 Index as the fund's primary benchmark. The S&P Target Date 2020 Index is more representative of the fund's investment program and asset allocation strategies.
[3]	Combined Index Portfolio is an unmanaged portfolio composed of 69.50% stocks (49.69% Russell 3000 Index, 19.81% MSCI All Country World Index ex USA), and 30.50% bonds (27.00% Barclays U.S. Aggregate Bond Index, 3.50% Barclays U.S. 1-5 Year Treasury TIPS Index). The percentages will vary over time and the indices may vary over time.

R Class | T. Rowe Price Retirement 2025 Fund
SUMMARY T. Rowe Price Retirement 2025 Fund
Investment Objective
The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund’s R Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		R Class T. Rowe Price Retirement 2025 Fund T. Rowe Price Retirement 2025 Fund-R Class
Management fees	[1]	none
Distribution and service (12b-1) fees	[1]	0.50%
Other expenses	[1]	none
Acquired fund fees and expenses	[1]	0.73%
Total annual fund operating expenses	[1]	1.23%
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
R Class T. Rowe Price Retirement 2025 Fund T. Rowe Price Retirement 2025 Fund-R Class	125	390	676	1,489

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 26.0% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund’s allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire on or near the target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund’s potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund’s allocation to stocks is anticipated to be approximately 55% of its assets. The fund’s exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as “neutral” allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of October 1, 2012. The target allocations and actual allocations may differ. The fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

2025 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	76.50%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	13.28% 12.95 12.95
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	3.05 3.05
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	1.87 1.86 1.87
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	6.18 6.18 6.17
		International Emerging Market Stocks	Emerging Markets Stock	3.27
		Inflation Focused Stocks	Real Assets	3.82
Bonds	23.50	Domestic Investment-Grade Bonds	New Income	15.40
		Domestic High Yield Bonds	High Yield	2.20
		International Bonds	Emerging Markets Bond International Bond	2.20 2.20
		Inflation Focused Bonds	Inflation Focused Bond	1.50

Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund’s risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund’s overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund’s share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund’s price or yield.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing risk This is the risk that the fund’s investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Performance
The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Retirement 2025 Fund–R Class Calendar Year Returns

	Quarter Ended	Total Return
Best Quarter	6/30/09	19.16%
Worst Quarter	12/31/08	-21.02%
The fund’s return for the six months ended 6/30/12 was 7.06%.
In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Average Annual Total Returns Periods ended December 31, 2011
Average Annual Total Returns R Class T. Rowe Price Retirement 2025 Fund		1 Year	Since inception	Inception date
T. Rowe Price Retirement 2025 Fund-R Class		(2.58%)	(1.19%)	May 31, 2007
T. Rowe Price Retirement 2025 Fund-R Class Returns after taxes on distributions		(2.90%)	(1.83%)	May 31, 2007
T. Rowe Price Retirement 2025 Fund-R Class Returns after taxes on distributions and sale of fund shares		(1.53%)	(1.24%)	May 31, 2007
Dow Jones Target 2025 Index (reflects no deduction for fees, expenses, or taxes)	[1]	0.49%	1.03%
Combined Index Portfolio (reflects no deduction for fees, expenses, or taxes)	[2]	(0.20%)	(0.84%)
[1]	Effective November 1, 2012, the S&P Target Date 2025 Index will replace the Dow Jones Target 2025 Index as the fund's primary benchmark. The S&P Target Date 2025 Index is more representative of the fund's investment program and asset allocation strategies.
[2]	Combined Index Portfolio is an unmanaged portfolio composed of 77.00% stocks (55.05% Russell 3000 Index, 21.95% MSCI All Country World Index ex USA), and 23.00% bonds (21.50% Barclays U.S. Aggregate Bond Index, 1.50% Barclays U.S. 1-5 Year Treasury TIPS Index). The percentages will vary over time and the indices may vary over time.

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Retirement Funds, Inc.
Prospectus Date	rr_ProspectusDate	Oct 1, 2012
R Class | T. Rowe Price Retirement 2025 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY T. Rowe Price Retirement 2025 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Fees and Expenses of the Fund’s R Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 26.0% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund’s allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire on or near the target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund’s potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund’s allocation to stocks is anticipated to be approximately 55% of its assets. The fund’s exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as “neutral” allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of October 1, 2012. The target allocations and actual allocations may differ. The fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

2025 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	76.50%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	13.28% 12.95 12.95
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	3.05 3.05
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	1.87 1.86 1.87
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	6.18 6.18 6.17
		International Emerging Market Stocks	Emerging Markets Stock	3.27
		Inflation Focused Stocks	Real Assets	3.82
Bonds	23.50	Domestic Investment-Grade Bonds	New Income	15.40
		Domestic High Yield Bonds	High Yield	2.20
		International Bonds	Emerging Markets Bond International Bond	2.20 2.20
		Inflation Focused Bonds	Inflation Focused Bond	1.50

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund’s risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund’s overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund’s share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund’s price or yield.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

		Foreign investing risk This is the risk that the fund’s investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

		The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-638-8790
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Retirement 2025 Fund–R Class Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter	6/30/09	19.16%
Worst Quarter	12/31/08	-21.02%
		The fund’s return for the six months ended 6/30/12 was 7.06%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2011
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective November 1, 2012, the S&P Target Date 2025 Index will replace the Dow Jones Target 2025 Index as the fund’s primary benchmark. The S&P Target Date 2025 Index is more representative of the fund’s investment program and asset allocation strategies.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790.
R Class | T. Rowe Price Retirement 2025 Fund | T. Rowe Price Retirement 2025 Fund-R Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Other expenses	rr_OtherExpensesOverAssets	none	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.73%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.23%	[1]
1 year	rr_ExpenseExampleYear01	125
3 years	rr_ExpenseExampleYear03	390
5 years	rr_ExpenseExampleYear05	676
10 years	rr_ExpenseExampleYear10	1,489
2008	rr_AnnualReturn2008	(36.22%)
2009	rr_AnnualReturn2009	35.70%
2010	rr_AnnualReturn2010	14.90%
2011	rr_AnnualReturn2011	(2.58%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund’s return for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.06%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.02%)
1 Year	rr_AverageAnnualReturnYear01	(2.58%)
Since inception	rr_AverageAnnualReturnSinceInception	(1.19%)
Inception date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
R Class | T. Rowe Price Retirement 2025 Fund | Returns after taxes on distributions | T. Rowe Price Retirement 2025 Fund-R Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.90%)
Since inception	rr_AverageAnnualReturnSinceInception	(1.83%)
Inception date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
R Class | T. Rowe Price Retirement 2025 Fund | Returns after taxes on distributions and sale of fund shares | T. Rowe Price Retirement 2025 Fund-R Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.53%)
Since inception	rr_AverageAnnualReturnSinceInception	(1.24%)
Inception date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
R Class | T. Rowe Price Retirement 2025 Fund | Dow Jones Target 2025 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.49%	[2]
Since inception	rr_AverageAnnualReturnSinceInception	1.03%	[2]
R Class | T. Rowe Price Retirement 2025 Fund | Combined Index Portfolio (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.20%)	[3]
Since inception	rr_AverageAnnualReturnSinceInception	(0.84%)	[3]

[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Effective November 1, 2012, the S&P Target Date 2025 Index will replace the Dow Jones Target 2025 Index as the fund's primary benchmark. The S&P Target Date 2025 Index is more representative of the fund's investment program and asset allocation strategies.
[3]	Combined Index Portfolio is an unmanaged portfolio composed of 77.00% stocks (55.05% Russell 3000 Index, 21.95% MSCI All Country World Index ex USA), and 23.00% bonds (21.50% Barclays U.S. Aggregate Bond Index, 1.50% Barclays U.S. 1-5 Year Treasury TIPS Index). The percentages will vary over time and the indices may vary over time.

R Class | T. Rowe Price Retirement 2030 Fund
SUMMARY T. Rowe Price Retirement 2030 Fund
Investment Objective
The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund’s R Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		R Class T. Rowe Price Retirement 2030 Fund T. Rowe Price Retirement 2030 Fund- R Class
Management fees	[1]	none
Distribution and service (12b-1) fees	[1]	0.50%
Other expenses	[1]	none
Acquired fund fees and expenses	[1]	0.75%
Total annual fund operating expenses	[1]	1.25%
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
R Class T. Rowe Price Retirement 2030 Fund T. Rowe Price Retirement 2030 Fund- R Class	127	397	686	1,511

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 22.3% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund’s allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire on or near the target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund’s potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund’s allocation to stocks is anticipated to be approximately 55% of its assets. The fund’s exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as “neutral” allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of October 1, 2012. The target allocations and actual allocations may differ. The fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.
2030 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	82.50%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	10.65% 15.80 15.80
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	3.29 3.29
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	2.01 2.02 2.01
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	6.66 6.66 6.66
		International Emerging Market Stocks	Emerging Markets Stock	3.53
		Inflation Focused Stocks	Real Assets	4.12
Bonds	17.50	Domestic Investment-Grade Bonds	New Income	12.25
		Domestic High Yield Bonds	High Yield	1.75
		International Bonds	Emerging Markets Bond International Bond	1.75 1.75
		Inflation Focused Bonds	Inflation Focused Bond	0.00

Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund’s risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund’s overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund’s share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund’s price or yield.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing risk This is the risk that the fund’s investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Performance
The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Retirement 2030 Fund–R Class Calendar Year Returns

	Quarter Ended	Total Return
Best Quarter	6/30/09	19.90%
Worst Quarter	12/31/08	-22.33%
The fund’s return for the six months ended 6/30/12 was 7.46%.
In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Average Annual Total Returns Periods ended December 31, 2011
Average Annual Total Returns R Class T. Rowe Price Retirement 2030 Fund		1 Year	5 Years	Since inception	Inception date
T. Rowe Price Retirement 2030 Fund- R Class		(3.20%)	0.18%	5.29%	Oct 31, 2003
T. Rowe Price Retirement 2030 Fund- R Class Returns after taxes on distributions		(3.45%)	(0.31%)	4.81%	Oct 31, 2003
T. Rowe Price Retirement 2030 Fund- R Class Returns after taxes on distributions and sale of fund shares		(1.92%)	none	4.45%	Oct 31, 2003
Dow Jones Target 2030 Index (reflects no deduction for fees, expenses, or taxes)	[1]	(1.20%)	1.75%	6.83%
Combined Index Portfolio (reflects no deduction for fees, expenses, or taxes)	[2]	(0.80%)	0.40%	5.27%
[1]	Effective November 1, 2012, the S&P Target Date 2030 Index will replace the Dow Jones Target 2030 Index as the fund's primary benchmark. The S&P Target Date 2030 Index is more representative of the fund's investment program and asset allocation strategies.
[2]	Combined Index Portfolio is an unmanaged portfolio composed of 83.00% stocks (59.35% Russell 3000 Index, 23.65% MSCI All Country World Index ex USA), and 17.00% bonds (Barclays U.S. Aggregate Bond Index). The percentages will vary over time and the indices may vary over time.

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Retirement Funds, Inc.
Prospectus Date	rr_ProspectusDate	Oct 1, 2012
R Class | T. Rowe Price Retirement 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY T. Rowe Price Retirement 2030 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Fees and Expenses of the Fund’s R Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 22.3% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.30%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund’s allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire on or near the target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund’s potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund’s allocation to stocks is anticipated to be approximately 55% of its assets. The fund’s exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as “neutral” allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of October 1, 2012. The target allocations and actual allocations may differ. The fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.
2030 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	82.50%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	10.65% 15.80 15.80
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	3.29 3.29
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	2.01 2.02 2.01
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	6.66 6.66 6.66
		International Emerging Market Stocks	Emerging Markets Stock	3.53
		Inflation Focused Stocks	Real Assets	4.12
Bonds	17.50	Domestic Investment-Grade Bonds	New Income	12.25
		Domestic High Yield Bonds	High Yield	1.75
		International Bonds	Emerging Markets Bond International Bond	1.75 1.75
		Inflation Focused Bonds	Inflation Focused Bond	0.00

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund’s risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund’s overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund’s share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund’s price or yield.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

		Foreign investing risk This is the risk that the fund’s investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

		The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-638-8790
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Retirement 2030 Fund–R Class Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter	6/30/09	19.90%
Worst Quarter	12/31/08	-22.33%
		The fund’s return for the six months ended 6/30/12 was 7.46%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2011
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective November 1, 2012, the S&P Target Date 2030 Index will replace the Dow Jones Target 2030 Index as the fund’s primary benchmark. The S&P Target Date 2030 Index is more representative of the fund’s investment program and asset allocation strategies.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790.
R Class | T. Rowe Price Retirement 2030 Fund | T. Rowe Price Retirement 2030 Fund- R Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Other expenses	rr_OtherExpensesOverAssets	none	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.25%	[1]
1 year	rr_ExpenseExampleYear01	127
3 years	rr_ExpenseExampleYear03	397
5 years	rr_ExpenseExampleYear05	686
10 years	rr_ExpenseExampleYear10	1,511
2004	rr_AnnualReturn2004	13.71%
2005	rr_AnnualReturn2005	7.62%
2006	rr_AnnualReturn2006	15.60%
2007	rr_AnnualReturn2007	6.27%
2008	rr_AnnualReturn2008	(38.15%)
2009	rr_AnnualReturn2009	37.43%
2010	rr_AnnualReturn2010	15.43%
2011	rr_AnnualReturn2011	(3.20%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund’s return for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.46%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.33%)
1 Year	rr_AverageAnnualReturnYear01	(3.20%)
5 Years	rr_AverageAnnualReturnYear05	0.18%
Since inception	rr_AverageAnnualReturnSinceInception	5.29%
Inception date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
R Class | T. Rowe Price Retirement 2030 Fund | Returns after taxes on distributions | T. Rowe Price Retirement 2030 Fund- R Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.45%)
5 Years	rr_AverageAnnualReturnYear05	(0.31%)
Since inception	rr_AverageAnnualReturnSinceInception	4.81%
Inception date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
R Class | T. Rowe Price Retirement 2030 Fund | Returns after taxes on distributions and sale of fund shares | T. Rowe Price Retirement 2030 Fund- R Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.92%)
5 Years	rr_AverageAnnualReturnYear05	none
Since inception	rr_AverageAnnualReturnSinceInception	4.45%
Inception date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
R Class | T. Rowe Price Retirement 2030 Fund | Dow Jones Target 2030 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.20%)	[2]
5 Years	rr_AverageAnnualReturnYear05	1.75%	[2]
Since inception	rr_AverageAnnualReturnSinceInception	6.83%	[2]
R Class | T. Rowe Price Retirement 2030 Fund | Combined Index Portfolio (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.80%)	[3]
5 Years	rr_AverageAnnualReturnYear05	0.40%	[3]
Since inception	rr_AverageAnnualReturnSinceInception	5.27%	[3]

[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Effective November 1, 2012, the S&P Target Date 2030 Index will replace the Dow Jones Target 2030 Index as the fund's primary benchmark. The S&P Target Date 2030 Index is more representative of the fund's investment program and asset allocation strategies.
[3]	Combined Index Portfolio is an unmanaged portfolio composed of 83.00% stocks (59.35% Russell 3000 Index, 23.65% MSCI All Country World Index ex USA), and 17.00% bonds (Barclays U.S. Aggregate Bond Index). The percentages will vary over time and the indices may vary over time.

R Class | T. Rowe Price Retirement 2035 Fund
SUMMARY T. Rowe Price Retirement 2035 Fund
Investment Objective
The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund’s R Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		R Class T. Rowe Price Retirement 2035 Fund T. Rowe Price Retirement 2035 Fund-R Class
Management fees	[1]	none
Distribution and service (12b-1) fees	[1]	0.50%
Other expenses	[1]	none
Acquired fund fees and expenses	[1]	0.77%
Total annual fund operating expenses	[1]	1.27%
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
R Class T. Rowe Price Retirement 2035 Fund T. Rowe Price Retirement 2035 Fund-R Class	129	403	697	1,534

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 27.1% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund’s allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire on or near the target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund’s potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund’s allocation to stocks is anticipated to be approximately 55% of its assets. The fund’s exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as “neutral” allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of October 1, 2012. The target allocations and actual allocations may differ. The fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.
2035 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	87.50%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	8.41% 18.20 18.20
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	3.49 3.49
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	2.13 2.14 2.13
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	7.07 7.07 7.06
		International Emerging Market Stocks	Emerging Markets Stock	3.74
		Inflation Focused Stocks	Real Assets	4.37
Bonds	12.50	Domestic Investment-Grade Bonds	New Income	8.75
		Domestic High Yield Bonds	High Yield	1.25
		International Bonds	Emerging Markets Bond International Bond	1.25 1.25
		Inflation Focused Bonds	Inflation Focused Bond	0.00

Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund’s risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund’s overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund’s share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund’s price or yield.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing risk This is the risk that the fund’s investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Performance
The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Retirement 2035 Fund–R Class Calendar Year Returns

	Quarter Ended	Total Return
Best Quarter	6/30/09	20.41%
Worst Quarter	12/31/08	-23.11%
The fund’s return for the six months ended 6/30/12 was 7.62%.
In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Average Annual Total Returns Periods ended December 31, 2011
Average Annual Total Returns R Class T. Rowe Price Retirement 2035 Fund		1 Year	Since inception	Inception date
T. Rowe Price Retirement 2035 Fund-R Class		(3.78%)	(2.00%)	May 31, 2007
T. Rowe Price Retirement 2035 Fund-R Class Returns after taxes on distributions		(3.99%)	(2.51%)	May 31, 2007
T. Rowe Price Retirement 2035 Fund-R Class Returns after taxes on distributions and sale of fund shares		(2.30%)	(1.84%)	May 31, 2007
Dow Jones Target 2035 Index (reflects no deduction for fees, expenses, or taxes)	[1]	(2.62%)	(0.63%)
Combined Index Portfolio (reflects no deduction for fees, expenses, or taxes)	[2]	(1.36%)	(1.63%)
[1]	Effective November 1, 2012, the S&P Target Date 2035 Index will replace the Dow Jones Target 2035 Index as the fund's primary benchmark. The S&P Target Date 2035 Index is more representative of the fund's investment program and asset allocation strategies.
[2]	Combined Index Portfolio is an unmanaged portfolio composed of 88.00% stocks (62.92% Russell 3000 Index, 25.08% MSCI All Country World Index ex USA), and 12.00% bonds (Barclays U.S. Aggregate Bond Index). The percentages will vary over time and the indices may vary over time.

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Retirement Funds, Inc.
Prospectus Date	rr_ProspectusDate	Oct 1, 2012
R Class | T. Rowe Price Retirement 2035 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY T. Rowe Price Retirement 2035 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Fees and Expenses of the Fund’s R Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 27.1% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.10%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund’s allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire on or near the target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund’s potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund’s allocation to stocks is anticipated to be approximately 55% of its assets. The fund’s exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as “neutral” allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of October 1, 2012. The target allocations and actual allocations may differ. The fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.
2035 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	87.50%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	8.41% 18.20 18.20
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	3.49 3.49
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	2.13 2.14 2.13
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	7.07 7.07 7.06
		International Emerging Market Stocks	Emerging Markets Stock	3.74
		Inflation Focused Stocks	Real Assets	4.37
Bonds	12.50	Domestic Investment-Grade Bonds	New Income	8.75
		Domestic High Yield Bonds	High Yield	1.25
		International Bonds	Emerging Markets Bond International Bond	1.25 1.25
		Inflation Focused Bonds	Inflation Focused Bond	0.00

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund’s risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund’s overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund’s share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund’s price or yield.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

		Foreign investing risk This is the risk that the fund’s investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

		The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-638-8790
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Retirement 2035 Fund–R Class Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter	6/30/09	20.41%
Worst Quarter	12/31/08	-23.11%
		The fund’s return for the six months ended 6/30/12 was 7.62%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2011
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective November 1, 2012, the S&P Target Date 2035 Index will replace the Dow Jones Target 2035 Index as the fund’s primary benchmark. The S&P Target Date 2035 Index is more representative of the fund’s investment program and asset allocation strategies.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790.
R Class | T. Rowe Price Retirement 2035 Fund | T. Rowe Price Retirement 2035 Fund-R Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Other expenses	rr_OtherExpensesOverAssets	none	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.27%	[1]
1 year	rr_ExpenseExampleYear01	129
3 years	rr_ExpenseExampleYear03	403
5 years	rr_ExpenseExampleYear05	697
10 years	rr_ExpenseExampleYear10	1,534
2008	rr_AnnualReturn2008	(39.24%)
2009	rr_AnnualReturn2009	38.54%
2010	rr_AnnualReturn2010	15.76%
2011	rr_AnnualReturn2011	(3.78%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund’s return for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.62%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.11%)
1 Year	rr_AverageAnnualReturnYear01	(3.78%)
Since inception	rr_AverageAnnualReturnSinceInception	(2.00%)
Inception date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
R Class | T. Rowe Price Retirement 2035 Fund | Returns after taxes on distributions | T. Rowe Price Retirement 2035 Fund-R Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.99%)
Since inception	rr_AverageAnnualReturnSinceInception	(2.51%)
Inception date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
R Class | T. Rowe Price Retirement 2035 Fund | Returns after taxes on distributions and sale of fund shares | T. Rowe Price Retirement 2035 Fund-R Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.30%)
Since inception	rr_AverageAnnualReturnSinceInception	(1.84%)
Inception date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
R Class | T. Rowe Price Retirement 2035 Fund | Dow Jones Target 2035 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.62%)	[2]
Since inception	rr_AverageAnnualReturnSinceInception	(0.63%)	[2]
R Class | T. Rowe Price Retirement 2035 Fund | Combined Index Portfolio (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.36%)	[3]
Since inception	rr_AverageAnnualReturnSinceInception	(1.63%)	[3]

[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Effective November 1, 2012, the S&P Target Date 2035 Index will replace the Dow Jones Target 2035 Index as the fund's primary benchmark. The S&P Target Date 2035 Index is more representative of the fund's investment program and asset allocation strategies.
[3]	Combined Index Portfolio is an unmanaged portfolio composed of 88.00% stocks (62.92% Russell 3000 Index, 25.08% MSCI All Country World Index ex USA), and 12.00% bonds (Barclays U.S. Aggregate Bond Index). The percentages will vary over time and the indices may vary over time.

R Class | T. Rowe Price Retirement 2040 Fund
SUMMARY T. Rowe Price Retirement 2040 Fund
Investment Objective
The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund’s R Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		R Class T. Rowe Price Retirement 2040 Fund T. Rowe Price Retirement 2040 Fund-R Class
Management fees	[1]	none
Distribution and service (12b-1) fees	[1]	0.50%
Other expenses	[1]	none
Acquired fund fees and expenses	[1]	0.78%
Total annual fund operating expenses	[1]	1.28%
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
R Class T. Rowe Price Retirement 2040 Fund T. Rowe Price Retirement 2040 Fund-R Class	130	406	702	1,545

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 22.1% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund’s allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire on or near the target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund’s potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund’s allocation to stocks is anticipated to be approximately 55% of its assets. The fund’s exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as “neutral” allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of October 1, 2012. The target allocations and actual allocations may differ. The fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

2040 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	90.00%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	7.41% 19.34 19.34
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	3.59 3.59
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	2.19 2.20 2.19
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	7.27 7.27 7.26
		International Emerging Market Stocks	Emerging Markets Stock	3.85
		Inflation Focused Stocks	Real Assets	4.50
Bonds	10.00	Domestic Investment-Grade Bonds	New Income	7.00
		Domestic High Yield Bonds	High Yield	1.00
		International Bonds	Emerging Markets Bond International Bond	1.00 1.00
		Inflation Focused Bonds	Inflation Focused Bond	0.00

Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund’s risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund’s overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund’s share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund’s price or yield.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing risk This is the risk that the fund’s investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Performance
The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Retirement 2040 Fund–R Class Calendar Year Returns

	Quarter Ended	Total Return
Best Quarter	6/30/09	20.45%
Worst Quarter	12/31/08	-23.08%
The fund’s return for the six months ended 6/30/12 was 7.68%.
In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Average Annual Total Returns Periods ended December 31, 2011
Average Annual Total Returns R Class T. Rowe Price Retirement 2040 Fund		1 Year	5 Years	Since inception	Inception date
T. Rowe Price Retirement 2040 Fund-R Class		(3.99%)	(0.08%)	5.12%	Oct 31, 2003
T. Rowe Price Retirement 2040 Fund-R Class Returns after taxes on distributions		(4.16%)	(0.53%)	4.69%	Oct 31, 2003
T. Rowe Price Retirement 2040 Fund-R Class Returns after taxes on distributions and sale of fund shares		(2.44%)	(0.19%)	4.34%	Oct 31, 2003
Dow Jones Target 2040 Index (reflects no deduction for fees, expenses, or taxes)	[1]	(3.59%)	0.93%	6.68%
Combined Index Portfolio (reflects no deduction for fees, expenses, or taxes)	[2]	(1.46%)	0.14%	5.12%
[1]	Effective November 1, 2012, the S&P Target Date 2040 Index will replace the Dow Jones Target 2040 Index as the fund's primary benchmark. The S&P Target Date 2040 Index is more representative of the fund's investment program and asset allocation strategies.
[2]	Combined Index Portfolio is an unmanaged portfolio composed of 90.00% stocks (64.35% Russell 3000 Index, 25.65% MSCI All Country World ex USA), 10.00% bonds (Barclays U.S. Aggregate Bond Index). The percentages will vary over time and the indices may vary over time.

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Retirement Funds, Inc.
Prospectus Date	rr_ProspectusDate	Oct 1, 2012
R Class | T. Rowe Price Retirement 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY T. Rowe Price Retirement 2040 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Fees and Expenses of the Fund’s R Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 22.1% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.10%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund’s allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire on or near the target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund’s potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund’s allocation to stocks is anticipated to be approximately 55% of its assets. The fund’s exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as “neutral” allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of October 1, 2012. The target allocations and actual allocations may differ. The fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

2040 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	90.00%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	7.41% 19.34 19.34
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	3.59 3.59
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	2.19 2.20 2.19
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	7.27 7.27 7.26
		International Emerging Market Stocks	Emerging Markets Stock	3.85
		Inflation Focused Stocks	Real Assets	4.50
Bonds	10.00	Domestic Investment-Grade Bonds	New Income	7.00
		Domestic High Yield Bonds	High Yield	1.00
		International Bonds	Emerging Markets Bond International Bond	1.00 1.00
		Inflation Focused Bonds	Inflation Focused Bond	0.00

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund’s risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund’s overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund’s share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund’s price or yield.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

		Foreign investing risk This is the risk that the fund’s investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

		The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-638-8790
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Retirement 2040 Fund–R Class Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter	6/30/09	20.45%
Worst Quarter	12/31/08	-23.08%
		The fund’s return for the six months ended 6/30/12 was 7.68%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2011
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective November 1, 2012, the S&P Target Date 2040 Index will replace the Dow Jones Target 2040 Index as the fund’s primary benchmark. The S&P Target Date 2040 Index is more representative of the fund’s investment program and asset allocation strategies.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790.
R Class | T. Rowe Price Retirement 2040 Fund | T. Rowe Price Retirement 2040 Fund-R Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Other expenses	rr_OtherExpensesOverAssets	none	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.78%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.28%	[1]
1 year	rr_ExpenseExampleYear01	130
3 years	rr_ExpenseExampleYear03	406
5 years	rr_ExpenseExampleYear05	702
10 years	rr_ExpenseExampleYear10	1,545
2004	rr_AnnualReturn2004	13.66%
2005	rr_AnnualReturn2005	7.64%
2006	rr_AnnualReturn2006	15.61%
2007	rr_AnnualReturn2007	6.27%
2008	rr_AnnualReturn2008	(39.18%)
2009	rr_AnnualReturn2009	38.44%
2010	rr_AnnualReturn2010	15.92%
2011	rr_AnnualReturn2011	(3.99%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund’s return for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.68%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.08%)
1 Year	rr_AverageAnnualReturnYear01	(3.99%)
5 Years	rr_AverageAnnualReturnYear05	(0.08%)
Since inception	rr_AverageAnnualReturnSinceInception	5.12%
Inception date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
R Class | T. Rowe Price Retirement 2040 Fund | Returns after taxes on distributions | T. Rowe Price Retirement 2040 Fund-R Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.16%)
5 Years	rr_AverageAnnualReturnYear05	(0.53%)
Since inception	rr_AverageAnnualReturnSinceInception	4.69%
Inception date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
R Class | T. Rowe Price Retirement 2040 Fund | Returns after taxes on distributions and sale of fund shares | T. Rowe Price Retirement 2040 Fund-R Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.44%)
5 Years	rr_AverageAnnualReturnYear05	(0.19%)
Since inception	rr_AverageAnnualReturnSinceInception	4.34%
Inception date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
R Class | T. Rowe Price Retirement 2040 Fund | Dow Jones Target 2040 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.59%)	[2]
5 Years	rr_AverageAnnualReturnYear05	0.93%	[2]
Since inception	rr_AverageAnnualReturnSinceInception	6.68%	[2]
R Class | T. Rowe Price Retirement 2040 Fund | Combined Index Portfolio (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.46%)	[3]
5 Years	rr_AverageAnnualReturnYear05	0.14%	[3]
Since inception	rr_AverageAnnualReturnSinceInception	5.12%	[3]

[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Effective November 1, 2012, the S&P Target Date 2040 Index will replace the Dow Jones Target 2040 Index as the fund's primary benchmark. The S&P Target Date 2040 Index is more representative of the fund's investment program and asset allocation strategies.
[3]	Combined Index Portfolio is an unmanaged portfolio composed of 90.00% stocks (64.35% Russell 3000 Index, 25.65% MSCI All Country World ex USA), 10.00% bonds (Barclays U.S. Aggregate Bond Index). The percentages will vary over time and the indices may vary over time.

R Class | T. Rowe Price Retirement 2045 Fund
SUMMARY T. Rowe Price Retirement 2045 Fund
Investment Objective
The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund’s R Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		R Class T. Rowe Price Retirement 2045 Fund T. Rowe Price Retirement 2045 Fund-R Class
Management fees	[1]	none
Distribution and service (12b-1) fees	[1]	0.50%
Other expenses	[1]	none
Acquired fund fees and expenses	[1]	0.78%
Total annual fund operating expenses	[1]	1.28%
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
R Class T. Rowe Price Retirement 2045 Fund T. Rowe Price Retirement 2045 Fund-R Class	130	406	702	1,545

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 28.3% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund’s allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire on or near the target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund’s potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund’s allocation to stocks is anticipated to be approximately 55% of its assets. The fund’s exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as “neutral” allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of October 1, 2012. The target allocations and actual allocations may differ. The fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

2045 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	90.00%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	7.41% 19.34 19.34
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	3.59 3.59
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	2.19 2.20 2.19
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	7.27 7.27 7.26
		International Emerging Market Stocks	Emerging Markets Stock	3.85
		Inflation Focused Stocks	Real Assets	4.50
Bonds	10.00	Domestic Investment-Grade Bonds	New Income	7.00
		Domestic High Yield Bonds	High Yield	1.00
		International Bonds	Emerging Markets Bond International Bond	1.00 1.00
		Inflation Focused Bonds	Inflation Focused Bond	0.00

Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund’s risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund’s overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund’s share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund’s price or yield.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing risk This is the risk that the fund’s investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Performance
The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Retirement 2045 Fund–R Class Calendar Year Returns

	Quarter Ended	Total Return
Best Quarter	6/30/09	20.41%
Worst Quarter	12/31/08	-23.02%
The fund’s return for the six months ended 6/30/12 was 7.69%.
In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Average Annual Total Returns Periods ended December 31, 2011
Average Annual Total Returns R Class T. Rowe Price Retirement 2045 Fund		1 Year	Since inception	Inception date
T. Rowe Price Retirement 2045 Fund-R Class		(3.86%)	(1.98%)	May 31, 2007
T. Rowe Price Retirement 2045 Fund-R Class Returns after taxes on distributions		(4.07%)	(2.46%)	May 31, 2007
T. Rowe Price Retirement 2045 Fund-R Class Returns after taxes on distributions and sale of fund shares		(2.34%)	(1.81%)	May 31, 2007
Dow Jones Target 2045 Index (reflects no deduction for fees, expenses, or taxes)	[1]	(3.99%)	(1.07%)
Combined Index Portfolio (reflects no deduction for fees, expenses, or taxes)	[2]	(1.46%)	(1.64%)
[1]	Effective November 1, 2012, the S&P Target Date 2045 Index will replace the Dow Jones Target 2045 Index as the fund's primary benchmark. The S&P Target Date 2045 Index is more representative of the fund's investment program and asset allocation strategies.
[2]	Combined Index Portfolio is an unmanaged portfolio composed of 90.00% stocks (64.35% Russell 3000 Index, 25.65% MSCI All Country World ex USA), 10.00% bonds (Barclays U.S. Aggregate Bond Index). The percentages will vary over time and the indices may vary over time.

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Retirement Funds, Inc.
Prospectus Date	rr_ProspectusDate	Oct 1, 2012
R Class | T. Rowe Price Retirement 2045 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY T. Rowe Price Retirement 2045 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Fees and Expenses of the Fund’s R Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 28.3% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.30%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund’s allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire on or near the target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund’s potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund’s allocation to stocks is anticipated to be approximately 55% of its assets. The fund’s exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as “neutral” allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of October 1, 2012. The target allocations and actual allocations may differ. The fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

2045 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	90.00%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	7.41% 19.34 19.34
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	3.59 3.59
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	2.19 2.20 2.19
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	7.27 7.27 7.26
		International Emerging Market Stocks	Emerging Markets Stock	3.85
		Inflation Focused Stocks	Real Assets	4.50
Bonds	10.00	Domestic Investment-Grade Bonds	New Income	7.00
		Domestic High Yield Bonds	High Yield	1.00
		International Bonds	Emerging Markets Bond International Bond	1.00 1.00
		Inflation Focused Bonds	Inflation Focused Bond	0.00

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund’s risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund’s overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund’s share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund’s price or yield.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

		Foreign investing risk This is the risk that the fund’s investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

		The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-638-8790
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Retirement 2045 Fund–R Class Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter	6/30/09	20.41%
Worst Quarter	12/31/08	-23.02%
		The fund’s return for the six months ended 6/30/12 was 7.69%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2011
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective November 1, 2012, the S&P Target Date 2045 Index will replace the Dow Jones Target 2045 Index as the fund’s primary benchmark. The S&P Target Date 2045 Index is more representative of the fund’s investment program and asset allocation strategies.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790.
R Class | T. Rowe Price Retirement 2045 Fund | T. Rowe Price Retirement 2045 Fund-R Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Other expenses	rr_OtherExpensesOverAssets	none	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.78%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.28%	[1]
1 year	rr_ExpenseExampleYear01	130
3 years	rr_ExpenseExampleYear03	406
5 years	rr_ExpenseExampleYear05	702
10 years	rr_ExpenseExampleYear10	1,545
2008	rr_AnnualReturn2008	(39.08%)
2009	rr_AnnualReturn2009	38.44%
2010	rr_AnnualReturn2010	15.74%
2011	rr_AnnualReturn2011	(3.86%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund's return for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.69%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.02%)
1 Year	rr_AverageAnnualReturnYear01	(3.86%)
Since inception	rr_AverageAnnualReturnSinceInception	(1.98%)
Inception date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
R Class | T. Rowe Price Retirement 2045 Fund | Returns after taxes on distributions | T. Rowe Price Retirement 2045 Fund-R Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.07%)
Since inception	rr_AverageAnnualReturnSinceInception	(2.46%)
Inception date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
R Class | T. Rowe Price Retirement 2045 Fund | Returns after taxes on distributions and sale of fund shares | T. Rowe Price Retirement 2045 Fund-R Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.34%)
Since inception	rr_AverageAnnualReturnSinceInception	(1.81%)
Inception date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
R Class | T. Rowe Price Retirement 2045 Fund | Dow Jones Target 2045 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.99%)	[2]
Since inception	rr_AverageAnnualReturnSinceInception	(1.07%)	[2]
R Class | T. Rowe Price Retirement 2045 Fund | Combined Index Portfolio (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.46%)	[3]
Since inception	rr_AverageAnnualReturnSinceInception	(1.64%)	[3]

[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Effective November 1, 2012, the S&P Target Date 2045 Index will replace the Dow Jones Target 2045 Index as the fund's primary benchmark. The S&P Target Date 2045 Index is more representative of the fund's investment program and asset allocation strategies.
[3]	Combined Index Portfolio is an unmanaged portfolio composed of 90.00% stocks (64.35% Russell 3000 Index, 25.65% MSCI All Country World ex USA), 10.00% bonds (Barclays U.S. Aggregate Bond Index). The percentages will vary over time and the indices may vary over time.

R Class | T. Rowe Price Retirement 2050 Fund
SUMMARY T. Rowe Price Retirement 2050 Fund
Investment Objective
The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund’s R Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		R Class T. Rowe Price Retirement 2050 Fund T. Rowe Price Retirement 2050 Fund-R Class
Management fees	[1]	none
Distribution and service (12b-1) fees	[1]	0.50%
Other expenses	[1]	none
Acquired fund fees and expenses	[1]	0.78%
Total annual fund operating expenses	[1]	1.28%
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
R Class T. Rowe Price Retirement 2050 Fund T. Rowe Price Retirement 2050 Fund-R Class	130	406	702	1,545

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 32.2% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund’s allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire on or near the target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund’s potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund’s allocation to stocks is anticipated to be approximately 55% of its assets. The fund’s exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as “neutral” allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of October 1, 2012. The target allocations and actual allocations may differ. The fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

2050 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	90.00%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	7.41% 19.34 19.34
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	3.59 3.59
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	2.19 2.20 2.19
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	7.27 7.27 7.26
		International Emerging Market Stocks	Emerging Markets Stock	3.85
		Inflation Focused Stocks	Real Assets	4.50
Bonds	10.00	Domestic Investment-Grade Bonds	New Income	7.00
		Domestic High Yield Bonds	High Yield	1.00
		International Bonds	Emerging Markets Bond International Bond	1.00 1.00
		Inflation Focused Bonds	Inflation Focused Bond	0.00

Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund’s risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund’s overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund’s share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund’s price or yield.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing risk This is the risk that the fund’s investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Performance
The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Retirement 2050 Fund–R Class Calendar Year Returns

	Quarter Ended	Total Return
Best Quarter	6/30/09	20.35%
Worst Quarter	12/31/08	-23.15%
The fund’s return for the six months ended 6/30/12 was 7.65%.
In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Average Annual Total Returns Periods ended December 31, 2011
Average Annual Total Returns R Class T. Rowe Price Retirement 2050 Fund		1 Year	5 Years	Since inception	Inception date
T. Rowe Price Retirement 2050 Fund-R Class		(3.91%)	(0.06%)	(0.06%)	Dec 29, 2006
T. Rowe Price Retirement 2050 Fund-R Class Returns after taxes on distributions		(4.15%)	(0.39%)	(0.39%)	Dec 29, 2006
T. Rowe Price Retirement 2050 Fund-R Class Returns after taxes on distributions and sale of fund shares		(2.30%)	(0.15%)	(0.15%)	Dec 29, 2006
Dow Jones Target 2050 Index (reflects no deduction for fees, expenses, or taxes)	[1]	(4.00%)	0.88%	0.88%
Combined Index Portfolio (reflects no deduction for fees, expenses, or taxes)	[2]	(1.46%)	0.14%	0.14%
[1]	Effective November 1, 2012, the S&P Target Date 2050 Index will replace the Dow Jones Target 2050 Index as the fund's primary benchmark. The S&P Target Date 2050 Index is more representative of the fund's investment program and asset allocation strategies.
[2]	Combined Index Portfolio is an unmanaged portfolio composed of 90.00% stocks (64.35% Russell 3000 Index, 25.65% MSCI All Country World ex USA), 10.00% bonds (Barclays U.S. Aggregate Bond Index). The percentages will vary over time and the indices may vary over time.

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Retirement Funds, Inc.
Prospectus Date	rr_ProspectusDate	Oct 1, 2012
T. Rowe Price Retirement 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
R Class | T. Rowe Price Retirement 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY T. Rowe Price Retirement 2050 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Fees and Expenses of the Fund’s R Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 32.2% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.20%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund’s allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire on or near the target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund’s potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund’s allocation to stocks is anticipated to be approximately 55% of its assets. The fund’s exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as “neutral” allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of October 1, 2012. The target allocations and actual allocations may differ. The fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

2050 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	90.00%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	7.41% 19.34 19.34
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	3.59 3.59
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	2.19 2.20 2.19
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	7.27 7.27 7.26
		International Emerging Market Stocks	Emerging Markets Stock	3.85
		Inflation Focused Stocks	Real Assets	4.50
Bonds	10.00	Domestic Investment-Grade Bonds	New Income	7.00
		Domestic High Yield Bonds	High Yield	1.00
		International Bonds	Emerging Markets Bond International Bond	1.00 1.00
		Inflation Focused Bonds	Inflation Focused Bond	0.00

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund’s risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund’s overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund’s share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund’s price or yield.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

		Foreign investing risk This is the risk that the fund’s investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

		The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-638-8790
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Retirement 2050 Fund–R Class Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter	6/30/09	20.35%
Worst Quarter	12/31/08	-23.15%
		The fund’s return for the six months ended 6/30/12 was 7.65%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2011
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective November 1, 2012, the S&P Target Date 2050 Index will replace the Dow Jones Target 2050 Index as the fund’s primary benchmark. The S&P Target Date 2050 Index is more representative of the fund’s investment program and asset allocation strategies.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790.
R Class | T. Rowe Price Retirement 2050 Fund | T. Rowe Price Retirement 2050 Fund-R Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Other expenses	rr_OtherExpensesOverAssets	none	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.78%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.28%	[1]
1 year	rr_ExpenseExampleYear01	130
3 years	rr_ExpenseExampleYear03	406
5 years	rr_ExpenseExampleYear05	702
10 years	rr_ExpenseExampleYear10	1,545
2007	rr_AnnualReturn2007	6.42%
2008	rr_AnnualReturn2008	(39.17%)
2009	rr_AnnualReturn2009	38.36%
2010	rr_AnnualReturn2010	15.81%
2011	rr_AnnualReturn2011	(3.91%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund’s return for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.65%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.15%)
1 Year	rr_AverageAnnualReturnYear01	(3.91%)
5 Years	rr_AverageAnnualReturnYear05	(0.06%)
Since inception	rr_AverageAnnualReturnSinceInception	(0.06%)
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006
R Class | T. Rowe Price Retirement 2050 Fund | Returns after taxes on distributions | T. Rowe Price Retirement 2050 Fund-R Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.15%)
5 Years	rr_AverageAnnualReturnYear05	(0.39%)
Since inception	rr_AverageAnnualReturnSinceInception	(0.39%)
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006
R Class | T. Rowe Price Retirement 2050 Fund | Returns after taxes on distributions and sale of fund shares | T. Rowe Price Retirement 2050 Fund-R Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.30%)
5 Years	rr_AverageAnnualReturnYear05	(0.15%)
Since inception	rr_AverageAnnualReturnSinceInception	(0.15%)
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006
R Class | T. Rowe Price Retirement 2050 Fund | Dow Jones Target 2050 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.00%)	[2]
5 Years	rr_AverageAnnualReturnYear05	0.88%	[2]
Since inception	rr_AverageAnnualReturnSinceInception	0.88%	[2]
R Class | T. Rowe Price Retirement 2050 Fund | Combined Index Portfolio (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.46%)	[3]
5 Years	rr_AverageAnnualReturnYear05	0.14%	[3]
Since inception	rr_AverageAnnualReturnSinceInception	0.14%	[3]

[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Effective November 1, 2012, the S&P Target Date 2050 Index will replace the Dow Jones Target 2050 Index as the fund's primary benchmark. The S&P Target Date 2050 Index is more representative of the fund's investment program and asset allocation strategies.
[3]	Combined Index Portfolio is an unmanaged portfolio composed of 90.00% stocks (64.35% Russell 3000 Index, 25.65% MSCI All Country World ex USA), 10.00% bonds (Barclays U.S. Aggregate Bond Index). The percentages will vary over time and the indices may vary over time.

R Class | T. Rowe Price Retirement 2055 Fund
SUMMARY T. Rowe Price Retirement 2055 Fund
Investment Objective
The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund's R Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		R Class T. Rowe Price Retirement 2055 Fund T. Rowe Price Retirement 2055 Fund-R Class
Management fees	[1]	none
Distribution and service (12b-1) fees	[1]	0.50%
Other expenses	[1]	none
Acquired fund fees and expenses	[1]	0.78%
Total annual fund operating expenses	[1]	1.28%
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
R Class T. Rowe Price Retirement 2055 Fund T. Rowe Price Retirement 2055 Fund-R Class	130	406	702	1,545

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 37.0% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund's allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire on or near the target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined "glide path" shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund's asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund's potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund's allocation to stocks is anticipated to be approximately 55% of its assets. The fund's exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as "neutral" allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of October 1, 2012. The target allocations and actual allocations may differ. The fund's shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.
2055
Asset Class		Sector	Fund	Neutral Allocation
Stocks	90.00%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	7.41% 19.34 19.34
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	3.59 3.59
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	2.19 2.20 2.19
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	7.27 7.27 7.26
		International Emerging Market Stocks	Emerging Markets Stock	3.85
		Inflation Focused Stocks	Real Assets	4.50
Bonds	10.00	Domestic Investment-Grade Bonds	New Income	7.00
		Domestic High Yield Bonds	High Yield	1.00
		International Bonds	Emerging Markets Bond International Bond	1.00 1.00
		Inflation Focused Bonds	Inflation Focused Bond	0.00

Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund’s risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund’s overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund’s share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund’s price or yield.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing risk This is the risk that the fund’s investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Performance
The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Retirement 2055 Fund–R Class Calendar Year Returns

	Quarter Ended	Total Return
Best Quarter	6/30/09	20.45%
Worst Quarter	12/31/08	-23.14%
The fund’s return for the six months ended 6/30/12 was 7.69%.
In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Average Annual Total Returns Periods ended December 31, 2011
Average Annual Total Returns R Class T. Rowe Price Retirement 2055 Fund		1 Year	Since inception	Inception date
T. Rowe Price Retirement 2055 Fund-R Class		(3.78%)	(2.00%)	May 31, 2007
T. Rowe Price Retirement 2055 Fund-R Class Returns after taxes on distributions		(4.03%)	(2.37%)	May 31, 2007
T. Rowe Price Retirement 2055 Fund-R Class Returns after taxes on distributions and sale of fund shares		(2.21%)	(1.80%)	May 31, 2007
Dow Jones Target 2050 Index (reflects no deduction for fees, expenses, or taxes)	[1]	(4.00%)	(0.80%)
Combined Index Portfolio (reflects no deduction for fees, expenses, or taxes)	[2]	(1.46%)	(1.64%)
[1]	Effective November 1, 2012, the S&P Target Date 2055+ Index will replace the Dow Jones Target 2050 Index as the fund's primary benchmark. The S&P Target Date 2055+ Index is more representative of the fund's investment program and asset allocation strategies.
[2]	Combined Index Portfolio is an unmanaged portfolio composed of 90.00% stocks (64.35% Russell 3000 Index, 25.65% MSCI All Country World ex USA), 10.00% bonds (Barclays U.S. Aggregate Bond Index). The percentages will vary over time and the indices may vary over time.

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Retirement Funds, Inc.
Prospectus Date	rr_ProspectusDate	Oct 1, 2012
R Class | T. Rowe Price Retirement 2055 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY T. Rowe Price Retirement 2055 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Fees and Expenses of the Fund's R Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 37.0% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund's allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire on or near the target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined "glide path" shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund's asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund's potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund's allocation to stocks is anticipated to be approximately 55% of its assets. The fund's exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as "neutral" allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of October 1, 2012. The target allocations and actual allocations may differ. The fund's shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.
2055
Asset Class		Sector	Fund	Neutral Allocation
Stocks	90.00%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	7.41% 19.34 19.34
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	3.59 3.59
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	2.19 2.20 2.19
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	7.27 7.27 7.26
		International Emerging Market Stocks	Emerging Markets Stock	3.85
		Inflation Focused Stocks	Real Assets	4.50
Bonds	10.00	Domestic Investment-Grade Bonds	New Income	7.00
		Domestic High Yield Bonds	High Yield	1.00
		International Bonds	Emerging Markets Bond International Bond	1.00 1.00
		Inflation Focused Bonds	Inflation Focused Bond	0.00

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund’s risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund’s overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund’s share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund’s price or yield.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

		Foreign investing risk This is the risk that the fund’s investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

		The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-638-8790
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Retirement 2055 Fund–R Class Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter	6/30/09	20.45%
Worst Quarter	12/31/08	-23.14%
		The fund’s return for the six months ended 6/30/12 was 7.69%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2011
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective November 1, 2012, the S&P Target Date 2055+ Index will replace the Dow Jones Target 2050 Index as the fund’s primary benchmark. The S&P Target Date 2055+ Index is more representative of the fund’s investment program and asset allocation strategies.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790.
R Class | T. Rowe Price Retirement 2055 Fund | T. Rowe Price Retirement 2055 Fund-R Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Other expenses	rr_OtherExpensesOverAssets	none	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.78%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.28%	[1]
1 year	rr_ExpenseExampleYear01	130
3 years	rr_ExpenseExampleYear03	406
5 years	rr_ExpenseExampleYear05	702
10 years	rr_ExpenseExampleYear10	1,545
2008	rr_AnnualReturn2008	(39.22%)
2009	rr_AnnualReturn2009	38.48%
2010	rr_AnnualReturn2010	15.70%
2011	rr_AnnualReturn2011	(3.78%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund’s return for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.69%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.14%)
1 Year	rr_AverageAnnualReturnYear01	(3.78%)
Since inception	rr_AverageAnnualReturnSinceInception	(2.00%)
Inception date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
R Class | T. Rowe Price Retirement 2055 Fund | Returns after taxes on distributions | T. Rowe Price Retirement 2055 Fund-R Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.03%)
Since inception	rr_AverageAnnualReturnSinceInception	(2.37%)
Inception date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
R Class | T. Rowe Price Retirement 2055 Fund | Returns after taxes on distributions and sale of fund shares | T. Rowe Price Retirement 2055 Fund-R Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.21%)
Since inception	rr_AverageAnnualReturnSinceInception	(1.80%)
Inception date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
R Class | T. Rowe Price Retirement 2055 Fund | Dow Jones Target 2050 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.00%)	[2]
Since inception	rr_AverageAnnualReturnSinceInception	(0.80%)	[2]
R Class | T. Rowe Price Retirement 2055 Fund | Combined Index Portfolio (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.46%)	[3]
Since inception	rr_AverageAnnualReturnSinceInception	(1.64%)	[3]

[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Effective November 1, 2012, the S&P Target Date 2055+ Index will replace the Dow Jones Target 2050 Index as the fund's primary benchmark. The S&P Target Date 2055+ Index is more representative of the fund's investment program and asset allocation strategies.
[3]	Combined Index Portfolio is an unmanaged portfolio composed of 90.00% stocks (64.35% Russell 3000 Index, 25.65% MSCI All Country World ex USA), 10.00% bonds (Barclays U.S. Aggregate Bond Index). The percentages will vary over time and the indices may vary over time.

R Class | T. Rowe Price Retirement Income Fund
SUMMARY T. Rowe Price Retirement Income Fund
Investment Objective
The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund’s R Class
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		R Class T. Rowe Price Retirement Income Fund T. Rowe Price Retirement Income Fund-R Class
Management fees	[1]	none
Distribution and service (12b-1) fees	[1]	0.50%
Other expenses	[1]	none
Acquired fund fees and expenses	[1]	0.57%
Total annual fund operating expenses	[1]	1.07%
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
R Class T. Rowe Price Retirement Income Fund T. Rowe Price Retirement Income Fund-R Class	109	340	590	1,306

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 20.7% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund is intended for retired investors who seek income and relative stability from bonds along with some capital appreciation potential from stocks. The fund’s “neutral allocations,” which are what T. Rowe Price considers broadly appropriate for investors during their retirement years, are 40% stock funds and 60% bond funds.

These allocations are intended to reflect the need for reduced market risks, lower portfolio volatility, and an income stream throughout retirement. Although the fund is designed for investors already in retirement, you should be aware that it does not decrease its equity holdings and become increasingly conservative over time. As such, you may want to consider a more conservative or more aggressive approach depending on your age and specific stage of retirement. The fund is designed to be part of an investor’s overall retirement strategy, but is not intended as a complete solution to an investor’s retirement needs. While the overall asset mix generally remains consistent over time, tactical decisions may be made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the fund’s neutral allocations. The target allocations and actual allocations may differ. The fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

Income Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	40.00%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	20.47% 0.00 0.00
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	1.60 1.60
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	0.98 0.97 0.98
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	3.23 3.23 3.23
		International Emerging Market Stocks	Emerging Markets Stock	1.71
		Inflation Focused Stocks	Real Assets	2.00
Bonds	60.00	Domestic Investment-Grade Bonds	New Income	21.00
		Domestic High Yield Bonds	High Yield	3.00
		International Bonds	Emerging Markets Bond International Bond	3.00 3.00
		Inflation Focused Bonds	Inflation Focused Bond	30.00

Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund’s risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market. However, the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund’s share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund’s price or yield.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing risk This is the risk that the fund’s investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Performance
The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Retirement Income Fund–R Class Calendar Year Returns

	Quarter Ended	Total Return
Best Quarter	6/30/09	11.39%
Worst Quarter	12/31/08	-10.20%
The fund’s return for the six months ended 6/30/12 was 4.49%.
In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Average Annual Total Returns Periods ended December 31, 2011
Average Annual Total Returns R Class T. Rowe Price Retirement Income Fund		1 Year	5 Years	Since inception	Inception date
T. Rowe Price Retirement Income Fund-R Class		0.85%	2.86%	4.76%	Oct 31, 2003
T. Rowe Price Retirement Income Fund-R Class Returns after taxes on distributions		0.22%	1.93%	3.82%	Oct 31, 2003
T. Rowe Price Retirement Income Fund-R Class Returns after taxes on distributions and sale of fund shares		0.69%	1.95%	3.61%	Oct 31, 2003
Dow Jones Moderately Conservative Portfolio Index (reflects no deduction for fees, expenses, or taxes)	[1]	2.82%	4.06%	5.85%
Combined Index Portfolio (reflects no deduction for fees, expenses, or taxes)	[2]	1.81%	2.57%	4.55%
[1]	Effective November 1, 2012, the S&P Target Date Retirement Income Index will replace the Dow Jones Moderately Conservative Portfolio Index as the fund's primary benchmark. The S&P Target Date Retirement Income Index is more representative of the fund's investment program and asset allocation strategies.
[2]	Combined Index Portfolio is an unmanaged portfolio composed of 40.00% stocks (28.60% Russell 3000 Index, 11.40% MSCI All Country World Index ex USA), and 60.00% bonds (30.00% Barclays U.S. Aggregate Bond Index, 30.00% Barclays U.S. 1-5 Year Treasury TIPS Index). The percentages will vary over time and the indices may vary over time.

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Retirement Funds, Inc.
Prospectus Date	rr_ProspectusDate	Oct 1, 2012
R Class | T. Rowe Price Retirement Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY T. Rowe Price Retirement Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the Fund’s R Class
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 20.7% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.70%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund is intended for retired investors who seek income and relative stability from bonds along with some capital appreciation potential from stocks. The fund’s “neutral allocations,” which are what T. Rowe Price considers broadly appropriate for investors during their retirement years, are 40% stock funds and 60% bond funds.

These allocations are intended to reflect the need for reduced market risks, lower portfolio volatility, and an income stream throughout retirement. Although the fund is designed for investors already in retirement, you should be aware that it does not decrease its equity holdings and become increasingly conservative over time. As such, you may want to consider a more conservative or more aggressive approach depending on your age and specific stage of retirement. The fund is designed to be part of an investor’s overall retirement strategy, but is not intended as a complete solution to an investor’s retirement needs. While the overall asset mix generally remains consistent over time, tactical decisions may be made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the fund’s neutral allocations. The target allocations and actual allocations may differ. The fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

Income Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	40.00%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	20.47% 0.00 0.00
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	1.60 1.60
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	0.98 0.97 0.98
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	3.23 3.23 3.23
		International Emerging Market Stocks	Emerging Markets Stock	1.71
		Inflation Focused Stocks	Real Assets	2.00
Bonds	60.00	Domestic Investment-Grade Bonds	New Income	21.00
		Domestic High Yield Bonds	High Yield	3.00
		International Bonds	Emerging Markets Bond International Bond	3.00 3.00
		Inflation Focused Bonds	Inflation Focused Bond	30.00

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund’s risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market. However, the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund’s share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, and less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund’s price or yield.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

		Foreign investing risk This is the risk that the fund’s investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

		The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-638-8790
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Retirement Income Fund–R Class Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter	6/30/09	11.39%
Worst Quarter	12/31/08	-10.20%
		The fund’s return for the six months ended 6/30/12 was 4.49%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2011
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective November 1, 2012, the S&P Target Date Retirement Income Index will replace the Dow Jones Moderately Conservative Portfolio Index as the fund’s primary benchmark. The S&P Target Date Retirement Income Index is more representative of the fund’s investment program and asset allocation strategies.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790.
R Class | T. Rowe Price Retirement Income Fund | T. Rowe Price Retirement Income Fund-R Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Other expenses	rr_OtherExpensesOverAssets	none	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.57%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.07%	[1]
1 year	rr_ExpenseExampleYear01	109
3 years	rr_ExpenseExampleYear03	340
5 years	rr_ExpenseExampleYear05	590
10 years	rr_ExpenseExampleYear10	1,306
2004	rr_AnnualReturn2004	7.24%
2005	rr_AnnualReturn2005	4.54%
2006	rr_AnnualReturn2006	9.45%
2007	rr_AnnualReturn2007	5.57%
2008	rr_AnnualReturn2008	(18.80%)
2009	rr_AnnualReturn2009	21.59%
2010	rr_AnnualReturn2010	9.55%
2011	rr_AnnualReturn2011	0.85%
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund’s return for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.49%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.20%)
1 Year	rr_AverageAnnualReturnYear01	0.85%
5 Years	rr_AverageAnnualReturnYear05	2.86%
Since inception	rr_AverageAnnualReturnSinceInception	4.76%
Inception date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
R Class | T. Rowe Price Retirement Income Fund | Returns after taxes on distributions | T. Rowe Price Retirement Income Fund-R Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.22%
5 Years	rr_AverageAnnualReturnYear05	1.93%
Since inception	rr_AverageAnnualReturnSinceInception	3.82%
Inception date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
R Class | T. Rowe Price Retirement Income Fund | Returns after taxes on distributions and sale of fund shares | T. Rowe Price Retirement Income Fund-R Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.69%
5 Years	rr_AverageAnnualReturnYear05	1.95%
Since inception	rr_AverageAnnualReturnSinceInception	3.61%
Inception date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
R Class | T. Rowe Price Retirement Income Fund | Dow Jones Moderately Conservative Portfolio Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.82%	[2]
5 Years	rr_AverageAnnualReturnYear05	4.06%	[2]
Since inception	rr_AverageAnnualReturnSinceInception	5.85%	[2]
R Class | T. Rowe Price Retirement Income Fund | Combined Index Portfolio (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.81%	[3]
5 Years	rr_AverageAnnualReturnYear05	2.57%	[3]
Since inception	rr_AverageAnnualReturnSinceInception	4.55%	[3]

[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Effective November 1, 2012, the S&P Target Date Retirement Income Index will replace the Dow Jones Moderately Conservative Portfolio Index as the fund's primary benchmark. The S&P Target Date Retirement Income Index is more representative of the fund's investment program and asset allocation strategies.
[3]	Combined Index Portfolio is an unmanaged portfolio composed of 40.00% stocks (28.60% Russell 3000 Index, 11.40% MSCI All Country World Index ex USA), and 60.00% bonds (30.00% Barclays U.S. Aggregate Bond Index, 30.00% Barclays U.S. 1-5 Year Treasury TIPS Index). The percentages will vary over time and the indices may vary over time.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Retirement Funds, Inc.
Prospectus Date	rr_ProspectusDate	Oct 1, 2012
Document Creation Date	dei_DocumentCreationDate	Sep 27, 2012